UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT series FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2013

Item 1:	Report(s) to Shareholders.

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

34	Statement of Assets and Liabilities

35	Statement of Operations

36	Statement of Changes in Net Assets

37	Financial Highlights

38	Notes to Financial Statements

49	Supplemental Information to Shareholders

Lord Abbett Series Fund — Bond Debenture Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund – Bond Debenture Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class VC
Actual	$1,000.00	$1,019.60	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Agency	0.02%
Automotive	2.26%
Banking	3.08%
Basic Industry	5.97%
Capital Goods	8.70%
Consumer Cyclical	6.50%
Consumer Non-Cyclical	4.62%
Energy	13.39%
Financial Services	5.02%
Foreign Government	0.10%
Health Care	8.43%
Insurance	1.06%
Media	6.83%
Real Estate	1.28%
Services	7.93%
Technology & Electronics	9.78%
Telecommunications	8.37%
U.S. Government	1.25%
Utility	2.43%
Repurchase Agreement	2.98%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 96.72%

COMMON STOCKS 2.56%

Agency/Government Related 0.01%
Fannie Mae*	36	$51,273

Auto Parts & Equipment 0.03%
Cooper-Standard Holdings, Inc.*	5	223,990

Chemicals 0.29%
Axiall Corp.	16	681,280
Monsanto Co.	17	1,679,600
Total		2,360,880

Computer Hardware 0.12%
Apple, Inc.	2	594,120
NVIDIA Corp.	25	350,750
Total		944,870

Consumer/Commercial/Lease Financing 0.07%
Nationstar Mortgage Holdings, Inc.*	15	561,600

Consumer Products 0.16%
Estee Lauder Cos., Inc. (The) Class A	20	1,315,400

Electronics 0.04%
Broadcom Corp. Class A	10	337,600

Energy: Exploration & Production 0.28%
Concho Resources, Inc.*	22	1,825,096
Kodiak Oil & Gas Corp.*	57	506,730
Total		2,331,826

Food: Wholesale 0.07%
Boulder Brands, Inc.*	45	542,250

Health Services 0.11%
Team Health Holdings, Inc.*	22	903,540

Investments & Miscellaneous Financial Services 0.20%
SPDR S&P 500 ETF Trust	10	1,600,100

Life Insurance 0.08%
MetLife, Inc.	15	686,400

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares (000)	Fair Value
Multi-Line Insurance 0.08%
Hartford Financial Services Group, Inc.	20	$618,400

Pharmaceuticals 0.38%
BioMarin Pharmaceutical, Inc.*	35	1,952,650
Bristol-Myers Squibb Co.	10	446,900
Vertex Pharmaceuticals, Inc.*	9	702,457
Total		3,102,007

Printing & Publishing 0.16%
Tribune Co.*	23	1,313,821

Real Estate Investment Trusts 0.08%
Camden Property Trust	10	691,400

Software/Services 0.18%
Informatica Corp.*	15	524,700
VMware, Inc. Class A*	14	937,860
Total		1,462,560

Specialty Retail 0.09%
Home Depot, Inc. (The)	10	774,700

Telecommunications Equipment 0.13%
Palo Alto Networks, Inc.*	26	1,096,160
Total Common Stocks (cost $20,525,598)		20,918,777

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 10.50%

Airlines 0.24%
United Airlines, Inc.	4.50%	1/15/2015		$1,125	1,970,859

Apparel/Textiles 0.18%
Iconix Brand Group, Inc.†	1.50%	3/15/2018		1,300	1,455,188

Auto Loans 0.18%
Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	1,100	1,470,617

Auto Parts & Equipment 0.11%
Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$1,000	888,750

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automakers 0.14%
Ford Motor Co.	4.25%	11/15/2016	$650	$1,177,719

Beverages 0.09%
Molson Coors Brewing Co.	2.50%	7/30/2013	750	758,438

Computer Hardware 0.90%
Intel Corp.	2.95%	12/15/2035	1,200	1,308,750
Intel Corp.	3.25%	8/1/2039	2,200	2,807,761
Micron Technology, Inc.†	2.375%	5/1/2032	800	1,282,000
SanDisk Corp.	1.50%	8/15/2017	1,500	2,007,188
Total				7,405,699

Consumer Products 0.28%
Jarden Corp.†	1.875%	9/15/2018	2,000	2,256,250

Electronics 0.25%
ON Semiconductor Corp.	2.625%	12/15/2026	2,000	2,038,750

Energy: Exploration & Production 0.46%
Chesapeake Energy Corp.	2.50%	5/15/2037	2,000	1,893,750
Cobalt International Energy, Inc.	2.625%	12/1/2019	1,750	1,858,281
Total				3,752,031

Gaming 0.06%
MGM Resorts International	4.25%	4/15/2015	450	504,844

Health Services 0.79%
Brookdale Senior Living, Inc.	2.75%	6/15/2018	2,500	2,956,250
Illumina, Inc.†	0.25%	3/15/2016	1,600	1,734,000
Omnicare, Inc.	3.75%	12/15/2025	550	1,020,250
Theravance, Inc.	3.00%	1/15/2015	490	731,631
Total				6,442,131

Hotels 0.40%
Host Hotels & Resorts LP†	2.50%	10/15/2029	2,400	3,258,000

Integrated Energy 0.17%
SunPower Corp.†	0.75%	6/1/2018	775	804,558
SunPower Corp.	4.50%	3/15/2015	500	585,938
Total				1,390,496

Investments & Miscellaneous Financial Services 0.50%
Affiliated Managers Group, Inc.	3.95%	8/15/2038	3,175	4,091,781

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery 0.67%
Altra Holdings, Inc.	2.75%	3/1/2031	$1,700	$2,041,063
Chart Industries, Inc.	2.00%	8/1/2018	2,300	3,460,062
Total				5,501,125

Managed Care 0.11%
WellPoint, Inc.†	2.75%	10/15/2042	750	937,500

Media: Diversified 0.24%
Liberty Interactive LLC†	0.75%	3/30/2043	1,750	1,929,375

Medical Products 0.25%
Corsicanto Ltd. (Ireland)(b)	3.50%	1/15/2032	995	1,063,406
Hologic, Inc. (Zero Coupon after 3/1/2018)~	2.00%	3/1/2042	1,000	991,875
Total				2,055,281

Metals/Mining (Excluding Steel) 0.07%
Alpha Natural Resources, Inc.	3.75%	12/15/2017	650	555,750

Oil Field Equipment & Services 0.37%
Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	2,500	3,037,500

Pharmaceuticals 1.35%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	1,182,500
Auxilium Pharmaceuticals, Inc.	1.50%	7/15/2018	150	145,031
Gilead Sciences, Inc.	1.625%	5/1/2016	1,525	3,454,133
Medivation, Inc.	2.625%	4/1/2017	2,100	2,660,437
Mylan, Inc.	3.75%	9/15/2015	1,000	2,375,000
Onyx Pharmaceuticals, Inc.	4.00%	8/15/2016	400	1,210,600
Total				11,027,701

Real Estate Investment Trusts 0.26%
Boston Properties LP†	3.625%	2/15/2014	1,200	1,241,250
ProLogis LP	3.25%	3/15/2015	725	838,734
Total				2,079,984

Software/Services 1.86%
Alliance Data Systems Corp.	1.75%	8/1/2013	1,500	3,409,687
Concur Technologies, Inc.†	0.50%	6/15/2018	450	450,000
EMC Corp.	1.75%	12/1/2013	550	812,972
NetSuite, Inc.†	0.25%	6/1/2018	1,475	1,508,187
Nuance Communications, Inc.	2.75%	8/15/2027	1,450	1,681,094
Nuance Communications, Inc.	2.75%	11/1/2031	750	776,250

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)
Salesforce.com, Inc.	0.75%	1/15/2015	$1,200		$2,174,250
Shutterfly, Inc.†	0.25%	5/15/2018	605		668,903
Workday, Inc.†	0.75%	7/15/2018	850		869,125
Xilinx, Inc.	2.625%	6/15/2017	2,000		2,867,500
Total					15,217,968

Support: Services 0.27%
priceline.com, Inc.	1.00%	3/15/2018	1,400		1,634,500
priceline.com, Inc.	1.25%	3/15/2015	205		561,104
Total					2,195,604

Telecommunications Equipment 0.23%
Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	1,900		1,851,313

Telecommunications: Wireless 0.07%
Clearwire Communications LLC/ Clearwire Finance, Inc.†	8.25%	12/1/2040	500		554,375
Total Convertible Bonds (cost $79,098,795)					85,805,029

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.89%

Aerospace/Defense 0.36%
United Technologies Corp.	7.50%		50		2,968,000

Auto Parts & Equipment 0.02%
Cooper-Standard Holdings, Inc. PIK	7.00%		—	(d)	131,338

Automakers 0.21%
General Motors Co.	4.75%		35		1,685,600

Banking 0.65%
Bank of America Corp.	7.25%		2		2,221,000
Fifth Third Bancorp	8.50%		20		3,117,400
Total					5,338,400

Electric: Integrated 0.52%
NextEra Energy, Inc.	5.889%		35		1,943,900
PPL Corp.	8.75%		35		1,890,700
PPL Corp.	9.50%		7		387,834
Total					4,222,434

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate		Shares (000)	Fair Value
Forestry/Paper 0.11%
Weyerhaeuser Co.	6.375%		17	$877,372

Investments & Miscellaneous Financial Services 0.19%
AMG Capital Trust I	5.10%		25	1,535,937

Life Insurance 0.23%
MetLife, Inc.	5.00%		35	1,917,650

Metals/Mining (Excluding Steel) 0.19%
Cliffs Natural Resources, Inc.	7.00%		87	1,535,734

Railroads 0.22%
Genesee & Wyoming, Inc.	5.00%		15	1,802,100

Real Estate Investment Trusts 0.13%
Alexandria Real Estate Equities, Inc.	7.00%		40	1,035,600

Steel Producers/Products 0.04%
ArcelorMittal (Luxembourg)(b)	6.00%		20	375,400

Telecommunications: Integrated/Services 0.02%
Intelsat SA (Luxembourg)(b)	5.75%		4	192,500
Total Convertible Preferred Stocks (cost $21,876,262)				23,618,065

		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 3.16%

Chemicals 0.12%
Oxea S.A.R.L. USD 2nd Lien Term (Germany)(b)	8.25%	5/22/2020	$1,000	1,000,000

Department Stores 0.07%
JC Penney Corp., Inc. 1st Lien Term Loan	6.00%	5/21/2018	550	551,766

Diversified Capital Goods 0.15%
Air Distribution Technologies, Inc.
1st Lien Term Loan	5.00%	11/9/2018	995	1,002,462
Air Distribution Technologies, Inc.
2nd Lien Term Loan	9.25%	5/1/2020	250	258,125
Total				1,260,587

Food 0.27%
Hostess Brands, Inc. Term Loan	6.75%	3/6/2020	2,150	2,194,795

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.38%
Albertson’s LLC Term Loan B2	4.75%	3/21/2019	$748	$744,620
Rite Aid Corp. 2nd Lien Term Loan	5.75%	8/21/2020	2,300	2,337,375
Total				3,081,995

Food/Tobacco 0.27%
GFA Brands, Inc. New Term Loan	7.00%	7/2/2018	2,225	2,233,595

Food: Wholesale 0.10%
Diamond Foods, Inc. Revolver	6.25%	2/25/2015	385	371,844
Diamond Foods, Inc. Term Loan	6.75%	2/25/2015	450	447,046
Total				818,890

Health Facilities 0.10%
Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	11/23/2018	800	813,000

Health Services 0.24%
CHG Buyer Corp. 1st Lien Term Loan	5.00%	11/19/2019	1,974	1,985,663

Investments & Miscellaneous Financial Services 0.22%
Sedgwick CMS Holdings, Inc.
New 2nd Lien Term Loan	8.00%	12/12/2018	1,750	1,766,406

Media: Broadcast 0.23%
Clear Channel Communications, Inc. Term Loan B	3.845%	1/29/2016	1,925	1,762,588
NEP Supershooters LP 2nd Lien Term Loan	9.50%	8/18/2020	143	146,964
Total				1,909,552

Media: Cable 0.18%
Virgin Media Investment Holdings Ltd.
USD Term Loan B (United Kingdom)(b)	3.50%	6/5/2020	1,500	1,486,462

Media: Services 0.58%
Affinion Group, Inc. Term Loan B	6.50%	10/10/2016	3,151	3,003,120
DG FastChannel, Inc. Term Loan B	7.25%	7/26/2018	1,746	1,726,763
Total				4,729,883

Real Estate Development & Management 0.01%
Realogy Corp. Extended Letter of Credit	4.453%	10/10/2016	60	60,640

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services 0.24%
ION Trading Technologies S.a.r.l.
2nd Lien Term Loan (Luxembourg)(b)	8.25%	5/21/2021		$300	$300,375
SRA International, Inc. Term Loan B	6.50%	7/20/2018		1,663	1,657,059
Total					1,957,434
Total Floating Rate Loans (cost $25,550,875)					25,850,668

FOREIGN BONDS(a) 0.19%

Luxembourg 0.11%
Matterhorn Mobile SA†	6.75%	5/15/2019	CHF	525	569,716
Mobile Challenger Intermediate Group SA PIK†	8.75%	3/15/2019	CHF	300	309,671
Total					879,387

Netherlands 0.08%
Refresco Group BV†	7.375%	5/15/2018	EUR	500	670,350
Total Foreign Bonds (cost $1,604,335)					1,549,737

FOREIGN GOVERNMENT OBLIGATION 0.10%

Bermuda
Bermuda Government† (cost $800,000)	4.138%	1/3/2023		$800	792,000

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.24%

Federal National Mortgage Assoc.(f) (cost $10,233,594)	3.50%	TBA		10,000	10,154,687

HIGH YIELD CORPORATE BONDS 75.71%

Aerospace/Defense 1.82%
B/E Aerospace, Inc.	5.25%	4/1/2022		3,800	3,800,000
Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023		1,250	1,246,875
Esterline Technologies Corp.	7.00%	8/1/2020		550	592,625
GenCorp, Inc.†	7.125%	3/15/2021		1,700	1,768,000
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021		1,500	1,620,000
ManTech International Corp.	7.25%	4/15/2018		1,800	1,881,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020		2,250	2,351,250
Triumph Group, Inc.†	4.875%	4/1/2021		1,050	1,047,375
Triumph Group, Inc.	8.00%	11/15/2017		575	608,062
Total					14,915,187

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Airlines 0.17%
American Airlines 2013-1 Class B
Pass Through Trust†	5.625%	1/15/2021	$500	$517,500
United Airlines, Inc.	6.636%	7/2/2022	424	453,779
United Continental Holdings, Inc.	6.375%	6/1/2018	275	271,562
US Airways 2013-1 Class B Pass Through Trust	5.375%	11/15/2021	175	173,250
Total				1,416,091

Apparel/Textiles 0.69%
Hanesbrands, Inc.	6.375%	12/15/2020	600	642,750
Levi Strauss & Co.	6.875%	5/1/2022	775	844,750
Levi Strauss & Co.	7.625%	5/15/2020	1,000	1,085,000
Perry Ellis International, Inc.	7.875%	4/1/2019	1,800	1,903,500
PVH Corp.	4.50%	12/15/2022	300	289,500
SIWF Merger Sub, Inc./Springs Industries, Inc.†	6.25%	6/1/2021	525	515,813
Wolverine World Wide, Inc.†	6.125%	10/15/2020	350	363,125
Total				5,644,438

Auto Loans 0.44%
Ford Motor Credit Co. LLC	5.00%	5/15/2018	2,000	2,137,848
Ford Motor Credit Co. LLC	5.875%	8/2/2021	1,000	1,092,017
General Motors Financial Co., Inc.†	4.25%	5/15/2023	400	373,500
Total				3,603,365

Auto Parts & Equipment 0.81%
Commercial Vehicle Group, Inc.	7.875%	4/15/2019	1,200	1,207,500
Dana Holding Corp.	6.50%	2/15/2019	2,000	2,137,500
Delphi Corp.	5.00%	2/15/2023	975	1,006,687
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	1,000	1,005,000
Stoneridge, Inc.†	9.50%	10/15/2017	475	510,625
Tenneco, Inc.	6.875%	12/15/2020	725	779,375
Total				6,646,687

Automakers 0.31%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	1,000	1,108,750
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023	1,500	1,462,500
Total				2,571,250

Banking 2.16%
Ally Financial, Inc.	8.30%	2/12/2015	1,500	1,620,000
Fifth Third Capital Trust IV	6.50%	4/15/2037	1,300	1,300,000

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		$1,000	$1,063,837
Huntington Bancshares, Inc.	7.00%	12/15/2020		600	716,958
JPMorgan Chase & Co.	1.625%	5/15/2018		1,500	1,439,683
LBG Capital No.1 plc†(g)	8.00%	—	(h)	1,000	1,022,426
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		725	753,839
Morgan Stanley	4.10%	5/22/2023		1,650	1,527,497
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		780	770,981
People’s United Financial, Inc.	3.65%	12/6/2022		1,390	1,307,858
Regions Bank	6.45%	6/26/2037		1,250	1,316,581
Regions Bank	7.50%	5/15/2018		800	935,126
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	6.125%	12/15/2022		500	477,457
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	7.64%	—	(h)	1,500	1,357,500
SVB Financial Group	5.375%	9/15/2020		600	658,678
Synovus Financial Corp.	7.875%	2/15/2019		600	667,500
Wachovia Capital Trust III	5.57%	—	(h)	750	736,875
Washington Mutual Bank(c)	6.875%	6/15/2011		1,250	125
Total					17,672,921

Beverages 0.28%
Constellation Brands, Inc.	3.75%	5/1/2021		450	422,438
Constellation Brands, Inc.	4.25%	5/1/2023		2,000	1,892,500
Total					2,314,938

Brokerage 0.20%
Cantor Fitzgerald LP†	7.875%	10/15/2019		400	414,386
Raymond James Financial, Inc.	8.60%	8/15/2019		950	1,182,772
Total					1,597,158

Building & Construction 0.64%
K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021		450	409,500
KB Home	9.10%	9/15/2017		1,000	1,125,000
Lennar Corp.†	4.125%	12/1/2018		450	428,625
Lennar Corp.	12.25%	6/1/2017		550	708,125
Ryland Group, Inc. (The)	5.375%	10/1/2022		1,500	1,451,250
Taylor Morrison Communities, Inc./ Monarch Communities, Inc.†	5.25%	4/15/2021		1,200	1,143,000
Total					5,265,500

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.77%
American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	$350	$344,750
Associated Materials LLC/AMH New Finance, Inc.†	9.125%	11/1/2017	250	263,750
Griffon Corp.	7.125%	4/1/2018	425	447,313
HD Supply, Inc.	10.50%	1/15/2021	300	311,625
HD Supply, Inc.	11.50%	7/15/2020	700	813,750
Interline Brands, Inc. PIK	10.00%	11/15/2018	225	243,000
Masco Corp.	7.125%	3/15/2020	1,250	1,400,000
Nortek, Inc.†	8.50%	4/15/2021	475	505,875
Owens Corning, Inc.	4.20%	12/15/2022	875	849,495
Owens Corning, Inc.	9.00%	6/15/2019	875	1,075,551
Total				6,255,109

Chemicals 2.64%
Airgas, Inc.	7.125%	10/1/2018	1,250	1,311,066
Ashland, Inc.†	4.75%	8/15/2022	3,000	2,977,500
Axiall Corp.†	4.875%	5/15/2023	1,700	1,621,375
CF Industries, Inc.	3.45%	6/1/2023	800	770,406
Chemtura Corp.	7.875%	9/1/2018	1,750	1,903,125
Eagle Spinco, Inc.†	4.625%	2/15/2021	2,450	2,361,187
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	1,000	1,025,000
Huntsman International LLC	8.625%	3/15/2020	1,000	1,092,500
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	600	640,500
INEOS Group Holdings SA (Luxembourg)†(b)	6.125%	8/15/2018	250	239,375
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	200	225,116
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	875	918,819
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,271,325
NewMarket Corp.	4.10%	12/15/2022	610	592,140
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	1,200	1,203,000
PetroLogistics LP/PetroLogistics Finance Corp.†	6.25%	4/1/2020	475	467,875
Phibro Animal Health Corp.†	9.25%	7/1/2018	1,450	1,566,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	1,000	1,008,750
TPC Group, Inc.†	8.75%	12/15/2020	375	385,313
Total				21,580,372

Computer Hardware 0.16%
Brocade Communications Systems, Inc.	6.875%	1/15/2020	750	804,375
Seagate HDD Cayman	6.875%	5/1/2020	500	532,500
Total				1,336,875

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 2.45%
Air Lease Corp.	6.125%	4/1/2017	$1,500	$1,560,000
Aircastle Ltd.	6.25%	12/1/2019	700	730,625
CIT Group, Inc.	5.00%	8/15/2022	3,500	3,489,318
Discover Financial Services	3.85%	11/21/2022	500	470,452
International Lease Finance Corp.	6.25%	5/15/2019	1,400	1,445,500
International Lease Finance Corp.	8.25%	12/15/2020	425	478,656
International Lease Finance Corp.	8.75%	3/15/2017	3,535	3,954,781
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	2,050	1,978,250
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	1,550	1,519,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	1,210	1,288,650
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	1,050	1,052,625
SLM Corp.	6.00%	1/25/2017	350	367,500
SLM Corp.	8.45%	6/15/2018	1,500	1,672,500
Total				20,007,857

Consumer Products 1.12%
Avon Products, Inc.	4.60%	3/15/2020	500	506,251
Avon Products, Inc.	5.00%	3/15/2023	1,000	995,879
Elizabeth Arden, Inc.	7.375%	3/15/2021	3,300	3,547,500
Prestige Brands, Inc.	8.125%	2/1/2020	325	356,688
Scotts Miracle-Gro Co. (The)	6.625%	12/15/2020	1,475	1,570,875
Spectrum Brands Escrow Corp.†	6.375%	11/15/2020	1,875	1,968,750
Spectrum Brands Escrow Corp.†	6.625%	11/15/2022	225	236,250
Total				9,182,193

Department Stores 0.09%
Bon-Ton Department Stores, Inc. (The)†	8.00%	6/15/2021	750	765,938

Diversified Capital Goods 1.69%
Actuant Corp.	5.625%	6/15/2022	525	534,187
Amsted Industries, Inc.†	8.125%	3/15/2018	875	927,500
Anixter, Inc.	5.625%	5/1/2019	925	962,000
Belden, Inc.†	5.50%	9/1/2022	1,500	1,481,250
Constellation Enterprises LLC†	10.625%	2/1/2016	925	952,750
Mueller Water Products, Inc.	7.375%	6/1/2017	475	489,250
Park-Ohio Industries, Inc.	8.125%	4/1/2021	800	872,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	2,250	2,401,875
Silver II Borrower/Silver II US Holdings LLC (Luxembourg)†(b)	7.75%	12/15/2020	2,000	2,020,000
SPX Corp.	6.875%	9/1/2017	1,300	1,410,500

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	$575	$589,375
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,141,819
Total				13,782,506

Electric: Generation 1.11%
Calpine Corp.†	7.875%	7/31/2020	725	790,250
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	586	325,267
DPL, Inc.	7.25%	10/15/2021	2,000	2,080,000
Dynegy, Inc.†	5.875%	6/1/2023	400	365,000
Energy Future Intermediate Holding Co. LLC/ EFIH Finance, Inc. PIK†	11.25%	12/1/2018	1,060	900,905
Mirant Americas Generation LLC	9.125%	5/1/2031	875	940,625
NRG Energy, Inc.	7.625%	1/15/2018	1,500	1,612,500
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,600	1,664,000
Texas Competitive Electric Holdings Co. LLC/ TCEH Finance, Inc.†	11.50%	10/1/2020	500	376,250
Total				9,054,797

Electric: Integrated 0.80%
AES Corp. (The)	4.875%	5/15/2023	950	888,250
AES Corp. (The)	8.00%	10/15/2017	1,000	1,130,000
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,209,516
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,165,568
National Fuel Gas Co.	6.50%	4/15/2018	1,000	1,163,655
Total				6,556,989

Electronics 1.21%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,000	977,500
CPI International, Inc.	8.00%	2/15/2018	1,950	2,018,250
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	1,500	1,623,750
Freescale Semiconductor, Inc.	10.75%	8/1/2020	2,150	2,375,750
Jabil Circuit, Inc.	4.70%	9/15/2022	1,350	1,306,125
KLA-Tencor Corp.	6.90%	5/1/2018	875	1,019,661
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	550	594,000
Total				9,915,036

Energy: Exploration & Production 7.79%
Antero Resources Finance Corp.	7.25%	8/1/2019	1,000	1,047,500
Atlas Energy Holdings Operating Co. LLC/ Atlas Resource Finance Corp.†	7.75%	1/15/2021	1,900	1,824,000

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Berry Petroleum Co.	6.375%	9/15/2022	$500	$500,625
Berry Petroleum Co.	6.75%	11/1/2020	2,450	2,548,000
BreitBurn Energy Partners LP/ BreitBurn Finance Corp.	7.875%	4/15/2022	1,700	1,742,500
Chaparral Energy, Inc.	7.625%	11/15/2022	800	820,000
Chaparral Energy, Inc.	8.25%	9/1/2021	2,975	3,146,062
Concho Resources, Inc.	5.50%	4/1/2023	2,800	2,772,000
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,674,000
Continental Resources, Inc.†	4.50%	4/15/2023	800	779,000
Continental Resources, Inc.	7.375%	10/1/2020	650	724,750
Continental Resources, Inc.	8.25%	10/1/2019	500	550,000
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	1,500	1,477,500
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,000	2,070,000
Forest Oil Corp.	7.25%	6/15/2019	1,000	945,000
Halcon Resources Corp.	8.875%	5/15/2021	1,400	1,365,000
Halcon Resources Corp.	9.75%	7/15/2020	600	601,500
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,916,526
Kodiak Oil & Gas Corp.†	5.50%	1/15/2021	1,500	1,464,375
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	1,850	2,016,500
Laredo Petroleum, Inc.	7.375%	5/1/2022	600	633,000
Legacy Reserves LP/Finance Corp.†	6.625%	12/1/2021	800	772,000
Legacy Reserves LP/Finance Corp.†	8.00%	12/1/2020	1,700	1,763,750
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,500	1,511,250
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	750	731,250
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	1,900	1,892,875
Newfield Exploration Co.	5.625%	7/1/2024	3,750	3,656,250
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,000	1,030,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	1,750	1,833,125
OGX Austria GmbH (Austria)†(b)	8.50%	6/1/2018	1,400	455,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	875	831,250
PDC Energy, Inc.†	7.75%	10/15/2022	1,100	1,141,250
Plains Exploration & Production Co.	6.50%	11/15/2020	2,250	2,388,164
Plains Exploration & Production Co.	6.875%	2/15/2023	600	642,896
QEP Resources, Inc.	6.80%	3/1/2020	400	444,000
QEP Resources, Inc.	6.875%	3/1/2021	400	433,000
Range Resources Corp.	5.00%	3/15/2023	1,300	1,277,250
Range Resources Corp.	8.00%	5/15/2019	1,000	1,070,000
SM Energy Co.	6.50%	11/15/2021	1,000	1,055,000

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
SM Energy Co.	6.50%	1/1/2023	$350	$369,250
SM Energy Co.	6.625%	2/15/2019	2,143	2,255,508
Stone Energy Corp.	7.50%	11/15/2022	2,750	2,860,000
W&T Offshore, Inc.	8.50%	6/15/2019	1,475	1,530,313
Whiting Petroleum Corp.	6.50%	10/1/2018	750	796,875
WPX Energy, Inc.	6.00%	1/15/2022	2,250	2,283,750
Total				63,641,844

Environmental 0.28%
ADS Waste Holdings, Inc.†	8.25%	10/1/2020	1,000	1,025,000
Clean Harbors, Inc.	5.25%	8/1/2020	1,200	1,224,000
Total				2,249,000

Food & Drug Retailers 1.28%
Cencosud SA (Chile)†(b)	4.875%	1/20/2023	450	443,381
New Albertson’s, Inc.	7.45%	8/1/2029	500	395,000
New Albertson’s, Inc.	7.75%	6/15/2026	500	396,875
Rite Aid Corp.†	6.875%	12/15/2028	600	549,000
Rite Aid Corp.	7.70%	2/15/2027	3,000	3,015,000
Rite Aid Corp.	9.50%	6/15/2017	1,750	1,818,338
Tops Holding Corp./Tops Markets LLC†	8.875%	12/15/2017	3,000	3,262,500
Tops Holding II Corp. PIK†	8.75%	6/15/2018	625	616,406
Total				10,496,500

Food: Wholesale 1.89%
B&G Foods, Inc.	4.625%	6/1/2021	1,325	1,268,688
BRF SA (Brazil)†(b)	3.95%	5/22/2023	750	661,875
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	400	418,000
Del Monte Corp.	7.625%	2/15/2019	1,500	1,548,750
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,404,200
Hawk Acquisition Sub, Inc.†	4.25%	10/15/2020	1,200	1,150,500
Ingredion, Inc.	4.625%	11/1/2020	525	556,130
Land O’Lakes, Inc.†	6.00%	11/15/2022	850	877,625
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	400	413,000
Post Holdings, Inc.	7.375%	2/15/2022	1,500	1,612,500
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	1,500	1,593,750
Smithfield Foods, Inc.	6.625%	8/15/2022	400	431,000
US Foods, Inc.	8.50%	6/30/2019	2,000	2,100,000
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	1,150	1,217,683
Wells Enterprises, Inc.†	6.75%	2/1/2020	150	157,500
Total				15,411,201

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 0.48%
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	$1,150	$1,200,312
Louisiana-Pacific Corp.	7.50%	6/1/2020	650	711,750
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	700	694,750
Rock-Tenn Co.	3.50%	3/1/2020	600	587,977
Rock-Tenn Co.	4.90%	3/1/2022	300	309,745
Weyerhaeuser Co.	7.375%	10/1/2019	375	443,436
Total				3,947,970

Gaming 1.86%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.†	8.375%	2/15/2018	1,250	1,306,250
CCM Merger, Inc.†	9.125%	5/1/2019	1,750	1,837,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	725	772,125
Graton Economic Development Authority†	9.625%	9/1/2019	1,750	1,925,000
MCE Finance Ltd.†	5.00%	2/15/2021	1,750	1,645,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,665,000
MTR Gaming Group, Inc. PIK	11.50%	8/1/2019	725	761,250
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	750	787,500
River Rock Entertainment Authority (The)	9.00%	11/1/2018	754	622,050
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	1,108	1,202,180
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,296	1,278,990
Sugarhouse HSP Gaming Prop. Mezz. LP/ Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	1,450	1,410,125
Total				15,212,970

Gas Distribution 2.01%
Chesapeake Midstream Partners LP/ CHKM Finance Corp.	6.125%	7/15/2022	500	508,750
Energy Transfer Partners LP	5.20%	2/1/2022	250	265,017
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	675	680,062
Ferrellgas Partners LP	8.625%	6/15/2020	423	432,518
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	375,265
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	1,000	1,035,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,502,561
Inergy Midstream LP/NRGM Finance Corp.†	6.00%	12/15/2020	300	291,000
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,318,624
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	800	806,000

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.	5.50%	2/15/2023	$1,150	$1,138,500
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.	6.25%	6/15/2022	260	269,100
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp.	6.75%	11/1/2020	900	954,000
Martin Midstream Partners LP/ Martin Midstream Finance Corp.†	7.25%	2/15/2021	450	453,375
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	551,358
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	734,861
Regency Energy Partners LP/ Regency Energy Finance Corp.†	4.50%	11/1/2023	525	476,438
Regency Energy Partners LP/ Regency Energy Finance Corp.	5.50%	4/15/2023	525	519,750
Sabine Pass Liquefaction LLC†	5.625%	2/1/2021	950	923,875
Suburban Propane Partners LP/ Suburban Energy Finance Corp.	7.375%	8/1/2021	1,302	1,360,590
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,164,101
Tesoro Logistics LP/ Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	675	668,250
Total				16,428,995

Health Facilities 3.15%
Amsurg Corp.	5.625%	11/30/2020	1,525	1,532,625
Capella Healthcare, Inc.	9.25%	7/1/2017	2,250	2,390,625
Community Health Systems, Inc.	8.00%	11/15/2019	5,750	6,145,312
DaVita, Inc.	5.75%	8/15/2022	1,750	1,754,375
HCA Holdings, Inc.	6.25%	2/15/2021	1,250	1,278,125
HCA Holdings, Inc.	7.75%	5/15/2021	2,250	2,435,625
HCA, Inc.	6.50%	2/15/2020	1,250	1,355,469
HCA, Inc.	7.50%	2/15/2022	2,250	2,497,500
HCA, Inc.	7.69%	6/15/2025	508	551,180
HealthSouth Corp.	8.125%	2/15/2020	1,600	1,740,000
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	1,000	1,014,375
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	475	508,250
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	454,750
Vanguard Health Holding Co. II LLC/ Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	2,130,000
Total				25,788,211

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.38%
Service Corp. International†(i)	5.375%	1/15/2022	$390	$390,000
STHI Holding Corp.†	8.00%	3/15/2018	1,000	1,085,000
Truven Health Analytics, Inc.†	10.625%	6/1/2020	1,450	1,602,250
Total				3,077,250

Hotels 0.30%
Host Hotels & Resorts LP	5.25%	3/15/2022	370	383,965
RHP Hotel Properties LP/RHP Finance Corp.†	5.00%	4/15/2021	800	780,000
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	1,100	1,301,978
Total				2,465,943

Household & Leisure Products 0.52%
American Standard Americas†	10.75%	1/15/2016	1,250	1,318,750
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	850	869,125
RSI Home Products, Inc.†	6.875%	3/1/2018	500	513,750
Serta Simmons Holdings LLC†	8.125%	10/1/2020	1,500	1,533,750
Total				4,235,375

Insurance Brokerage 0.39%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	850	858,500
HUB International Ltd.†	8.125%	10/15/2018	1,550	1,619,750
Willis North America, Inc.	7.00%	9/29/2019	600	689,993
Total				3,168,243

Integrated Energy 0.41%
Alta Wind Holdings LLC†	7.00%	6/30/2035	565	596,067
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	525	573,562
Rosneft Oil Co via Rosneft International
Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	2,350	2,183,150
Total				3,352,779

Investments & Miscellaneous Financial Services 1.20%
FMR LLC†	5.35%	11/15/2021	800	868,516
KKR Group Finance Co.†	6.375%	9/29/2020	700	796,791
Legg Mason, Inc.	5.50%	5/21/2019	1,000	1,031,755
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp.†	5.625%	3/15/2020	300	312,000
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp.†	5.875%	3/15/2022	2,250	2,306,250
Nuveen Investments, Inc.†	9.125%	10/15/2017	2,200	2,216,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	2,250	2,250,000
Total				9,781,812

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leisure 0.58%
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp.†	5.25%	3/15/2021	$1,250	$1,204,688
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	788	842,814
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	775	763,375
Speedway Motorsports, Inc.	6.75%	2/1/2019	800	840,000
Viking Cruises Ltd.†	8.50%	10/15/2022	1,000	1,100,000
Total				4,750,877

Machinery 1.23%
Cleaver-Brooks, Inc.†	8.75%	12/15/2019	825	868,313
Flowserve Corp.	3.50%	9/15/2022	885	851,629
IDEX Corp.	4.50%	12/15/2020	625	649,309
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	1,000	1,010,000
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	2,250	2,463,750
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	2,000	2,050,000
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	1,050	1,052,625
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,081,740
Total				10,027,366

Managed Care 0.18%
Centene Corp.	5.75%	6/1/2017	1,400	1,473,500

Media: Broadcast 0.99%
AMC Networks, Inc.	4.75%	12/15/2022	1,350	1,309,500
AMC Networks, Inc.	7.75%	7/15/2021	2,200	2,414,500
Clear Channel Communications, Inc.	4.90%	5/15/2015	1,000	930,000
Clear Channel Communications, Inc.†	9.00%	12/15/2019	1,250	1,218,750
Clear Channel Communications, Inc.†	11.25%	3/1/2021	1,600	1,676,000
LIN Television Corp.	8.375%	4/15/2018	500	534,375
Total				8,083,125

Media: Cable 3.29%
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,917,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.25%	3/15/2021	750	742,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	9/1/2023	3,250	3,160,625
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	650	680,875
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,454,187
CSC Holdings LLC	8.625%	2/15/2019	1,100	1,276,000
DISH DBS Corp.†	4.25%	4/1/2018	750	738,750
DISH DBS Corp.	4.625%	7/15/2017	600	606,000

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media: Cable (continued)
DISH DBS Corp.†	5.125%	5/1/2020		$1,400	$1,379,000
DISH DBS Corp.	5.875%	7/15/2022		1,275	1,300,500
DISH DBS Corp.	6.75%	6/1/2021		1,225	1,307,687
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020		800	868,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023		3,000	3,000,000
Mediacom Communications Corp.	9.125%	8/15/2019		1,975	2,133,000
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018		750	783,750
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019		525	548,625
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023		1,725	1,638,750
Unitymedia Hessen GmbH & Co. KG/ Unitymedia NRW GmbH (Germany)†(b)	7.50%	3/15/2019		325	343,688
UPCB Finance V Ltd.†	7.25%	11/15/2021		1,150	1,221,875
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019		750	817,500
Total					26,918,812

Media: Diversified 0.24%
Netflix, Inc.†	5.375%	2/1/2021		2,000	2,000,000

Media: Services 0.74%
Affinion Group, Inc.	11.50%	10/15/2015		2,000	1,550,000
Griffey Intermediate, Inc./Griffey Finance Sub LLC†	7.00%	10/15/2020		1,450	1,406,500
Southern Graphics, Inc.†	8.375%	10/15/2020		1,200	1,242,000
WMG Acquisition Corp.†	6.00%	1/15/2021		315	322,087
WMG Acquisition Corp.	11.50%	10/1/2018		1,300	1,495,000
Total					6,015,587

Medical Products 0.92%
Biomet, Inc.	6.50%	8/1/2020		3,500	3,624,688
Grifols, Inc.	8.25%	2/1/2018		750	810,000
Hologic, Inc.	6.25%	8/1/2020		750	781,406
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018		650	702,000
Mallinckrodt International Finance SA†	4.75%	4/15/2023		550	524,940
Polymer Group, Inc.	7.75%	2/1/2019		1,000	1,045,000
Total					7,488,034

Metals/Mining (Excluding Steel) 1.06%
Allied Nevada Gold Corp.†(a)	8.75%	6/1/2019	CAD	850	699,106
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018		$1,500	1,432,500

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Arch Coal, Inc.	7.25%	6/15/2021	$1,000	$820,000
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	500	473,750
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	2,500	2,587,500
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	500	423,120
KGHM International Ltd. (Canada)†(b)	7.75%	6/15/2019	450	459,000
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018	1,300	1,040,000
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	700	697,405
Total				8,632,381

Monoline Insurance 0.14%
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,000	1,109,328

Oil Field Equipment & Services 1.42%
BakerCorp International, Inc.	8.25%	6/1/2019	326	321,110
Dresser-Rand Group, Inc.	6.50%	5/1/2021	1,250	1,331,250
FMC Technologies, Inc.	3.45%	10/1/2022	750	719,854
Gulfmark Offshore, Inc.	6.375%	3/15/2022	1,365	1,361,587
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	3,000	3,030,000
Key Energy Services, Inc.	6.75%	3/1/2021	400	386,000
Offshore Group Investment Ltd.†	7.125%	4/1/2023	575	567,813
Oil States International, Inc.	6.50%	6/1/2019	1,150	1,196,000
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	250	254,375
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	375	382,500
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,000	1,056,360
SESI LLC	6.375%	5/1/2019	500	518,750
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	450	474,750
Total				11,600,349

Oil Refining & Marketing 0.46%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	575	613,094
Tesoro Corp.	5.375%	10/1/2022	1,750	1,780,625
Tesoro Corp.	9.75%	6/1/2019	1,200	1,332,000
Total				3,725,719

Packaging 2.76%
AEP Industries, Inc.	8.25%	4/15/2019	1,800	1,946,250
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	850	910,562
Ball Corp.	4.00%	11/15/2023	2,500	2,321,875
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,960	2,165,800
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	761,250

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	$1,000	$1,010,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	7,250	7,503,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	700	752,500
Sealed Air Corp.†	6.875%	7/15/2033	3,000	2,865,000
Sealed Air Corp.†	8.375%	9/15/2021	1,175	1,333,625
Tekni-Plex, Inc.†	9.75%	6/1/2019	904	965,020
Total				22,535,632

Pharmaceuticals 0.34%
Sky Growth Acquisition Corp.†	7.375%	10/15/2020	2,225	2,291,750
Zoetis, Inc.†	1.875%	2/1/2018	500	490,009
Total				2,781,759

Printing & Publishing 0.16%
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,300	1,306,500

Property & Casualty 0.05%
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	400	422,626

Railroads 0.37%
Florida East Coast Railway Corp.	8.125%	2/1/2017	1,500	1,593,750
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	2.35%	5/15/2020	1,100	1,065,875
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	400	400,000
Total				3,059,625

Real Estate Development & Management 0.17%
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	800	810,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	600	589,881
Total				1,399,881

Real Estate Investment Trusts 0.63%
DDR Corp.	7.875%	9/1/2020	790	964,973
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	800	896,841
Health Care REIT, Inc.	4.95%	1/15/2021	1,000	1,065,723
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,137,603
Kilroy Realty LP	3.80%	1/15/2023	1,100	1,032,421
ProLogis LP(j)	6.875%	3/15/2020	25	29,047
Total				5,126,608

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants 0.38%
DineEquity, Inc.	9.50%	10/30/2018	$2,250	$2,508,750
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC†	5.875%	5/15/2021	625	607,422
Total				3,116,172

Software/Services 4.19%
Alliance Data Systems Corp.†	6.375%	4/1/2020	4,600	4,761,000
Ceridian Corp.†	11.00%	3/15/2021	250	277,500
Ceridian Corp.	11.25%	11/15/2015	500	509,375
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	1,725	1,669,529
First Data Corp.†	8.25%	1/15/2021	4,500	4,612,500
First Data Corp.	11.25%	3/31/2016	594	583,605
First Data Corp.†	11.25%	1/15/2021	1,475	1,478,688
First Data Corp.	12.625%	1/15/2021	4,056	4,309,500
Infor US, Inc.	9.375%	4/1/2019	1,000	1,088,750
NeuStar, Inc.†	4.50%	1/15/2023	1,700	1,615,000
Nuance Communications, Inc.†	5.375%	8/15/2020	1,250	1,228,125
SERENA Software, Inc.	10.375%	3/15/2016	401	396,990
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	1,750	1,881,250
SRA International, Inc.	11.00%	10/1/2019	1,275	1,326,000
SunGard Data Systems, Inc.†	6.625%	11/1/2019	3,250	3,282,500
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,696,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	426,000
Syniverse Holdings, Inc.	9.125%	1/15/2019	1,250	1,340,625
VeriSign, Inc.†	4.625%	5/1/2023	1,835	1,789,125
Total				34,272,062

Specialty Retail 2.81%
Brookstone Co., Inc.†	13.00%	10/15/2014	528	446,160
Brown Shoe Co., Inc.	7.125%	5/15/2019	1,500	1,575,000
CDR DB Sub, Inc.†	7.75%	10/15/2020	2,400	2,418,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	600	583,500
Claire’s Stores, Inc.	8.875%	3/15/2019	1,700	1,793,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	850	939,250
CST Brands, Inc.†	5.00%	5/1/2023	1,350	1,323,000
J. Crew Group, Inc.	8.125%	3/1/2019	1,700	1,793,500
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,115,000
Limited Brands, Inc.	7.60%	7/15/2037	400	413,000
Limited Brands, Inc.	8.50%	6/15/2019	650	757,250

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)
LKQ Corp.†	4.75%	5/15/2023	$1,400	$1,340,500
Michaels Stores, Inc.	7.75%	11/1/2018	600	645,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	750	811,875
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	1,250	1,281,250
QVC, Inc.†	4.375%	3/15/2023	725	677,568
QVC, Inc.†	7.375%	10/15/2020	1,200	1,309,702
Rent-A-Center, Inc.†	4.75%	5/1/2021	500	476,250
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	700	714,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	750	795,000
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,650	1,722,187
Total				22,930,492

Steel Producers/Products 0.20%
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	622,235
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	988,335
Total				1,610,570

Support: Services 2.17%
Ashtead Capital, Inc.†	6.50%	7/15/2022	350	366,625
Avis Budget Car Rental	9.75%	3/15/2020	400	462,000
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	2,050	1,998,750
Corrections Corp. of America†	4.125%	4/1/2020	625	612,500
FTI Consulting, Inc.†	6.00%	11/15/2022	850	864,875
FTI Consulting, Inc.	6.75%	10/1/2020	1,370	1,448,775
Hertz Corp. (The)	5.875%	10/15/2020	200	207,000
Hertz Corp. (The)	7.50%	10/15/2018	2,200	2,370,500
Iron Mountain, Inc.	5.75%	8/15/2024	750	706,875
Iron Mountain, Inc.	7.75%	10/1/2019	800	864,000
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	693,000
NESCO LLC/NESCO Holdings Corp.†	11.75%	4/15/2017	1,000	1,090,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	825	907,500
Sotheby’s†	5.25%	10/1/2022	3,000	2,925,000
United Rentals North America, Inc.	6.125%	6/15/2023	600	600,000
United Rentals North America, Inc.	7.375%	5/15/2020	500	536,250
United Rentals North America, Inc.	7.625%	4/15/2022	1,000	1,087,500
Total				17,741,150

Telecommunications Equipment 0.24%
CommScope Holding Co., Inc. PIK†	6.625%	6/1/2020	950	912,000
CommScope, Inc.†	8.25%	1/15/2019	1,000	1,072,500
Total				1,984,500

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services 3.56%
CenturyLink, Inc.	6.15%	9/15/2019	$2,500	$2,612,500
CenturyLink, Inc.	6.45%	6/15/2021	2,750	2,880,625
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	547,500
DigitalGlobe, Inc.†	5.25%	2/1/2021	1,700	1,640,500
Dycom Investments, Inc.	7.125%	1/15/2021	1,170	1,246,050
Equinix, Inc.	4.875%	4/1/2020	1,000	985,000
Equinix, Inc.	7.00%	7/15/2021	900	979,875
Frontier Communications Corp.	7.125%	1/15/2023	600	599,250
Frontier Communications Corp.	7.625%	4/15/2024	700	705,250
Frontier Communications Corp.	9.25%	7/1/2021	700	803,250
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,100	3,309,250
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.25%	4/1/2019	650	683,313
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	1,375	1,450,625
Intelsat Luxembourg SA (Luxembourg)†(b)	6.75%	6/1/2018	300	303,750
Intelsat Luxembourg SA (Luxembourg)†(b)	7.75%	6/1/2021	1,475	1,495,281
Intelsat Luxembourg SA (Luxembourg)†(b)	8.125%	6/1/2023	700	725,375
MasTec, Inc.	4.875%	3/15/2023	1,450	1,381,125
Sable International Finance Ltd.†	8.75%	2/1/2020	1,040	1,149,200
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	1,300	1,253,200
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	634	592,790
Windstream Corp.	7.00%	3/15/2019	2,750	2,763,750
Windstream Corp.	7.50%	4/1/2023	1,000	1,020,000
Total				29,127,459

Telecommunications: Wireless 4.59%
American Tower Corp.	4.70%	3/15/2022	2,700	2,728,034
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	1,365	1,289,713
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2015	1,000	1,065,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	400	548,000
Cricket Communications, Inc.	7.75%	10/15/2020	3,300	3,184,500
Crown Castle International Corp.	5.25%	1/15/2023	2,000	1,927,500
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	2,000	2,130,000
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	1,750	1,776,250
MetroPCS Wireless, Inc.	6.625%	11/15/2020	1,000	1,041,250
MetroPCS Wireless, Inc.	7.875%	9/1/2018	1,250	1,337,500
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	500	476,380
NII Capital Corp.	8.875%	12/15/2019	750	641,250

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireless (continued)
SBA Telecommunications, Inc.†	5.75%	7/15/2020	$1,500		$1,509,375
SBA Telecommunications, Inc.	8.25%	8/15/2019	325		353,438
SES (Luxembourg)†(b)	3.60%	4/4/2023	810		789,649
Sprint Capital Corp.	6.90%	5/1/2019	4,500		4,702,500
Sprint Nextel Corp.†	7.00%	3/1/2020	1,250		1,353,125
Sprint Nextel Corp.	7.00%	8/15/2020	2,500		2,650,000
Sprint Nextel Corp.	9.125%	3/1/2017	1,000		1,155,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	750		796,875
ViaSat, Inc.	6.875%	6/15/2020	1,000		1,060,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	575		614,531
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	1,000		1,012,500
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	3,250		3,396,250
Total					37,538,620

Theaters & Entertainment 0.15%
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	1,125		1,210,781

Transportation (Excluding Air/Rail) 0.19%
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	625		630,760
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	900		937,125
Total					1,567,885
Total High Yield Corporate Bonds (cost $605,814,380)					618,900,700

	Dividend Rate		Shares (000)
PREFERRED STOCKS 0.36%

Agency/Government Related 0.01%
Fannie Mae*	—		21		93,275

Banking 0.26%
GMAC Capital Trust I	8.125%		25		651,250
Texas Capital Bancshares, Inc.	6.50%		40		979,600
U.S. Bancorp	3.50%		—	(d)	516,787
Total					2,147,637

Property & Casualty Insurance 0.09%
Allstate Corp. (The)	5.10%		27		702,190
Total Preferred Stocks (cost $3,327,056)					2,943,102

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANT 0.01%

Auto Parts & Equipment
Cooper-Standard Holdings, Inc.* (cost $24,655)	$ 27.33	11/27/2017	3	$52,584
Total Long-Term Investments (cost $768,855,550)				790,585,349

	Interest Rate	Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 3.08%

CONVERTIBLE BONDS 0.10%

Health Services
LifePoint Hospitals, Inc. (cost $893,313)	3.50%	5/15/2014	$ 800	869,000

Repurchase Agreement 2.98%
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $24,085,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $24,833,779; proceeds: $24,344,008 (cost $24,343,988)			24,344	24,343,988
Total Short-Term Investments (cost $25,237,301)				25,212,988
Total Investments in Securities 99.80% (cost $794,092,851)				815,798,337
Cash, Foreign Cash and Other Assets in Excess of Liabilities(k) 0.20%				1,667,729
Net Assets 100.00%				$817,466,066

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

CAD	Canadian dollar
CHF	Swiss franc
EUR	euro
ETF	Exchange Traded Fund
PIK	Payment-in-kind
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Amount represents less than 1,000 shares.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at June 30, 2013.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405%% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Securities purchased on a when-issued basis (See Note 2(i)).
(j)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of June 30, 2013.
(k)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2013	150	Short	$(18,984,375)	$473,102

Open Forward Foreign Currency Exchange Contracts at June 30, 2013:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	J.P. Morgan	9/11/2013	1,207,000	$1,597,756	$1,571,573	$26,183

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Common Stocks	$20,918,777(3)	$—	$—	$20,918,777
Convertible Bonds	—	86,674,029	—	86,674,029
Convertible Preferred Stocks
Aerospace/Defense	2,968,000	—	—	2,968,000
Auto Parts & Equipment	—	131,338	—	131,338
Automakers	1,685,600	—	—	1,685,600
Banking	5,338,400	—	—	5,338,400
Electric: Integrated	4,222,434	—	—	4,222,434
Forestry/Paper	877,372	—	—	877,372
Investments & Miscellaneous Financial Services	—	1,535,937	—	1,535,937
Life Insurance	1,917,650	—	—	1,917,650
Metals/Mining (Excluding Steel)	1,535,734	—	—	1,535,734
Railroads	—	1,802,100	—	1,802,100
Real Estate Investment Trusts	1,035,600	—	—	1,035,600
Steel Producers/Products	375,400	—	—	375,400
Telecommunications: Integrated/Services	—	192,500	—	192,500
Floating Rate Loans(4)
Chemicals	—	1,000,000	—	1,000,000
Department Stores	—	551,766	—	551,766
Diversified Capital Goods	—	1,260,587	—	1,260,587
Food	—	2,194,795	—	2,194,795
Food & Drug Retailers	—	3,081,995	—	3,081,995
Food/Tobacco	—	2,233,595	—	2,233,595
Food: Wholesale	—	—	818,890	818,890
Health Facilities	—	813,000	—	813,000
Health Services	—	1,985,663	—	1,985,663
Investments & Miscellaneous Financial Services	—	—	1,766,406	1,766,406
Media: Broadcast	—	1,909,552	—	1,909,552
Media: Cable	—	1,486,462	—	1,486,462
Media: Services	—	3,003,120	1,726,763	4,729,883
Real Estate Development & Management	—	60,640	—	60,640
Software/Services	—	1,957,434	—	1,957,434
Foreign Bonds	—	1,549,737	—	1,549,737
Foreign Government Obligation	—	792,000	—	792,000
Government Sponsored Enterprises Pass-Throughs	—	10,154,687	—	10,154,687

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Investment Type(2)	Level 1	Level 2	Level 3	Total
High Yield Corporate Bonds	$—	$601,227,779	$—	$601,227,779
Banking	—	17,672,796	125	17,672,921
Preferred Stocks	795,465	—	—	795,465
Banking	1,630,850	516,787	—	2,147,637
Warrant	52,584	—		52,584
Repurchase Agreement	—	24,343,988	—	24,343,988
Total	$43,353,866	$768,132,287	$4,312,184	$815,798,337
Other Financial Instruments
Open Futures Contracts
Assets	$473,102	$—	$—	$473,102
Liabilities	—	—	—	—
Forward Foreign Currency
Exchange Contracts
Assets	—	26,183	—	26,183
Liabilities	—	—	—	—
Unfunded Commitments
Assets	—	—	3,351	3,351
Liabilities	—	—	—	—
Total	$473,102	$26,183	$3,351	$502,636
(1)	Refer to note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	Tribune Co. was categorized as Level 2 on December 31, 2012 due to the use of an observable dealer quotation. This security was listed on the NASDAQ on January 4, 2013. Therefore, as of June 30, 2013, this security was categorized as a Level 1 due to the use of an unadjusted quoted market closing price in an active market. Accordingly, $1,004,415 was transferred from Level 2 to Level 1 during the period ended June 30, 2013.
(4)	Floating Rate Loans categorized as level 3 are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs in the valuation.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bond
Balance as of January 1, 2013	$2,557,862	$ 125
Accrued discounts/premiums	15,483	—
Realized gain (loss)	2,265	—
Change in unrealized appreciation/depreciation	163,780	—
Purchase	1,761,562	—
Sales	(266,166)	—
Net transfers in or out of Level 3	77,273	—
Balance as of June 30, 2013	$4,312,059	$ 125

See Notes to Financial Statements.	33

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $794,092,851)	$815,798,337
Cash	246,455
Foreign cash, at value (cost $46,660)	45,739
Receivables:
Interest and dividends	11,844,766
Investment securities sold	5,162,453
Capital shares sold	762,997
From advisor (See Note 3)	18,527
Variation margin	11,720
Unrealized appreciation on forward foreign currency exchange contracts	26,183
Unrealized appreciation on unfunded commitments	3,351
Prepaid expenses and other assets	335
Total assets	833,920,863
LIABILITIES:
Payables:
Investment securities purchased	14,568,123
Capital shares reacquired	861,749
Management fee	342,646
Directors’ fees	62,011
Fund administration	27,412
Accrued expenses and other liabilities	592,856
Total liabilities	16,454,797
NET ASSETS	$817,466,066
COMPOSITION OF NET ASSETS:
Paid-in capital	$764,998,858
Undistributed net investment income	17,751,177
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	12,509,009
Net unrealized appreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	22,207,022
Net Assets	$817,466,066
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	65,618,174
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.46

34	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends	$841,478
Interest	23,092,700
Total investment income	23,934,178
Expenses:
Management fee	2,025,686
Shareholder servicing	1,450,278
Fund administration	162,055
Reports to shareholders	56,767
Professional	31,939
Directors’ fees	11,019
Custody	10,160
Other	8,235
Gross expenses	3,756,139
Expense reductions (See Note 9)	(456)
Management fee waived (See Note 3)	(109,448)
Net expenses	3,646,235
Net investment income	20,287,943
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	11,094,513
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(16,483,765)
Net realized and unrealized loss	(5,389,252)
Net Increase in Net Assets Resulting From Operations	$14,898,691

See Notes to Financial Statements.	35

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$20,287,943	$39,624,470
Net realized gain on investments, futures contracts and foreign currency related transactions	11,094,513	13,973,867
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(16,483,765)	27,485,447
Net increase in net assets resulting from operations	14,898,691	81,083,784
Distributions to shareholders from:
Net investment income	—	(42,305,323)
Net realized gain	—	(9,464,538)
Total distributions to shareholders	—	(51,769,861)
Capital share transactions (See Note 13):
Proceeds from sales of shares	116,820,879	184,525,699
Reinvestment of distributions	—	51,769,861
Cost of shares reacquired	(87,978,739)	(117,838,560)
Net increase in net assets resulting from capital share transactions	28,842,140	118,457,000
Net increase in net assets	43,740,831	147,770,923
NET ASSETS:
Beginning of period	$773,725,235	$625,954,312
End of period	$817,466,066	$773,725,235
Undistributed (distributions in excess of) net investment income	$17,751,177	$(2,536,766)

36	See Notes to Financial Statements.

Financial Highlights

	Six Months
	Ended
	6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.21		$11.64	$11.93	$11.28	$8.91	$11.77
Investment operations:
Net investment income(a)	.31		.71	.73	.73	.75	.70
Net realized and unrealized gain (loss)	(.06)		.74	(.21)	.66	2.32	(2.79)
Total from investment operations	.25		1.45	.52	1.39	3.07	(2.09)
Distributions to shareholders from:
Net investment income	—		(.72)	(.72)	(.74)	(.70)	(.74)
Net realized gain	—		(.16)	(.09)	—	—	(.03)
Total distributions	—		(.88)	(.81)	(.74)	(.70)	(.77)
Net asset value, end of period	$12.46		$12.21	$11.64	$11.93	$11.28	$8.91
Total Return(b)	1.96	%(c)	12.53%	4.38%	12.31%	34.31%	(17.53)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(c)	.90%	.90%	.90%	.86%	.87%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(c)	.90%	.90%	.90%	.86%	.87%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.93%	.93%	.94%	.96%	.94%
Net investment income	2.48	%(c)	5.68%	5.92%	6.12%	7.11%	6.32%

Supplemental Data:
Net assets, end of period (000)	$817,466		$773,725	$625,954	$544,995	$453,589	$278,856
Portfolio turnover rate	26.26	%(c)	46.31%	33.43%	39.29%	51.76%	34.22%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The

38

Notes to Financial Statements (unaudited)(continued)

Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

39

Notes to Financial Statements (unaudited)(continued)

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of

40

Notes to Financial Statements (unaudited)(continued)

the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments presented on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2013, the Fund had the following unfunded loan commitment:

Security Name
Diamond Foods, Inc. Revolver	$157,539

(l)	Fair Value Measurement–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of

41

Notes to Financial Statements (unaudited)(continued)

the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .47% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .90%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the

42

Notes to Financial Statements (unaudited)(continued)

six months ended June 30, 2013, the Fund incurred expenses of $1,417,980 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$—	$43,622,015
Long-term capital gains	—	8,147,846
Total distributions paid	$—	$51,769,861

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$797,878,909
Gross unrealized gain	33,690,515
Gross unrealized loss	(15,771,087)
Net unrealized security gain	$17,919,428

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

43

Notes to Financial Statements (continued)

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$10,233,594	$243,990,052	$—	$205,289,141

* Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2013 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2013 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2013, the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$473,102	$—	$473,102
Forward Foreign Currency Exchange Contracts(2)	—	26,183	26,183
Total	$473,102	$26,183	$499,285

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

44

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2013, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$90,853	$—	$90,853
Forward Foreign Currency Exchange Contracts	—	(45,697)	(45,697)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$444,777	$—	$444,777
Forward Foreign Currency Exchange Contracts	—	73,696	73,696
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	91	—	91
Forward Foreign Currency Exchange Contracts(4)	$—	$1,593,884	$1,593,884

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2013.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$26,183	$—	$26,183
Repurchase Agreement	24,343,988	$—	24,343,988
Total	$24,370,171	$—	$24,370,171

45

Notes to Financial Statements (unaudited)(continued)

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
J.P. Morgan	$26,183	$—	$—	$26,183
State Street Bank & Trust	24,343,988	(24,343,988)	—	—
Total	$24,370,171	$(24,343,988)	$—	$26,183

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013 the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

46

Notes to Financial Statements (unaudited)(continued)

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government. In addition, the Fund may invest in non-agency asset backed and mortgage-related securities, which are issued by private institutions, not by government sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid

47

Notes to Financial Statements (unaudited)(concluded)

securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	9,268,118	14,830,228
Reinvestment of distributions	—	4,238,782
Shares reacquired	(6,993,852)	(9,515,483)
Increase	2,274,266	9,553,527

48

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

49

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Bond–Debenture Portfolio	LASFBD-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Calibrated Dividend Growth

Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Calibrated Dividend Growth Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class VC
Actual	$1,000.00	$1,118.80	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	11.87%
Consumer Staples	20.45%
Energy	10.74%
Financials	6.74%
Health Care	10.84%
Industrials	19.24%
Information Technology	5.26%
Materials	7.32%
Telecommunication Services	2.30%
Utilities	5.03%
Repurchase Agreement	0.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.58%

Aerospace & Defense 4.71%
Lockheed Martin Corp.	11,792	$1,279
United Technologies Corp.	46,400	4,312
Total		5,591

Air Freight & Logistics 1.98%
C.H. Robinson Worldwide, Inc.	18,041	1,016
FedEx Corp.	13,481	1,329
Total		2,345

Beverages 6.04%
Coca-Cola Co. (The)	101,868	4,086
PepsiCo, Inc.	37,724	3,085
Total		7,171

Capital Markets 2.08%
Eaton Vance Corp.	10,644	400
Franklin Resources, Inc.	8,660	1,178
SEI Investments Co.	5,256	149
T. Rowe Price Group, Inc.	10,083	738
Total		2,465

Chemicals 7.05%
Albemarle Corp.	12,681	790
Ecolab, Inc.	3,531	301
International Flavors & Fragrances, Inc.	5,000	376
Monsanto Co.	34,395	3,398
PPG Industries, Inc.	6,704	982
Praxair, Inc.	14,704	1,693
RPM International, Inc.	10,000	319
Valspar Corp.	7,927	513
Total		8,372

Commercial Banks 0.11%
Commerce Bancshares, Inc.	2,977	130

Commercial Services & Supplies 0.16%
Cintas Corp.	4,149	189

Investments	Shares	Fair Value (000)
Communications Equipment 1.13%
Harris Corp.	4,600	$227
QUALCOMM, Inc.	18,262	1,115
Total		1,342

Containers & Packaging 0.25%
AptarGroup, Inc.	2,566	142
Bemis Co., Inc.	4,088	160
Total		302

Diversified Telecommunication Services 2.19%
AT&T, Inc.	73,408	2,599

Electric: Utilities 4.01%
NextEra Energy, Inc.	11,321	923
Northeast Utilities	21,570	906
PPL Corp.	35,897	1,086
Southern Co. (The)	41,906	1,849
Total		4,764

Electrical Equipment 2.28%
Emerson Electric Co.	49,711	2,711

Energy Equipment & Services 0.18%
Helmerich & Payne, Inc.	3,380	211

Food & Staples Retailing 5.38%
Wal-Mart Stores, Inc.	63,179	4,706
Walgreen Co.	38,118	1,685
Total		6,391

Food Products 1.82%
Archer Daniels Midland Co.	18,303	620
Bunge Ltd.	12,829	908
Hormel Foods Corp.	5,357	207
McCormick & Co., Inc.	6,000	422
Total		2,157

Gas Utilities 0.39%
National Fuel Gas Co.	3,354	194
UGI Corp.	6,900	270
Total		464

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 4.38%
Abbott Laboratories	35,100	$1,224
Becton, Dickinson & Co.	11,000	1,087
C.R. Bard, Inc.	7,188	781
Medtronic, Inc.	40,891	2,105
Total		5,197

Health Care Providers & Services 1.35%
Cardinal Health, Inc.	33,848	1,598

Hotels, Restaurants & Leisure 4.03%
McDonald’s Corp.	48,274	4,779

Household Durables 0.15%
Leggett & Platt, Inc.	5,567	173

Household Products 6.37%
Colgate-Palmolive Co.	59,174	3,390
Kimberly-Clark Corp.	30,035	2,918
Procter & Gamble Co. (The)	16,263	1,252
Total		7,560

Industrial Conglomerates 4.10%
3M Co.	43,062	4,709
Carlisle Cos., Inc.	2,500	156
Total		4,865

Information Technology Services 3.40%
Automatic Data Processing, Inc.	3,171	218
International Business Machines Corp.	19,987	3,820
Total		4,038

Insurance 4.18%
ACE Ltd. (Switzerland)(a)	23,864	2,135
Aflac, Inc.	29,964	1,742
Brown & Brown, Inc.	4,625	149
Cincinnati Financial Corp.	2,549	117
HCC Insurance Holdings, Inc.	3,997	172
RenaissanceRe Holdings Ltd.	5,411	470
W.R. Berkley Corp.	4,422	181
Total		4,966

Investments	Shares	Fair Value (000)
Leisure Equipment & Products 0.49%
Polaris Industries, Inc.	6,113	$581

Machinery 5.35%
Caterpillar, Inc.	38,395	3,167
CLARCOR, Inc.	2,241	117
Donaldson Co., Inc.	5,332	190
Graco, Inc.	2,361	149
Illinois Tool Works, Inc.	32,580	2,254
Lincoln Electric Holdings, Inc.	3,293	189
Nordson Corp.	2,254	156
Valmont Industries, Inc.	900	129
Total		6,351

Multi-Line Retail 2.24%
Family Dollar Stores, Inc.	22,898	1,427
Target Corp.	17,854	1,229
Total		2,656

Multi-Utilities 0.47%
MDU Resources Group, Inc.	7,471	194
SCANA Corp.	7,398	363
Total		557

Oil, Gas & Consumable Fuels 10.54%
Chevron Corp.	18,849	2,231
Energen Corp.	7,501	392
EOG Resources, Inc.	9,725	1,281
Exxon Mobil Corp.	41,807	3,777
Murphy Oil Corp.	24,100	1,467
Occidental Petroleum Corp.	37,700	3,364
Total		12,512

Pharmaceuticals 5.09%
AbbVie, Inc.	80,999	3,348
Johnson & Johnson	31,419	2,698
Total		6,046

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor

Equipment 0.57%
Linear Technology Corp.	3,355	$123
Microchip Technology, Inc.	14,866	554
Total		677

Software 0.14%
FactSet Research Systems, Inc.	1,640	167

Specialty Retail 3.20%
Lowe’s Cos., Inc.	12,825	524
Ross Stores, Inc.	27,865	1,806
Tiffany & Co.	2,510	183
TJX Cos., Inc. (The)	25,601	1,282
Total		3,795

Textiles, Apparel & Luxury Goods 1.75%
NIKE, Inc. Class B	11,462	730
VF Corp.	6,970	1,346
Total		2,076

Thrifts & Mortgage Finance 0.36%
People’s United Financial, Inc.	28,547	425

Tobacco 0.80%
Altria Group, Inc.	27,027	946

Trading Companies & Distributors 0.61%
W.W. Grainger, Inc.	1,876	473
Watsco, Inc.	3,064	257
Total		730

Water Utilities 0.15%
Aqua America, Inc.	5,525	173

Wireless Telecommunication Services 0.10%
Telephone & Data Systems, Inc.	5,079	125
Total Common Stocks (cost $109,844,709)		118,197

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.21%

Repurchase Agreement
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $245,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $252,617; proceeds: $246,480 (cost $246,479)	$ 246	$246
Total Investments in Securities 99.79% (cost $110,091,188)		118,443
Other Assets in Excess of Liabilities(b) 0.21%		247
Net Assets 100.00%		$118,690

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Open Futures Contracts at June 30, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2013	4	Long	$319,860	$3,517

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$118,197	$—	$—	$118,197
Repurchase Agreement	—	246	—	246
Total	$118,197	$246	$—	$118,443

Other Financial Instruments
Futures Contracts
Assets	$3,517	$—	$—	$3,517
Liabilities	—	—	—	—
Total	$3,517	$—	$—	$3,517

(1)	Refer to note 2(i) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $110,091,188)	$118,442,989
Deposits with brokers for futures collateral	14,000
Receivables:
Capital shares sold	13,210
Investment securities sold	409,475
Interest and dividends	178,877
From advisor (See Note 3)	39,491
Prepaid expenses	1
Total assets	119,098,043
LIABILITIES:
Payables:
Investment securities purchased	182,499
Capital shares reacquired	79,282
Management fee	74,291
Directors’ fees	11,704
Fund administration	3,962
Variation margin	1,460
Accrued expenses and other liabilities	55,277
Total liabilities	408,475
NET ASSETS	$118,689,568
COMPOSITION OF NET ASSETS:
Paid-in capital	$103,033,085
Undistributed net investment income	955,402
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	6,346,286
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	8,354,795
Net Assets	$118,689,568
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	7,460,699
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.91

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends	$1,464,901
Interest	14
Total investment income	1,464,915
Expenses:
Management fee	441,833
Shareholder servicing	215,802
Professional	24,490
Fund administration	23,564
Reports to shareholders	16,703
Custody	8,855
Directors’ fees	1,611
Other	2,713
Gross expenses	735,571
Expense reductions (See Note 9)	(66)
Management fee waived (See Note 3)	(234,761)
Net expenses	500,744
Net investment income	964,171
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	6,406,532
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	5,643,124
Net realized and unrealized gain	12,049,656
Net Increase in Net Assets Resulting From Operations	$13,013,827

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$964,171	$2,789,449
Net realized gain on investments, futures contracts and foreign currency related transactions	6,406,532	15,943,290
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	5,643,124	(5,113,275)
Net increase in net assets resulting from operations	13,013,827	13,619,464
Distributions to shareholders from:
Net investment income	—	(3,314,684)
Capital share transactions (See Note 13):
Proceeds from sales of shares	7,620,491	6,024,044
Reinvestment of distributions	—	3,314,684
Cost of shares reacquired	(12,547,566)	(23,894,502)
Net decrease in net assets resulting from capital share transactions	(4,927,075)	(14,555,774)
Net increase (decrease) in net assets	8,086,752	(4,250,994)
NET ASSETS:
Beginning of period	$110,602,816	$114,853,810
End of period	$118,689,568	$110,602,816
Undistributed (distributions in excess of) net investment income	$955,402	$(8,769)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.22		$13.03	$13.39	$11.98	$10.02	$14.79
Investment operations:
Net investment income(a)	.13		.34	.35	.34	.38	.49
Net realized and unrealized gain (loss)	1.56		1.29	(.33)	1.44	1.97	(4.41)
Total from investment operations	1.69		1.63	.02	1.78	2.35	(3.92)
Distributions to shareholders from:
Net investment income	—		(.44)	(.38)	(.37)	(.39)	(.53)
Net realized gain	—		—	—	—	—	(.32)
Total distributions	—		(.44)	(.38)	(.37)	(.39)	(.85)
Net asset value, end of period	$15.91		$14.22	$13.03	$13.39	$11.98	$10.02
Total Return(b)	11.88	%(c)	12.46%	.19%	14.77%	23.41%	(26.19)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(c)	1.07%	1.15%	1.15%	1.15%	1.14%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(c)	1.07%	1.15%	1.15%	1.15%	1.14%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(c)	1.26%	1.23%	1.24%	1.27%	1.29%
Net investment income	.81	%(c)	2.42%	2.61%	2.76%	3.52%	3.83%

Supplemental Data:
Net assets, end of period (000)	$118,690		$110,603	$114,854	$124,392	$116,764	$92,578
Portfolio turnover rate	36.39	%(c)	116.38%	22.48%	35.78%	54.60%	69.31%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Calibrated Dividend Growth Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

12

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement

13

Notes to Financial Statements (unaudited)(continued)

be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Over $1 billion	.70%
Over $2 billion	.65%

14

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .35% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .85%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $206,189 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$—	$3,314,684
Total distributions paid	$—	$3,314,684

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-

15

Notes to Financial Statements (unaudited)(continued)

enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$110,162,668
Gross unrealized gain	9,113,372
Gross unrealized loss	(833,051)
Net unrealized security gain	$8,280,321

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$42,626,529	$46,589,787

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended June 30, 2013 (as described in note 2(g)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Realized gain of $19,298 and unrealized depreciation of $3,517 are included on the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was three.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

16

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$246,479	$—	$246,479
Total	$246,479	$—	$246,479

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$246,479	$(246,479)	$—	$—
Total	$246,479	$(246,479)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

8.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

17

Notes to Financial Statements (unaudited)(concluded)

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The Fund invests primarily in equity securities of large and mid-sized company stocks that have a history of growing their dividends, but there is no guarantee that a company will pay a dividend. The value of the Fund’s investments in equity securities will fluctuate in response to general economic conditions and to the changes in the prospects of particular companies and/or sectors in the economy. If the Fund’s fundamental research and quantitative analysis fail to produce the intended result, the Fund may suffer losses or underperform its benchmark or other funds with the same investment objective or similar strategies, even in a risking market.

Large and mid-sized company stocks each may perform differently than the market as a whole and other types of stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-sized company stocks may be less able to weather economic shifts or other adverse developments than those of larger, more establish companies.

The Fund’s exposure to foreign companies and ADRs presents increased market, liquidity, currency, political and other risks.

These factors can affect the Fund’s performance.

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	485,025	426,957
Reinvestment of distributions	—	230,186
Shares reacquired	(802,114)	(1,692,659)
Decrease	(317,089)	(1,035,516)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Calibrated Dividend Growth Portfolio	SFCS-PORT-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Classic Stock Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Classic Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class VC
Actual	$1,000.00	$1,117.50	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$4.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	9.64%
Consumer Staples	8.59%
Energy	10.50%
Financials	19.17%
Health Care	11.53%
Industrials	10.89%
Information Technology	18.39%
Materials	5.79%
Telecommunication Services	2.57%
Utilities	1.12%
Repurchase Agreement	1.81%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.55%

Aerospace & Defense 3.03%
Boeing Co. (The)	3,104	$318
Honeywell International, Inc.	5,578	443
Precision Castparts Corp.	353	80
United Technologies Corp.	5,490	510
Total		1,351

Automobiles 0.98%
Ford Motor Co.	28,271	437

Beverages 2.64%
Coca-Cola Co. (The)	14,580	585
PepsiCo, Inc.	7,210	590
Total		1,175

Biotechnology 1.76%
Gilead Sciences, Inc.*	7,280	373
Medivation, Inc.*	2,668	131
Vertex Pharmaceuticals, Inc.*	3,521	281
Total		785

Capital Markets 3.75%
Franklin Resources, Inc.	1,477	201
Goldman Sachs Group, Inc. (The)	5,042	763
Morgan Stanley	14,435	353
State Street Corp.	1,022	67
T. Rowe Price Group, Inc.	620	45
TD Ameritrade Holding Corp.	10,104	245
Total		1,674

Chemicals 3.73%
Celanese Corp. Series A	6,020	269
Dow Chemical Co. (The)	9,785	315
E.I. du Pont de Nemours & Co.	1,234	65
LyondellBasell Industries NV Class A (Netherlands)(a)	3,559	236
Monsanto Co.	4,786	473
Mosaic Co. (The)	5,691	306
Total		1,664

Investments	Shares	Fair Value (000)
Commercial Banks 5.07%
Fifth Third Bancorp	16,420	$297
PNC Financial Services Group, Inc. (The)	3,622	264
Regions Financial Corp.	25,930	247
SunTrust Banks, Inc.	7,064	223
U.S. Bancorp	9,177	332
Wells Fargo & Co.	21,716	896
Total		2,259

Communications Equipment 2.52%
Cisco Systems, Inc.	18,958	461
QUALCOMM, Inc.	10,861	663
Total		1,124

Computers & Peripherals 5.24%
Apple, Inc.	4,397	1,742
EMC Corp.	13,523	319
Hewlett-Packard Co.	4,358	108
NetApp, Inc.*	4,418	167
Total		2,336

Construction & Engineering 0.62%
Fluor Corp.	4,674	277

Consumer Finance 1.53%
Capital One Financial Corp.	10,873	683

Containers & Packaging 0.74%
Rock-Tenn Co. Class A	3,292	329

Diversified Financial Services 4.38%
Bank of America Corp.	27,244	350
Citigroup, Inc.	11,424	548
JPMorgan Chase & Co.	19,935	1,053
Total		1,951

Diversified Telecommunication Services 2.55%
AT&T, Inc.	14,785	523
CenturyLink, Inc.	3,161	112
Verizon Communications, Inc.	9,956	501
Total		1,136

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Electric: Utilities 0.59%
Duke Energy Corp.	2,030	$137
NextEra Energy, Inc.	1,551	126
Total		263

Electrical Equipment 1.34%
Eaton Corp. plc (Ireland)(a)	1,485	98
Emerson Electric Co.	9,166	500
Total		598

Energy Equipment & Services 1.99%
Halliburton Co.	7,377	308
Schlumberger Ltd.	6,284	450
Weatherford International Ltd. (Switzerland)*	9,367	128
Total		886

Food & Staples Retailing 1.46%
CVS Caremark Corp.	7,501	429
Wal-Mart Stores, Inc.	2,966	221
Total		650

Food Products 1.68%
Kellogg Co.	5,081	326
Mondelez International, Inc. Class A	14,808	423
Total		749

Health Care Equipment & Supplies 1.10%
Abbott Laboratories	1,651	58
Covidien plc (Ireland)(a)	6,861	431
Total		489

Health Care Providers & Services 3.22%
Express Scripts Holding Co.*	12,142	749
HCA Holdings, Inc.	5,688	205
UnitedHealth Group, Inc.	7,380	483
Total		1,437

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.62%
Hyatt Hotels Corp. Class A*	3,176	$128
Marriott International, Inc. Class A	4,415	178
MGM Resorts International*	26,388	390
Starwood Hotels & Resorts Worldwide, Inc.	2,397	152
Wynn Resorts Ltd.	2,515	322
Total		1,170

Household Products 2.10%
Colgate-Palmolive Co.	8,421	482
Procter & Gamble Co. (The)	5,877	453
Total		935

Industrial Conglomerates 1.05%
General Electric Co.	20,231	469

Information Technology Services 1.23%
International Business
Machines Corp.	2,873	549

Insurance 3.50%
Chubb Corp. (The)	1,947	165
Hartford Financial Services Group, Inc.	14,579	451
MetLife, Inc.	7,080	324
Prudential Financial, Inc.	5,574	407
Travelers Cos., Inc. (The)	2,691	215
Total		1,562

Internet & Catalog Retail 0.18%
Amazon.com, Inc.*	282	78

Internet Software & Services 3.51%
eBay, Inc.*	2,153	111
Google, Inc. Class A*	1,396	1,229
Monster Worldwide, Inc.*	45,781	225
Total		1,565

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Machinery 1.84%
Caterpillar, Inc.	2,007	$165
Dover Corp.	4,094	318
PACCAR, Inc.	6,258	336
Total		819

Media 1.63%
Time Warner, Inc.	4,042	234
Walt Disney Co. (The)	7,779	491
Total		725

Metals & Mining 1.28%
Freeport-McMoRan Copper & Gold, Inc.	8,984	248
Reliance Steel & Aluminum Co.	3,327	218
United States Steel Corp.	5,968	105
Total		571

Multi-Line Retail 1.53%
Macy’s, Inc.	6,220	298
Target Corp.	5,543	382
Total		680

Multi-Utilities 0.52%
Dominion Resources, Inc.	1,645	94
PG&E Corp.	3,042	139
Total		233

Oil, Gas & Consumable Fuels 8.45%
Anadarko Petroleum Corp.	5,044	434
Cabot Oil & Gas Corp.	328	23
Chevron Corp.	6,296	745
EOG Resources, Inc.	2,981	393
EQT Corp.	1,442	115
Exxon Mobil Corp.	9,618	869
Hess Corp.	4,648	309
Marathon Petroleum Corp.	3,323	236
Noble Energy, Inc.	2,550	153
Occidental Petroleum Corp.	4,958	442
Range Resources Corp.	611	47
Total		3,766

Investments	Shares	Fair Value (000)
Pharmaceuticals 5.37%
Bristol-Myers Squibb Co.	5,886	$263
Eli Lilly & Co.	5,517	271
Johnson & Johnson	7,615	654
Merck & Co., Inc.	6,768	314
Pfizer, Inc.	31,875	893
Total		2,395

Real Estate Investment Trusts 0.81%
Host Hotels & Resorts, Inc.	21,334	360

Road & Rail 2.61%
Hertz Global Holdings, Inc.*	21,853	542
Union Pacific Corp.	4,041	623
Total		1,165

Semiconductors & Semiconductor Equipment 2.71%
Broadcom Corp. Class A	6,635	224
Intel Corp.	15,434	374
Micron Technology, Inc.*	21,634	310
Texas Instruments, Inc.	8,582	299
Total		1,207

Software 3.06%
Activision Blizzard, Inc.	1,469	21
Informatica Corp.*	5,219	182
Microsoft Corp.	15,854	547
Oracle Corp.	13,371	411
VMware, Inc. Class A*	3,039	204
Total		1,365

Specialty Retail 2.65%
Abercrombie & Fitch Co. Class A	2,254	102
AutoZone, Inc.*	468	198
Dick’s Sporting Goods, Inc.	7,584	380
Home Depot, Inc. (The)	4,811	373
Tiffany & Co.	1,762	128
Total		1,181

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Investments	Shares	Fair Value (000)
Tobacco 0.66%
Altria Group, Inc.	2,558	$90
Philip Morris International, Inc.	2,382	206
Total		296

Trading Companies & Distributors 0.32%
W.W. Grainger, Inc.	570	144
Total Common Stocks (cost $34,870,343)		43,488

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.79%

Repurchase Agreement
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $795,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $819,716; proceeds: $800,369 (cost $800,368)	$ 800	$800
Total Investments in Securities 99.34% (cost $35,670,711)		44,288
Other Assets in Excess of Liabilities 0.66%		294
Net Assets 100.00%		$44,582
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$43,488	$—	$—	$43,488
Repurchase Agreement	—	800	—	800
Total	$43,488	$800	$—	$44,288

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $35,670,711)	$44,287,844
Receivables:
Investment securities sold	342,393
Interest and dividends	52,054
Capital shares sold	18,952
From advisor (See Note 3)	12,351
Prepaid expenses	34
Total assets	44,713,628
LIABILITIES:
Payables:
Capital shares reacquired	29,512
Management fee	26,099
Directors’ fees	2,890
Fund administration	1,491
Accrued expenses	72,060
Total liabilities	132,052
NET ASSETS	$44,581,576
COMPOSITION OF NET ASSETS:
Paid-in capital	$34,480,607
Undistributed net investment income	209,633
Accumulated net realized gain on investments	1,274,203
Net unrealized appreciation on investments	8,617,133
Net Assets	$44,581,576
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	3,125,083
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.27

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends (net of foreign withholding taxes of $1,208)	$ 418,649
Interest	74
Total investment income	418,723
Expenses:
Management fee	152,012
Shareholder servicing	82,592
Professional	19,402
Reports to shareholders	9,944
Fund administration	8,686
Custody	3,780
Directors’ fees	581
Other	1,616
Gross expenses	278,613
Expense reductions (See Note 8)	(24)
Management fee waived (See Note 3)	(72,288)
Net expenses	206,301
Net investment income	212,422
Net realized and unrealized gain:
Net realized gain on investments	1,952,066
Net change in unrealized appreciation/depreciation on investments	2,583,923
Net realized and unrealized gain	4,535,989
Net Increase in Net Assets Resulting From Operations	$4,748,411

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$212,422	$411,039
Net realized gain on investments	1,952,066	1,611,305
Net change in unrealized appreciation/depreciation on investments	2,583,923	2,935,131
Net increase in net assets resulting from operations	4,748,411	4,957,475
Distributions to shareholders from:
Net investment income	—	(410,853)
Capital share transactions (See Note 12):
Proceeds from sales of shares	6,083,118	10,587,785
Reinvestment of distributions	—	410,853
Cost of shares reacquired	(6,159,008)	(8,492,400)
Net increase (decrease) in net assets resulting from capital share transactions	(75,890)	2,506,238
Net increase in net assets	4,672,521	7,052,860
NET ASSETS:
Beginning of period	$39,909,055	$32,856,195
End of period	$44,581,576	$39,909,055
Undistributed (distributions in excess of) net investment income	$209,633	$(2,789)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.77		$11.21	$12.30	$10.82	$8.68	$12.89
Investment operations:
Net investment income(a)	.07		.14	.09	.05	.08	.12
Net realized and unrealized gain (loss)	1.43		1.55	(1.09)	1.48	2.13	(4.16)
Total from investment operations	1.50		1.69	(1.00)	1.53	2.21	(4.04)
Distributions to shareholders from:
Net investment income	—		(.13)	(.09)	(.05)	(.07)	(.10)
Net realized gain	—		—	—	—	—	(.07)
Total distributions	—		(.13)	(.09)	(.05)	(.07)	(.17)
Net asset value, end of period	$14.27		$12.77	$11.21	$12.30	$10.82	$8.68
Total Return(b)	11.75	%(c)	15.09%	(8.15)%	14.12%	25.50%	(31.28)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(c)	.95%	.95%	.95%	.99%	1.10%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.95%	.95%	.95%	.99%	1.10%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.32%	1.30%	1.31%	1.49%	1.49%
Net investment income	.48	%(c)	1.13%	.74%	.43%	.82%	1.08%

Supplemental Data:
Net assets, end of period (000)	$44,582		$39,909	$32,856	$35,346	$29,273	$19,471
Portfolio turnover rate	18.44	%(c)	23.58%	27.01%	21.65%	54.63%	40.08%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

13

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2012, the effective management fee, net of waivers, was at an annualized rate of .37% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2012 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .95%. This agreement may be terminated only upon the approval of the Board.

14

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $76,006 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$ —	$410,853
Total distributions paid	$ —	$410,853

As of December 31, 2012, the fund had a capital loss carryforward of $316,912 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$36,011,594
Gross unrealized gain	9,100,110
Gross unrealized loss	(823,860)
Net unrealized security gain	$8,276,250

15

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$8,045,087	$7,748,518

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$800,368	$ —	$800,368
Total	$800,368	$ —	$800,368

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$800,368	$(800,368)	$ —	$ —
Total	$800,368	$(800,368)	$ —	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other

17

Notes to Financial Statements (unaudited)(concluded)

and other types of stocks, such as small company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. While the Fund may hold stocks of companies that have a history of paying dividends, there is no guarantee that such companies will continue to pay dividends.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	438,680	844,982
Reinvestment of distributions	—	31,824
Shares reacquired	(439,699)	(681,807)
Increase (decrease)	(1,019)	194,999

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Classic Stock Portfolio	SFCLASS-PORT-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Developing Growth

Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

17	Supplemental Information to Shareholders

Lord Abbett Series Fund — Developing Growth Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/13 -
	1/1/13	6/30/13	6/30/13
Class VC
Actual	$1,000.00	$1,247.70	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	17.86%
Consumer Staples	2.62%
Energy	4.57%
Financials	10.31%
Health Care	19.23%
Industrials	15.96%
Information Technology	28.71%
Technology	0.74%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	Fair Value
COMMON STOCKS 97.39%

Aerospace & Defense 1.29%
Hexcel Corp.*	604	$20,566

Airlines 1.84%
Allegiant Travel Co.	193	20,456
US Airways Group, Inc.*	550	9,031
Total		29,487

Biotechnology 8.10%
ACADIA Pharmaceuticals, Inc.*	641	11,634
Aegerion Pharmaceuticals, Inc.*	254	16,088
Alnylam Pharmaceuticals, Inc.*	403	12,497
Celldex Therapeutics, Inc.*	592	9,241
Cepheid, Inc.*	124	4,268
Clovis Oncology, Inc.*	150	10,047
Genomic Health, Inc.*	240	7,611
Incyte Corp.*	173	3,806
Isis Pharmaceuticals, Inc.*	852	22,893
NPS Pharmaceuticals, Inc*	528	7,973
Pharmacyclics, Inc.*	157	12,477
Sarepta Therapeutics, Inc.*	205	7,800
Synageva BioPharma Corp.*	76	3,192
Total		129,527

Building Products 1.02%
Ply Gem Holdings, Inc.*	497	9,970
Trex Co., Inc.*	133	6,316
Total		16,286

Capital Markets 5.02%
Artisan Partners Asset
Management, Inc.*	141	7,037
E*TRADE Financial Corp.*	1,648	20,864
Evercore Partners, Inc. Class A	199	7,817
Financial Engines, Inc.	573	26,123
Stifel Financial Corp.*	176	6,278
WisdomTree Investments, Inc.*	1,049	12,137
Total		80,256

Investments	Shares	Fair Value
Commercial Banks 2.34%
Home BancShares, Inc.	184	$4,778
SVB Financial Group*	268	22,330
Western Alliance Bancorp*	657	10,400
Total		37,508

Commercial Services & Supplies 0.59%
Performant Financial Corp.*	810	9,388

Communications Equipment 1.17%
Ciena Corp.*	961	18,663

Computers & Peripherals 0.49%
Stratasys Ltd.*	93	7,788

Consumer Finance 0.52%
Portfolio Recovery Associates, Inc.*	54	8,296

Diversified Consumer Services 1.76%
K12, Inc.*	272	7,145
LifeLock, Inc.*	1,794	21,008
Total		28,153

Diversified Financial Services 1.06%
MarketAxess Holdings, Inc.	362	16,923

Electronic Equipment, Instruments & Components 0.57%
FEI Co.	125	9,124

Energy Equipment & Services 2.52%
Atwood Oceanics, Inc.*	109	5,673
Dril-Quip, Inc.*	172	15,530
Forum Energy Technologies, Inc.*	629	19,141
Total		40,344

Food & Staples Retailing 1.56%
PriceSmart, Inc.	197	17,263
United Natural Foods, Inc.*	144	7,775
Total		25,038

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value
Food Products 0.99%
Annie’s, Inc.*	191	$8,163
Hain Celestial Group, Inc. (The)*	117	7,602
Total		15,765

Health Care Equipment & Supplies 4.52%
Align Technology, Inc.*	573	21,224
DexCom, Inc.*	910	20,430
Endologix, Inc.*	229	3,041
HeartWare International, Inc.*	103	9,796
Insulet Corp.*	566	17,778
Total		72,269

Health Care Providers & Services 2.72%
IPC The Hospitalist Co., Inc.*	301	15,459
MWI Veterinary Supply, Inc.*	55	6,778
Team Health Holdings, Inc.*	520	21,357
Total		43,594

Health Care Technology 1.65%
athenahealth, Inc.*	61	5,168
Medidata Solutions, Inc.*	275	21,299
Total		26,467

Hotels, Restaurants & Leisure 1.18%
Chuy’s Holdings, Inc.*	491	18,825

Household Durables 1.72%
iRobot Corp.*	70	2,784
SodaStream International Ltd. (Israel)*(a)	340	24,701
Total		27,485

Information Technology Services 1.93%
EPAM Systems, Inc.*	696	18,917
EVERTEC, Inc.*	536	11,776
QIWI plc ADR	7	162
Total		30,855

Investments	Shares	Fair Value
Internet & Catalog Retail 3.61%
Groupon, Inc.*	2,301	$19,558
HomeAway, Inc.*	376	12,160
Shutterfly, Inc.*	468	26,110
Total		57,828

Internet Software & Services 13.52%
Angie’s List, Inc.*	703	18,665
Cornerstone OnDemand, Inc.*	515	22,294
CoStar Group, Inc.*	210	27,105
Demandware, Inc.*	194	8,228
Gogo, Inc.*	2	28
MercadoLibre, Inc. (Argentina)(a)	163	17,565
OpenTable, Inc.*	243	15,540
Pandora Media, Inc.*	1,572	28,925
Shutterstock, Inc.*	239	13,331
Trulia, Inc.*	372	11,565
Web.com Group, Inc.*	275	7,040
WebMD Health Corp.*	176	5,169
Xoom Corp.*	302	6,922
Yelp, Inc.*	512	17,802
Zillow, Inc.*	286	16,102
Total		216,281

Life Sciences Tools & Services 0.97%
PAREXEL International Corp.*	338	15,528

Machinery 4.01%
Chart Industries, Inc.*	246	23,146
Middleby Corp.*	67	11,396
Proto Labs, Inc.*	298	19,361
RBC Bearings, Inc.*	197	10,234
Total		64,137

Media 2.76%
Imax Corp. (Canada)*(a)	295	7,334
Lions Gate Entertainment Corp.*	728	19,998
Sinclair Broadcast Group, Inc. Class A	572	16,805
Total		44,137

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 1.93%
GasLog Ltd.	1,039	$13,299
Oasis Petroleum, Inc.*	451	17,530
Total		30,829

Pharmaceuticals 0.76%
Jazz Pharmaceuticals plc (Ireland)*(a)	178	12,234

Professional Services 3.83%
Corporate Executive Board Co. (The)	351	22,190
On Assignment, Inc.*	823	21,990
WageWorks, Inc.*	497	17,122
Total		61,302

Road & Rail 1.46%
Avis Budget Group, Inc.*	148	4,255
Swift Transportation Co.*	1,155	19,104
Total		23,359

Semiconductors & Semiconductor Equipment 4.17%
Cree, Inc.*	193	12,325
SunEdison, Inc.*	3,278	26,781
SunPower Corp.*	1,335	27,635
Total		66,741

Software 10.48%
Concur Technologies, Inc.*	198	16,113
Gigamon, Inc.*	212	5,843
Guidewire Software, Inc.*	379	15,937
Imperva, Inc.*	395	17,791
Infoblox, Inc.*	864	25,281
Jive Software, Inc.*	744	13,518
NetSuite, Inc.*	86	7,890

Investments	Shares	Fair Value
Software (continued)
Silver Spring Networks, Inc.*	525	$13,093
Splunk, Inc.*	330	15,299
Synchronoss Technologies, Inc.*	420	12,965
Tableau Software, Inc. Class A*	70	3,879
Ultimate Software Group, Inc. (The)*	171	20,057
Total		167,666

Specialty Retail 2.18%
Lumber Liquidators Holdings, Inc.*	151	11,758
Restoration Hardware Holdings, Inc.*	308	23,100
Total		34,858

Textiles, Apparel & Luxury Goods 1.55%
Steven Madden Ltd.*	156	7,547
Tumi Holdings, Inc.*	716	17,184
Total		24,731

Thrifts & Mortgage Finance 0.61%
Nationstar Mortgage Holdings, Inc.*	261	9,772

Trading Companies & Distributors 0.99%
Air Lease Corp.	574	15,837
Total Investments in Common Stocks 97.39% (cost $1,450,440)		1,557,847
Cash and Other Assets in Excess of Liabilities 2.61%		41,829
Net Assets 100%		$1,599,676

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$1,557,847	$—	$—	$1,557,847
Total	$1,557,847	$—	$—	$1,557,847

(1)	Refer to note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $1,450,440)	$1,557,847
Cash	95,424
Receivables:
Investment securities sold	49,804
From advisor (See Note 3)	7,016
Dividends	64
Total assets	1,710,155
LIABILITIES:
Payables:
Investment securities purchased	83,628
Management fee	880
Capital shares reacquired	442
Fund administration	47
Directors’ fees	17
Accrued expenses and other liabilities	25,465
Total liabilities	110,479
NET ASSETS	$1,599,676
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,434,213
Accumulated net investment loss	(2,733)
Accumulated net realized gain on investments	60,789
Net unrealized appreciation on investments	107,407
Net Assets	$1,599,676
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	78,022
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$20.50

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends	$508
Interest	2
Total investment income	510
Expenses:
Management fee	2,662
Professional	18,695
Custody	12,383
Reports to shareholders	5,452
Shareholder servicing	930
Fund administration	142
Directors’ fees	7
Other	1,119
Gross expenses	41,390
Management fee waived and expenses reimbursed (See Note 3)	(38,195)
Net expenses	3,195
Net investment loss	(2,685)
Net realized and unrealized gain:
Net realized gain on investments	59,360
Net change in unrealized appreciation/depreciation on investments	91,599
Net realized and unrealized gain	150,959
Net Increase in Net Assets Resulting From Operations	$148,274

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment loss	$(2,685)	$(1,412)
Net realized gain on investments	59,360	24,632
Net change in unrealized appreciation/depreciation on investments	91,599	5,109
Net increase in net assets resulting from operations	148,274	28,329
Distributions to shareholders from:
Net realized gain	—	(21,349)
Capital share transactions (See Note 10):
Proceeds from sales of shares	1,433,080	91,059
Reinvestment of distributions	—	21,349
Cost of shares reacquired	(308,578)	(27,977)
Net increase in net assets resulting from capital share transactions	1,124,502	84,431
Net increase in net assets	1,272,776	91,411
NET ASSETS:
Beginning of period	$326,900	$235,489
End of period	$1,599,676	$326,900
Accumulated net investment loss	$(2,733)	$(48)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2013		Year Ended 12/31		4/23/2010 to
	(unaudited)		2012	2011	12/31/2010(a)
Per Share Operating Performance
Net asset value, beginning of period	$16.43		$15.68	$18.04	$15.00
Investment operations:
Net investment income(b)					—	(c)
Net realized and unrealized loss					(.49)
Total from investment operations					(.49)
Net asset value on SEC Effective Date, 5/1/2010					$14.51
Investment operations:
Net investment loss(b)	(.07)		(.08)	(.14)	(.07)
Net realized and unrealized gain (loss)	4.14		1.98	(.25)	3.60
Total from investment operations	4.07		1.90	(.39)	3.53
Distributions to shareholders from:
Net realized gain	—		(1.15)	(1.97)	—
Net asset value, end of period	$20.50		$16.43	$15.68	$18.04
Total Return(d)					20.27	%(e)(f)
Total Return(d)	24.77	%(e)	12.11%	(2.14)%	24.33	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.44	%(e)	.90%	.90%	.90	%(h)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.44	%(e)	.90%	.90%	.90	%(h)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.66	%(e)	26.16%	29.97%	40.95	%(h)
Net investment loss	(.37	)%(e)	(.48)%	(.76)%	(.72	)%(h)

Supplemental Data:
Net assets, end of period (000)	$1,600		$327	$235	$241
Portfolio turnover rate	130.14	%(e)	176.45%	173.40%	92.19%
(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/2010 through 12/31/2010.
(g)	Total return for the period 5/1/2010 through 12/31/2010.
(h)	Annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal period ended December 31, 2010 through the fiscal year ended December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

13

Notes to Financial Statements (unaudited)(continued)

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	0.75%
Over $100 million	0.50%

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .90%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $282 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$ —	$4,353
Net long-term capital gains	—	16,996
Total distributions paid	$ —	$21,349

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,452,619
Gross unrealized gain	121,824
Gross unrealized loss	(16,596)
Net unrealized security gain	$105,228

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$2,079,622	$1,014,062

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

15

Notes to Financial Statements (unaudited)(concluded)

6.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and ADRs, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

10.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	74,372	5,224
Reinvestment of distributions	—	1,283
Shares reacquired	(16,243)	(1,628)
Increase	58,129	4,879

16

Householding

The company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Developing Growth Portfolio	SFDG-PORT-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Fundamental Equity

Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Fundamental Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class VC
Actual	$1,000.00	$1,172.60	$6.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	15.48%
Consumer Staples	5.13%
Energy	8.46%
Financials	25.73%
Health Care	20.62%
Industrials	6.44%
Information Technology	8.24%
Materials	1.75%
Telecommunication Services	3.90%
Utilities	2.49%
Repurchase Agreement	1.76%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.21%

Aerospace & Defense 1.56%
United Technologies Corp.	66,443	$6,175

Auto Components 2.21%
BorgWarner, Inc.*	53,500	4,609
Delphi Automotive plc (United Kingdom)(a)	81,200	4,116
Total		8,725

Beverages 0.91%
Coca-Cola Co. (The)	89,988	3,609

Biotechnology 5.82%
Aegerion Pharmaceuticals, Inc.*	58,000	3,673
Celgene Corp.*	50,936	5,955
Incyte Corp.*	116,900	2,572
Onyx Pharmaceuticals, Inc.*	48,500	5,820
Quintiles Transnational Holdings, Inc.*	52,700	2,243
Sarepta Therapeutics, Inc.*	72,300	2,751
Total		23,014

Building Products 0.51%
USG Corp.*	87,100	2,008

Capital Markets 3.82%
Affiliated Managers Group, Inc.*	22,700	3,721
Artisan Partners Asset Management, Inc.*	33,918	1,693
Invesco Ltd.	81,600	2,595
Raymond James Financial, Inc.	122,000	5,244
TD Ameritrade Holding Corp.	75,000	1,822
Total		15,075

		Fair
		Value
Investments	Shares	(000)
Commercial Banks 4.88%
Fifth Third Bancorp	144,400	$2,606
First Republic Bank	58,200	2,240
PNC Financial Services Group, Inc. (The)	30,519	2,226
Signature Bank*	17,915	1,487
SunTrust Banks, Inc.	171,300	5,408
Wells Fargo & Co.	129,000	5,324
Total		19,291

Computers & Peripherals 2.03%
NCR Corp.*	242,900	8,013

Construction & Engineering 1.87%
Jacobs Engineering Group, Inc.*	66,600	3,672
URS Corp.	78,900	3,725
Total		7,397

Consumer Finance 2.37%
Capital One Financial Corp.	148,900	9,352

Containers & Packaging 0.66%
Berry Plastics Group, Inc.*	117,709	2,598

Diversified Financial Services 7.43%
Citigroup, Inc.	248,900	11,940
Intercontinental Exchange, Inc.*	22,700	4,035
JPMorgan Chase & Co.	253,434	13,379
Total		29,354

Diversified Telecommunication Services 3.90%
AT&T, Inc.	167,700	5,937
Verizon Communications, Inc.	187,900	9,459
Total		15,396

Electric: Utilities 0.87%
NextEra Energy, Inc.	42,100	3,430

Electrical Equipment 0.88%
Eaton Corp. plc (Ireland)(a)	52,940	3,484

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 0.85%
Anixter International, Inc.*	44,300	$3,358

Food Products 2.86%
Kraft Foods Group, Inc.	108,117	6,040
Mondelez International, Inc.
Class A	184,353	5,260
Total		11,300

Health Care Providers & Services 9.53%
CIGNA Corp.	70,500	5,111
Community Health Systems, Inc.	82,153	3,851
DaVita HealthCare Partners, Inc.*	28,300	3,419
Express Scripts Holding Co.*	148,500	9,161
Humana, Inc.	79,200	6,683
Laboratory Corp. of America Holdings*	56,200	5,626
Team Health Holdings, Inc.*	92,804	3,811
Total		37,662

Hotels, Restaurants & Leisure 0.78%
Darden Restaurants, Inc.	61,100	3,084

Household Products 1.35%
Kimberly-Clark Corp.	55,000	5,343

Information Technology Services 2.27%
Alliance Data Systems Corp.*	31,900	5,775
Vantiv, Inc. Class A*	116,200	3,207
Total		8,982

Insurance 6.53%
ACE Ltd. (Switzerland)(a)	52,541	4,701
Allstate Corp. (The)	104,910	5,048
Hartford Financial Services Group, Inc.	210,800	6,518
Marsh & McLennan Cos., Inc.	40,902	1,633
Travelers Cos., Inc. (The)	46,200	3,692
XL Group plc (Ireland)(a)	139,200	4,221
Total		25,813

Investments	Shares	Fair Value (000)
Internet Software & Services 0.87%
eBay, Inc.*	66,200	$3,424

Life Sciences Tools & Services 1.78%
Thermo Fisher Scientific, Inc.	83,103	7,033

Machinery 0.49%
Pentair Ltd. (Switzerland)(a)	33,700	1,944

Media 4.87%
Comcast Corp. Class A	113,100	4,737
Interpublic Group of Cos., Inc. (The)	246,800	3,591
Starz Class A*	176,800	3,907
Time Warner, Inc.	73,600	4,256
Walt Disney Co. (The)	43,900	2,772
Total		19,263

Metals & Mining 0.78%
Reliance Steel & Aluminum Co.	47,100	3,088

Multi-Line Retail 1.35%
Macy’s, Inc.	111,254	5,340

Multi-Utilities 1.62%
PG&E Corp.	57,600	2,634
Sempra Energy	46,000	3,761
Total		6,395

Oil, Gas & Consumable Fuels 8.46%
Anadarko Petroleum Corp.	37,104	3,188
EQT Corp.	58,600	4,651
Exxon Mobil Corp.	69,911	6,317
Occidental Petroleum Corp.	62,600	5,586
Range Resources Corp.	58,900	4,554
Southwestern Energy Co.*	116,200	4,245
Valero Energy Corp.	140,900	4,899
Total		33,440

Paper & Forest Products 0.31%
International Paper Co.	27,900	1,236

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Investments	Shares	Fair Value (000)
Pharmaceuticals 3.48%
Actavis, Inc.*	78,200	$9,871
Eli Lilly & Co.	79,200	3,890
Total		13,761

Real Estate Investment Trusts 0.70%
Ventas, Inc.	39,900	2,771

Road & Rail 1.12%
Hertz Global Holdings, Inc.*	178,700	4,432

Semiconductors & Semiconductor Equipment 2.22%
Broadcom Corp. Class A	125,900	4,250
Xilinx, Inc.	114,000	4,516
Total		8,766

Specialty Retail 5.47%
Bed Bath & Beyond, Inc.*	65,200	4,623
CST Brands, Inc.*	113,022	3,482
Foot Locker, Inc.	141,100	4,957
GNC Holdings, Inc. Class A	124,300	5,495
Home Depot, Inc. (The)	39,300	3,045
Total		21,602

Textiles, Apparel & Luxury Goods 0.80%
VF Corp.	16,400	3,166
Total Common Stocks (cost $330,926,903)		388,124

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.76%

Repurchase Agreement
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $6,885,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $7,099,048; proceeds: $6,958,321 (cost $6,958,316)	$6,958	$6,958
Total Investments in Securities 99.97% (cost $337,885,219)		395,082
Other Assets in Excess of Liabilities 0.03%		104
Net Assets 100.00%		$395,186

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks	$365,110	$—		$—	$365,110
Biotechnology	17,194	5,820	(3)	—	23,014
Repurchase Agreement	—	6,958		—	6,958
Total	$382,304	$12,778		$—	$395,082

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	On June 30, 2013, Onyx Pharmaceuticals, Inc. announced that it rejected a stock buyout offer. This announcement took place subsequent to the most recent June 28, 2013 closing price on NASDAQ Stock Market LLC. Accordingly, observable input pricing was utilized resulting in a Level 2 valuation. During the period ended June 30, 2013, $3,179,813 was transferred from level 1 to Level 2.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $337,885,219)	$395,081,781
Receivables:
Capital shares sold	479,294
Interest and dividends	428,807
Investment securities sold	74,033
From advisor (See Note 3)	8,940
Total assets	396,072,855
LIABILITIES:
Payables:
Management fee	241,568
Investment securities purchased	180,308
Capital shares reacquired	149,618
Directors’ fees	16,350
Fund administration	12,884
Accrued expenses and other liabilities	286,006
Total liabilities	886,734
NET ASSETS	$395,186,121
COMPOSITION OF NET ASSETS:
Paid-in capital	$311,485,236
Undistributed net investment income	585,466
Accumulated net realized gain on investments	25,918,857
Net unrealized appreciation on investments	57,196,562
Net Assets	$395,186,121
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	19,133,769
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$20.65

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends (net of foreign withholding taxes of $3,001)	$2,671,380
Interest	745
Total investment income	2,672,125
Expenses:
Management fee	1,351,133
Shareholder servicing	649,210
Fund administration	72,060
Professional	21,852
Reports to shareholders	15,926
Custody	7,302
Directors’ fees	4,699
Other	3,931
Gross expenses	2,126,113
Expense reductions (See Note 8)	(171)
Management fee waived (See Note 3)	(54,205)
Net expenses	2,071,737
Net investment income	600,388
Net realized and unrealized gain:
Net realized gain on investments	23,653,923
Net change in unrealized appreciation/depreciation on investments	31,029,669
Net realized and unrealized gain	54,683,592
Net Increase in Net Assets Resulting From Operations	$55,283,980

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2012
Operations:
Net investment income	$600,388	$1,687,769
Net realized gain on investments	23,653,923	9,634,275
Net change in unrealized appreciation/depreciation on investments	31,029,669	16,281,648
Net increase in net assets resulting from operations	55,283,980	27,603,692
Distributions to shareholders from:
Net investment income	—	(1,690,014)
Net realized gain	—	(4,785,192)
Total distributions to shareholders	—	(6,475,206)
Capital share transactions (See Note 12):
Proceeds from sales of shares	58,487,283	84,892,836
Reinvestment of distributions	—	6,475,206
Cost of shares reacquired	(32,606,778)	(44,946,236)
Net increase in net assets resulting from capital share transactions	25,880,505	46,421,806
Net increase in net assets	81,164,485	67,550,292
NET ASSETS:
Beginning of period	$314,021,636	$246,471,344
End of period	$395,186,121	$314,021,636
Undistributed (distributions in excess of) net investment income	$585,466	$(14,922)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.61		$16.26	$17.66	$14.88	$11.83	$16.84
Investment operations:
Net investment income(a)	.03		.10	.04	.05	.03	.08
Net realized and unrealized gain (loss)	3.01		1.63	(.84)	2.78	3.04	(4.92)
Total from investment operations	3.04		1.73	(.80)	2.83	3.07	(4.84)
Distributions to shareholders from:
Net investment income	—		(.10)	(.03)	(.05)	(.02)	(.08)
Net realized gain	—		(.28)	(.57)	—	—	(.09)
Total distributions	—		(.38)	(.60)	(.05)	(.02)	(.17)
Net asset value, end of period	$20.65		$17.61	$16.26	$17.66	$14.88	$11.83
Total Return(b)	17.26	%(c)	10.58%	(4.49)%	19.03%	25.97%	(28.67)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(c)	1.19%	1.20%	1.23%	1.26%	1.27%
Net investment income	.16	%(c)	.60%	.25%	.33%	.22%	.56%

Supplemental Data:
Net assets, end of period (000)	$395,186		$314,022	$246,471	$157,407	$107,769	$76,884
Portfolio turnover rate	46.70	%(c)	78.16%	55.92%	73.39%	85.09%	81.82%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

11

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

12

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	0.75%
Next $1 billion	0.70%
Over $2 billion	0.65%

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .72% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Board.

13

Notes to Financial Statements (unaudited)(continued)

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $630,529 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$ —	$1,689,398
Net long-term capital gains	—	4,785,808
Total distributions paid	$ —	$6,475,206

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$338,129,940
Gross unrealized gain	59,403,460
Gross unrealized loss	(2,451,619)
Net unrealized security gain	$56,951,841

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$196,691,771	$162,677,257

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$6,958,316	$—	$6,958,316
Total	$6,958,316	$—	$6,958,316

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$6,958,316	$(6,958,316)	$—	$—
Total	$6,958,316	$(6,958,316)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must

15

Notes to Financial Statements (unaudited)(continued)

defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013 the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value

16

Notes to Financial Statements (unaudited)(concluded)

or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	2,946,188	4,893,771
Reinvestment of distributions	—	365,168
Shares reacquired	(1,646,140)	(2,580,069)
Increase	1,300,048	2,678,870

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888–522–2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888–522–2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Fundamental Equity Portfolio	SFFE-PORT-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Growth and

Income Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

7	Statement of Assets and Liabilities

8	Statement of Operations

9	Statement of Changes in Net Assets

10	Financial Highlights

11	Notes to Financial Statements

18	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth and Income Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			1/1/13 -
	1/1/13	6/30/13	6/30/13
Class VC
Actual	$1,000.00	$1,170.39	$4.90
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.56

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	14.79%
Consumer Staples	5.44%
Energy	8.68%
Financial	26.58%
Health Care	22.49%
Industrials	5.88%
Information Technology	7.81%
Materials	1.42%
Telecommunication Services	2.31%
Utilities	3.19%
Repurchase Agreement	1.41%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.45%

Aerospace & Defense 1.42%
United Technologies Corp.	151,597	$14,089

Auto Components 2.30%
BorgWarner, Inc.*	145,400	12,526
Delphi Automotive plc (United Kingdom)(a)	202,300	10,255
Total		22,781

Beverages 1.04%
Coca-Cola Co. (The)	257,795	10,340

Biotechnology 5.72%
Aegerion Pharmaceuticals, Inc.*	174,300	11,040
Celgene Corp.*	165,685	19,370
Gilead Sciences, Inc.*	41,600	2,131
Onyx Pharmaceuticals, Inc.*	154,451	18,534
Quintiles Transnational Holdings, Inc.*	132,406	5,635
Total		56,710

Building Products 0.51%
USG Corp.*	217,600	5,016

Capital Markets 2.66%
Artisan Partners Asset Management, Inc.*	77,612	3,874
Invesco Ltd.	207,700	6,605
Raymond James Financial, Inc.	238,500	10,251
TD Ameritrade Holding Corp.	233,000	5,659
Total		26,389

Commercial Banks 5.59%
Fifth Third Bancorp	622,200	11,231
First Republic Bank	135,200	5,202
PNC Financial Services Group, Inc. (The)	100,669	7,341
SunTrust Banks, Inc.	375,068	11,841
Wells Fargo & Co.	480,173	19,817
Total		55,432

Investments	Shares	Fair Value (000)
Communications Equipment 0.38%
QUALCOMM, Inc.	60,884	$3,719

Computers & Peripherals 1.56%
NCR Corp.*	469,300	15,482

Construction & Engineering 1.09%
Jacobs Engineering Group, Inc.*	196,200	10,817

Consumer Finance 2.41%
Capital One Financial Corp.	380,744	23,915

Diversified Financial Services 8.37%
Citigroup, Inc.	668,700	32,077
Intercontinental Exchange, Inc.*	84,400	15,003
JPMorgan Chase & Co.	680,200	35,908
Total		82,988

Diversified Telecommunication Services 2.33%
AT&T, Inc.	28,600	1,013
Verizon Communications, Inc.	439,400	22,119
Total		23,132

Electric: Utilities 1.27%
NextEra Energy, Inc.	153,900	12,540

Electrical Equipment 1.14%
Eaton Corp. plc (Ireland)(a)	172,177	11,331

Food Products 3.00%
Kraft Foods Group, Inc.	285,721	15,963
Mondelez International, Inc. Class A	482,163	13,756
Total		29,719

Health Care Equipment & Supplies 1.29%
Covidien plc (Ireland)(a)	203,200	12,769

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Health Care Providers & Services 8.65%
CIGNA Corp.	217,490	$15,766
DaVita HealthCare Partners, Inc.*	84,617	10,222
Express Scripts Holding Co.*	428,904	26,459
Humana, Inc.	211,900	17,880
Laboratory Corp. of America Holdings*	153,700	15,385
Total		85,712

Household Products 1.45%
Kimberly-Clark Corp.	147,600	14,338

Information Technology Services 2.50%
Alliance Data Systems Corp.*	91,609	16,584
Vantiv, Inc. Class A*	294,900	8,139
Total		24,723

Insurance 6.95%
ACE Ltd. (Switzerland)(a)	183,600	16,429
Allstate Corp. (The)	260,800	12,550
Hartford Financial Services Group, Inc.	555,900	17,188
Marsh & McLennan Cos., Inc.	173,393	6,922
Travelers Cos., Inc. (The)	77,707	6,210
XL Group plc (Ireland)(a)	316,900	9,608
Total		68,907

Internet Software & Services 1.15%
eBay, Inc.*	220,855	11,423

Life Sciences Tools & Services 2.64%
Thermo Fisher Scientific, Inc.	309,600	26,202

Machinery 0.49%
Pentair Ltd. (Switzerland)(a)	83,900	4,840

Investments	Shares	Fair Value (000)
Media 4.98%
Comcast Corp. Class A	429,376	$17,982
Starz Class A*	461,100	10,191
Time Warner, Inc.	215,200	12,443
Walt Disney Co. (The)	138,674	8,757
Total		49,373

Metals & Mining 0.95%
Reliance Steel & Aluminum Co.	143,900	9,434

Multi-Line Retail 1.34%
Macy’s, Inc.	276,300	13,262

Multi-Utilities 1.95%
PG&E Corp.	204,300	9,343
Sempra Energy	122,300	9,999
Total		19,342

Oil, Gas & Consumable Fuels 8.76%
Anadarko Petroleum Corp.	105,000	9,023
EQT Corp.	138,900	11,024
Exxon Mobil Corp.	164,441	14,857
Occidental Petroleum Corp.	182,100	16,249
Range Resources Corp.	146,627	11,337
Southwestern Energy Co.*	289,400	10,572
Valero Energy Corp.	395,000	13,734
Total		86,796

Paper & Forest Products 0.48%
International Paper Co.	107,083	4,745

Pharmaceuticals 4.39%
Actavis, Inc.*	268,535	33,894
Eli Lilly & Co.	194,946	9,576
Total		43,470

Real Estate Investment Trusts 0.82%
Ventas, Inc.	116,400	8,085

Road & Rail 1.28%
Hertz Global Holdings, Inc.*	511,800	12,693

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 2.29%
Broadcom Corp. Class A	319,700	$10,793
Xilinx, Inc.	299,800	11,875
Total		22,668

Specialty Retail 5.58%
Bed Bath & Beyond, Inc.*	174,100	12,344
CST Brands, Inc.*	300,963	9,272
Foot Locker, Inc.	348,500	12,243
GNC Holdings, Inc. Class A	288,900	12,772
Home Depot, Inc. (The)	111,837	8,664
Total		55,295

Textiles, Apparel & Luxury Goods 0.72%
VF Corp.	36,900	7,124
Total Common Stocks (cost $830,509,813)		985,601

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.42%

Repurchase Agreement
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $14,235,000 of U.S. Treasury Note at 1.00% due 10/31/2016; value: $14,336,780; proceeds: $14,055,287 (cost $14,055,275)	$14,055	$14,055
Total Investments in Securities 100.87% (cost $844,565,088)		999,656
Liabilities in Excess of Other Assets (0.87)%		(8,582)
Net Assets 100.00%		$991,074

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks	$928,891	$—		$—	$928,891
Biotechnology	38,176	18,534	(3)	—	56,710
Repurchase Agreement	—	14,055		—	14,055
Total	$967,067	$32,589		$—	$999,656

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	On June 30, 2013, Onyx Pharmaceuticals, Inc. announced that it rejected a stock buyout offer. This announcement took place subsequent to the most recent June 28, 2013 closing price on NASDAQ Stock Market LLC. Accordingly, observable input pricing was utilized resulting in a Level 2 valuation. During the period ended June 30, 2013, $10,056,895 was transferred from Level 1 to Level 2.

6	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $844,565,088)	$999,655,583
Receivables:
Interest and dividends	1,179,294
Capital shares sold	51,221
Prepaid expenses	784
Total assets	1,000,886,882
LIABILITIES:
Payables:
Capital shares reacquired	8,136,300
Management fee	412,222
Investment securities purchased	306,977
Directors’ fees	178,690
Fund administration	33,008
Accrued expenses and other liabilities	745,962
Total liabilities	9,813,159
NET ASSETS	$991,073,723
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,127,681,020
Undistributed net investment income	3,534,512
Accumulated net realized loss on investments	(295,232,304)
Net unrealized appreciation on investments	155,090,495
Net Assets	$991,073,723
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	34,434,108
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$28.78

See Notes to Financial Statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends (net of foreign withholding taxes of $13,114)	$8,283,601
Interest	144
Total investment income	8,283,745
Expenses:
Management fee	2,505,968
Shareholder servicing	1,749,146
Fund administration	200,762
Reports to shareholders	45,985
Professional	30,198
Directors’ fees	13,915
Custody	9,446
Other	10,499
Gross expenses	4,565,919
Expense reductions (See Note 8)	(560)
Net expenses	4,565,359
Net investment income	3,718,386
Net realized and unrealized gain:
Net realized gain on investments	93,030,093
Net change in unrealized appreciation/depreciation on investments	61,388,594
Net realized and unrealized gain	154,418,687
Net Increase in Net Assets Resulting From Operations	$158,137,073

8	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$3,718,386	$9,370,171
Net realized gain on investments	93,030,093	45,800,355
Net change in unrealized appreciation/depreciation on investments	61,388,594	59,791,387
Net increase in net assets resulting from operations	158,137,073	114,961,913
Distributions to shareholders from:
Net investment income	—	(9,370,990)
Capital share transactions (See Note 12):
Proceeds from sales of shares	8,378,023	27,530,175
Reinvestment of distributions	—	9,370,990
Cost of shares reacquired	(140,144,732)	(171,383,310)
Net decrease in net assets resulting from capital share transactions	(131,766,709)	(134,482,145)
Net increase (decrease) in net assets	26,370,364	(28,891,222)
NET ASSETS:
Beginning of period	$964,703,359	$993,594,581
End of period	$991,073,723	$964,703,359
Undistributed (distributions in excess of) net investment income	$3,534,512	$(183,874)

See Notes to Financial Statements.	9

Financial Highlights

	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$24.59		$22.15	$23.77	$20.35	$17.27		$27.91
Investment operations:
Net investment income(a)	.10		.22	.16	.12	.17		.35
Net realized and unrealized gain (loss)	4.09		2.46	(1.61)	3.42	3.10		(10.55)
Total from investment operations	4.19		2.68	(1.45)	3.54	3.27		(10.20)
Distributions to shareholders from:
Net investment income	—		(.24)	(.17)	(.12)	(.19)		(.36)
Net realized gain	—		—	—	—	—		(.08)
Total distributions	—		(.24)	(.17)	(.12)	(.19)		(.44)
Net asset value, end of period	$28.78		$24.59	$22.15	$23.77	$20.35		$17.27
Total Return(b)	17.04	%(c)	12.09%	(6.08)%	17.41%	18.90%		(36.42)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.45	%(c)	.91%	.92%	.92%	.93%		.90%
Expenses, excluding expense reductions	.45	%(c)	.91%	.92%	.92%	.93%		.90%
Net investment income	.37	%(c)	.94%	.70%	.54%	.95%		1.51%

Supplemental Data:
Net assets, end of period (000)	$991,074		$964,703	$993,595	$1,173,885	$1,106,957		$1,490,095
Portfolio turnover rate	46.93	%(c)	72.59%	70.69%	55.80%	71.71	%(d)	113.29%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Includes portfolio securities delivered as a result of redemption in-kind transactions.

10	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure

12

Notes to Financial Statements (unaudited)(continued)

purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	0.50%
Over $1 billion	0.45%

For the six months ended June 30, 2013, the effective management fee paid to Lord Abbett was at an annualized rate of .50% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative

13

Notes to Financial Statements (unaudited)(continued)

services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $1,706,478 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$—	$9,370,990
Total distributions paid	$—	$9,370,990

As of December 31, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$2,867,564	$382,145,608	$385,013,172

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$847,177,372
Gross unrealized gain	159,699,282
Gross unrealized loss	(7,221,071)
Net unrealized security gain	$152,478,211

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

14

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$470,944,961	$600,799,608

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$14,055,275	$ —	$14,055,275
Total	$14,055,275	$ —	$14,055,275

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$14,055,275	$(14,055,275)	$ —	$ —
Total	$14,055,275	$(14,055,275)	$ —	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must

15

Notes to Financial Statements (unaudited)(continued)

defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

16

Notes to Financial Statements (unaudited)(concluded)

Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	307,919	1,159,583
Reinvestment of distributions	—	375,591
Shares reacquired	(5,097,535)	(7,162,408)
Decrease	(4,789,616)	(5,627,234)

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

18

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Series Fund, Inc. Growth and Income Portfolio	LASFGI-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Growth

Opportunities Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Growth Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 – 6/30/13
Class VC
Actual	$1,000.00	$1,144.80	$6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	25.97%
Consumer Staples	3.72%
Energy	6.32%
Financials	9.48%
Health Care	15.30%
Industrials	13.55%
Information Technology	18.06%
Materials	4.81%
Telecommunication Services	1.58%
Repurchase Agreement	1.21%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 100.33%

Aerospace & Defense 1.25%
B/E Aerospace, Inc.*	17,974	$1,134

Auto Components 1.86%
BorgWarner, Inc.*	19,541	1,683

Automobiles 1.37%
Harley-Davidson, Inc.	22,612	1,240

Beverages 1.21%
Dr. Pepper Snapple Group, Inc.	23,844	1,095

Biotechnology 4.08%
ARIAD Pharmaceuticals, Inc.*	23,767	415
Incyte Corp.*	14,227	313
Isis Pharmaceuticals, Inc.*	11,557	310
Medivation, Inc.*	8,269	407
Onyx Pharmaceuticals, Inc.*	6,773	813
Quintiles Transnational Holdings, Inc.*	11,442	487
Vertex Pharmaceuticals, Inc.*	12,016	960
Total		3,705

Building Products 1.00%
Armstrong World Industries, Inc.*	5,301	253
Lennox International, Inc.	10,163	656
Total		909

Capital Markets 2.16%
Affiliated Managers Group, Inc.*	9,247	1,516
Artisan Partners Asset
Management, Inc.*	8,911	445
Total		1,961

Investments	Shares	Fair Value (000)
Chemicals 2.76%
Ashland, Inc.	10,115	$844
Axiall Corp.	6,947	296
Celanese Corp. Series A	12,271	550
FMC Corp.	13,315	813
Total		2,503

Communications Equipment 0.81%
F5 Networks, Inc.*	6,211	427
Riverbed Technology, Inc.*	19,946	311
Total		738

Computers & Peripherals 2.89%
NCR Corp.*	46,182	1,524
NetApp, Inc.*	29,073	1,098
Total		2,622

Construction Materials 0.57%
Vulcan Materials Co.	10,654	516

Containers & Packaging 0.98%
Rock-Tenn Co. Class A	8,936	893

Distributors 1.08%
LKQ Corp.*	38,056	980

Diversified Financial Services 2.56%
IntercontinentalExchange, Inc.*	8,776	1,560
Moody’s Corp.	12,469	760
Total		2,320

Electrical Equipment 3.22%
AMETEK, Inc.	28,564	1,208
Hubbell, Inc. Class B	8,329	825
Rockwell Automation, Inc.	10,675	887
Total		2,920

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.76%
Atwood Oceanics, Inc.*	10,910	$568
Cameron International Corp.*	16,476	1,007
Oceaneering International, Inc.	12,836	927
Total		2,502

Food & Staples Retailing 1.61%
Whole Foods Market, Inc.	28,363	1,460

Food Products 0.96%
Green Mountain Coffee
Roasters, Inc.*	11,645	874

Health Care Equipment & Supplies 0.70%
C.R. Bard, Inc.	5,857	637

Health Care Providers & Services 3.96%
Catamaran Corp.*	14,118	688
DaVita HealthCare Partners, Inc.*	8,692	1,050
Laboratory Corp. of America Holdings*	6,057	606
Team Health Holdings, Inc.*	12,895	529
Universal Health Services, Inc. Class B	10,764	721
Total		3,594

Health Care Technology 0.98%
Cerner Corp.*	9,275	891

Hotels, Restaurants & Leisure 3.64%
Chipotle Mexican Grill, Inc.*	1,672	609
Panera Bread Co. Class A*	5,138	956
Starwood Hotels & Resorts Worldwide, Inc.	15,068	952
Wynn Resorts Ltd.	6,112	782
Total		3,299

Household Durables 0.70%
Mohawk Industries, Inc.*	5,683	639

Investments	Shares	Fair Value (000)
Information Technology Services 3.17%
Alliance Data Systems Corp.*	7,102	$1,286
Teradata Corp.*	20,049	1,007
Vantiv, Inc. Class A*	20,985	579
Total		2,872

Insurance 2.42%
Brown & Brown, Inc.	23,512	758
Hartford Financial Services Group, Inc.	25,304	782
Protective Life Corp.	11,720	450
XL Group plc (Ireland)(a)	6,882	209
Total		2,199

Internet & Catalog Retail 1.74%
Groupon, Inc.*	55,716	473
HomeAway, Inc.*	18,243	590
TripAdvisor, Inc.*	8,539	520
Total		1,583

Internet Software & Services 2.88%
Equinix, Inc.*	5,030	929
Pandora Media, Inc.*	58,590	1,078
VeriSign, Inc.*	13,488	603
Total		2,610

Leisure Equipment & Products 1.21%
Polaris Industries, Inc.	11,537	1,096

Life Sciences Tools & Services 2.23%
Agilent Technologies, Inc.	25,943	1,110
Waters Corp.*	9,168	917
Total		2,027

Machinery 3.15%
Flowserve Corp.	20,094	1,085
IDEX Corp.	21,223	1,142
SPX Corp.	8,803	634
Total		2,861

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Media 1.54%
Liberty Global plc Class A (United Kingdom)*(a)	12,742	$944
Scripps Networks Interactive, Inc. Class A	6,823	455
Total		1,399

Multi-Line Retail 2.05%
Dollar General Corp.*	19,056	961
Macy’s, Inc.	18,793	902
Total		1,863

Oil, Gas & Consumable Fuels 3.66%
Concho Resources, Inc.*	11,314	947
Continental Resources, Inc.*	10,207	879
Range Resources Corp.	9,206	712
Southwestern Energy Co.*	21,497	785
Total		3,323

Paper & Forest Products 0.58%
Boise Cascade Co.*	20,633	524

Pharmaceuticals 3.58%
Actavis, Inc.*	12,746	1,609
Mylan, Inc.*	20,768	645
Perrigo Co.	8,201	992
Total		3,246

Professional Services 0.49%
Robert Half International, Inc.	13,400	445

Real Estate Investment Trusts 1.13%
Ventas, Inc.	9,158	636
Weyerhaeuser Co.	13,568	387
Total		1,023

Real Estate Management & Development 1.36%
CBRE Group, Inc. Class A*	37,535	877
Realogy Holdings Corp.*	7,440	357
Total		1,234

Investments	Shares	Fair Value (000)
Road & Rail 2.52%
Hertz Global Holdings, Inc.*	47,900	$1,188
Kansas City Southern	10,373	1,099
Total		2,287

Semiconductors & Semiconductor Equipment 4.00%
Altera Corp.	9,563	316
Analog Devices, Inc.	16,361	737
Avago Technologies Ltd. (Singapore)(a)	30,312	1,133
Cavium, Inc.*	11,825	418
Skyworks Solutions, Inc.*	13,559	297
Xilinx, Inc.	18,461	731
Total		3,632

Software 4.60%
ANSYS, Inc.*	8,001	585
Citrix Systems, Inc.*	21,883	1,320
Fortinet, Inc.*	25,828	452
Qlik Technologies, Inc.*	12,638	358
Red Hat, Inc.*	17,884	855
TIBCO Software, Inc.*	28,040	600
Total		4,170

Specialty Retail 7.54%
Bed Bath & Beyond, Inc.*	19,087	1,353
Dick’s Sporting Goods, Inc.	5,293	265
Foot Locker, Inc.	18,016	633
GNC Holdings, Inc. Class A	20,604	911
Ross Stores, Inc.	18,564	1,203
Tiffany & Co.	13,813	1,006
Tractor Supply Co.	8,653	1,018
Urban Outfitters, Inc.*	11,316	455
Total		6,844

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Investments	Shares	Fair Value (000)
Textiles, Apparel & Luxury Goods 3.64%
Hanesbrands, Inc.	6,257	$322
Michael Kors Holdings Ltd. (Hong Kong)*(a)	6,738	418
Ralph Lauren Corp.	5,506	956
VF Corp.	8,308	1,604
Total		3,300

Trading Companies & Distributors 2.12%
W.W. Grainger, Inc.	4,843	1,221
WESCO International, Inc.*	10,397	707
Total		1,928

Wireless Telecommunication Services 1.61%
SBA Communications Corp. Class A*	19,658	1,457
Total Common Stocks (cost $77,770,867)		91,038

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.23%

Repurchase Agreement
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $1,105,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $1,139,353; proceeds: $1,112,990 (cost $1,112,989)	$ 1,113	$1,113
Total Investments in Securities 101.56% (cost $78,883,856)		92,151
Liabilities in Excess of Other Assets (1.56)%		(1,417)
Net Assets 100.00%		$90,734

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks	$ 87,333	$—		$ —	$ 87,333
Biotechnology	2,892	813	(3)	—	3,705
Repurchase Agreement	—	1,113		—	1,113
Total	$ 90,225	$1,926		$ —	$ 92,151

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	On June 30, 2013, Onyx Pharmaceuticals, Inc. announced that it rejected a stock buyout offer. This announcement took place subsequent to the most recent June 28, 2013 closing price on NASDAQ Stock Market LLC. Accordingly, observable input pricing was utilized resulting in a Level 2 valuation. During the period ended June 30, 2013, $559,300 was transferred from Level 1 to Level 2.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $78,883,856)	$92,151,405
Receivables:
Investment securities sold	444,029
Interest and dividends	38,863
Capital shares sold	34,805
From advisor (See Note 3)	7,681
Total assets	92,676,783
LIABILITIES:
Payables:
Investment securities purchased	1,425,285
Capital shares reacquired	303,356
Management fee	60,570
Directors’ fees	10,886
Fund administration	3,028
Accrued expenses and other liabilities	139,624
Total liabilities	1,942,749
NET ASSETS	$90,734,034
COMPOSITION OF NET ASSETS:
Paid-in capital	$71,093,568
Accumulated net investment loss	(241,263)
Accumulated net realized gain on investments	6,614,180
Net unrealized appreciation on investments	13,267,549
Net Assets	$90,734,034
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	6,007,345
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.10

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends	$319,667
Interest	8
Total investment income	319,675
Expenses:
Management fee	366,573
Shareholder servicing	169,342
Professional	20,690
Fund administration	18,329
Reports to shareholders	14,459
Custody	3,640
Directors’ fees	1,269
Other	2,143
Gross expenses	596,445
Expense reductions (See Note 8)	(51)
Management fee waived (See Note 3)	(46,534)
Net expenses	549,860
Net investment loss	(230,185)
Net realized and unrealized gain:
Net realized gain on investments	7,033,429
Net change in unrealized appreciation/depreciation on investments	5,711,361
Net realized and unrealized gain	12,744,790
Net Increase in Net Assets Resulting From Operations	$12,514,605

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2012
Operations:
Net investment loss	$(230,185)	$(110,185)
Net realized gain on investments	7,033,429	4,938,979
Net change in unrealized appreciation/depreciation on investments	5,711,361	7,647,302
Net increase in net assets resulting from operations	12,514,605	12,476,096
Distributions to shareholders from:
Net realized gain	—	(4,937,872)
Capital share transactions (See Note 12):
Proceeds from sales of shares	2,203,437	8,847,750
Reinvestment of distributions	—	4,937,872
Cost of shares reacquired	(13,359,584)	(21,364,143)
Net decrease in net assets resulting from capital share transactions	(11,156,147)	(7,578,521)
Net increase (decrease) in net assets	1,358,458	(40,297)
NET ASSETS:
Beginning of period	$89,375,576	$89,415,873
End of period	$90,734,034	$89,375,576
Accumulated net investment loss	$(241,263)	$(11,078)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.19		$12.23	$17.58	$14.38	$9.88	$16.34
Investment operations:
Net investment loss(a)	(.04)		(.02)	(.07)	(.03)	(.03)	(.06)
Net realized and unrealized gain (loss)	1.95		1.75	(1.64)	3.33	4.53	(6.20)
Total from investment operations	1.91		1.73	(1.71)	3.30	4.50	(6.26)
Distributions to shareholders from:
Net realized gain	—		(.77)	(3.64)	(.10)	—	(.20)
Net asset value, end of period	$15.10		$13.19	$12.23	$17.58	$14.38	$9.88
Total Return(b)	14.48	%(c)	14.10%	(10.05)%	22.92%	45.55%	(38.24)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(c)	1.31%	1.28%	1.26%	1.33%	1.35%
Net investment loss	(.25	)%(c)	(.12)%	(.43)%	(.21)%	(.30)%	(.43)%

Supplemental Data:
Net assets, end of period (000)	$90,734		$89,376	$89,416	$109,676	$107,098	$74,912
Portfolio turnover rate	42.25	%(c)	138.33%	116.06%	112.24%	83.55%	125.21%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

13

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	0.80%
Next $1 billion	0.75%
Next $1 billion	0.70%
Over $3 billion	0.65%

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .70% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net

14

Notes to Financial Statements (unaudited)(continued)

annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $160,376 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Net long-term capital gains	$ —	$4,937,872
Total distributions paid	$ —	$4,937,872

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$79,303,105
Gross unrealized gain	14,655,500
Gross unrealized loss	(1,807,200)
Net unrealized security gain	$12,848,300

15

Notes to Financial Statements (unaudited)(continued)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$38,820,023	$48,530,522

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,112,989	$ —	$1,112,989
Total	$1,112,989	$ —	$1,112,989

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$1,112,989	$(1,112,989)	$ —	$ —
Total	$1,112,989	$(1,112,989)	$ —	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

16

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s

17

Notes to Financial Statements (unaudited)(concluded)

assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares reacquired	150,874	651,783
Reinvestment of distributions	—	371,622
Shares reacquired	(921,674)	(1,557,277)
Decrease	(770,800)	(533,872)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888–522–2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Growth Opportunities Portfolio	LASFGO-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—International

Core Equity Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Core Equity Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — International Core Equity Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class VC
Actual	$1,000.00	$1,040.50	$4.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.36

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	14.57%
Consumer Staples	9.16%
Energy	6.26%
Financials	22.85%
Health Care	8.42%
Industrials	13.79%
Information Technology	7.35%
Materials	3.67%
Telecommunication Services	5.28%
Utilities	2.29%
Repurchase Agreement	6.36%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 96.55%

COMMON STOCKS 96.53%

Austria 0.10%

Machinery
Andritz AG	340	$17

Canada 0.45%

Metals & Mining
Teck Resources Ltd. Class B	3,700	79

Chile 0.73%

Electric: Utilities
Enersis SA ADR	7,827	128

China 0.51%

Real Estate Management & Development
China Overseas Land & Investment Ltd.	34,000	89

France 9.06%

Aerospace & Defense 1.78%
Safran SA	5,952	311

Diversified Telecommunication Services 1.22%
Vivendi SA	11,261	213

Electrical Equipment 1.43%
Schneider Electric SA	3,452	251

Food Products 1.56%
Danone SA	3,635	273

Insurance 1.56%
AXA SA	13,899	273

Textiles, Apparel & Luxury Goods 1.51%
Kering	1,300	264
Total France		1,585

Investments	Shares	U.S. $ Fair Value (000)
Germany 9.91%

Air Freight & Logistics 0.82%
Deutsche Post AG Registered Shares	5,774	$143

Automobiles 1.53%
Daimler AG Registered Shares	4,432	268

Capital Markets 1.70%
Deutsche Bank AG Registered Shares	7,110	298

Diversified Financial Services 1.41%
Deutsche Boerse AG	3,751	247

Health Care Providers & Services 1.42%
Fresenius SE & Co. KGaA	2,018	249

Industrial Conglomerates 1.61%
Siemens AG Registered Shares	2,780	281

Life Sciences Tools & Services 1.42%
Morphosys AG*	4,426	249
Total Germany		1,735

Hong Kong 2.82%

Airlines 1.09%
Cathay Pacific Airways Ltd.	109,000	190

Hotels, Restaurants & Leisure 1.73%
SJM Holdings Ltd.	125,000	304
Total Hong Kong		494

India 1.42%

Commercial Banks 0.71%
Axis Bank Ltd.*	5,580	124

Information Technology Services 0.71%
Infosys Ltd. ADR	3,000	124
Total India		248

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Italy 1.66%

Oil, Gas & Consumable Fuels
Eni SpA ADR	7,100	$291

Japan 22.88%

Airlines 0.70%
Japan Airlines Co., Ltd.	2,400	123

Automobiles 4.23%
Nissan Motor Co., Ltd.	28,400	288
Toyota Motor Corp.	7,500	453
		741

Chemicals 0.93%
Asahi Kasei Corp.	24,715	163

Commercial Banks 1.33%
Bank of Yokohama Ltd. (The)	44,855	232

Diversified Financial Services 1.66%
ORIX Corp.	21,200	290

Electronic Equipment, Instruments & Components 4.40%
Hitachi Ltd.	45,500	292
Murata Manufacturing Co., Ltd.	2,600	198
Omron Corp.	9,400	280
		770

Machinery 0.77%
NSK Ltd.	14,000	134

Oil, Gas & Consumable Fuels 0.74%
Inpex Corp.	31	129

Road & Rail 1.07%
East Japan Railway Co.	2,400	187

Specialty Retail 0.69%
Yamada Denki Co., Ltd.	2,980	121

Investments	Shares	U.S. $ Fair Value (000)
Tobacco 1.51%
Japan Tobacco, Inc.	7,500	$265

Trading Companies & Distributors 2.91%
Mitsubishi Corp.	14,800	253
Sumitomo Corp.	20,500	256
		509

Wireless Telecommunication Services 1.94%
KDDI Corp.	6,530	340
Total Japan		4,004

Mexico 0.85%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*	68,600	148

Netherlands 6.87%

Beverages 1.58%
Heineken Holding NV	4,937	277

Diversified Financial Services 1.87%
ING Groep NV CV*	36,065	328

Diversified Telecommunication Services 0.78%
Koninklijke KPN NV	65,298	136

Food & Staples Retailing 1.15%
Koninklijke Ahold NV	13,557	202

Insurance 1.49%
Aegon NV	38,811	260
Total Netherlands		1,203

Norway 7.05%

Biotechnology 1.14%
Algeta ASA*	5,250	200

Commercial Banks 1.95%
DnB NOR ASA	23,597	341

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Norway (continued)

Diversified Telecommunication Services 1.51%
Telenor ASA	13,303	$264

Energy Equipment & Services 1.28%
Ocean Rig UDW, Inc.*	12,000	225

Insurance 1.17%
Storebrand ASA*	42,375	204
Total Norway		1,234

Portugal 1.72%

Oil, Gas & Consumable Fuels
Galp Energia SGPS SA	20,335	301

South Korea 1.67%

Commercial Banks 0.47%
DGB Financial Group, Inc.	5,970	82

Semiconductors & Semiconductor Equipment 1.20%
Samsung Electronics Co., Ltd.	179	210
Total South Korea		292

Spain 0.98%

Media
Mediaset Espana Comunicacion SA*	19,776	172

Sweden 1.27%

Household Durables
Electrolux AB Ser B	8,822	223

Switzerland 6.17%

Chemicals 0.90%
Syngenta AG Registered Shares	401	157

Electrical Equipment 0.70%
ABB Ltd. Registered Shares*	5,663	123

Investments	Shares	U.S. $ Fair Value (000)
Insurance 0.89%
Swiss Re Ltd.*	2,078	$155

Pharmaceuticals 3.68%
Novartis AG Registered Shares	4,013	285
Roche Holding AG	1,443	359
		644
Total Switzerland		1,079

Taiwan 1.27%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	35,500	223

Thailand 0.70%

Commercial Banks
Bangkok Bank Public Co., Ltd.	18,170	122

United Kingdom 18.44%

Airlines 1.25%
International Consolidated Airlines Group SA*	54,675	219

Commercial Banks 3.69%
Barclays plc	78,878	334
HSBC Holdings plc ADR	3,721	193
Lloyds Banking Group plc*	124,004	119
		646

Electric: Utilities 1.09%
SSE plc	8,255	191

Food Products 2.90%
Tate & Lyle plc	19,491	245
Unilever plc	6,481	262
		507

Household Durables 1.37%
Berkeley Group Holdings plc	7,375	239

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Insurance 1.62%
Prudential plc	17,386	284

Media 1.68%
WPP plc	17,202	294

Metals & Mining 1.50%
Rio Tinto plc ADR	6,400	263

Multi-Utilities 0.54%
National Grid plc	8,256	94

Oil, Gas & Consumable Fuels 1.05%
Genel Energy plc*	13,150	184

Pharmaceuticals 1.01%
Shire plc	5,573	177

Tobacco 0.74%
Imperial Tobacco Group plc	3,730	129
Total United Kingdom		3,227
Total Common Stocks (cost $16,140,325)		16,894

RIGHTS 0.02%

France

Multi-Line Retail
Groupe Fnac SA* (cost $4,332)	1,300	3
Total Long-Term Investments (cost $16,144,657)		16,897

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 6.56%

Repurchase Agreement
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $1,185,000 of Federal Home Loan Bank at 0.50% due 6/6/2016; value: $1,173,150; proceeds: $1,147,887 (cost $1,147,886)	$1,148	$1,148
Total Investments in Securities 103.11% (cost $17,292,543)		18,045
Liabilities in Excess of Foreign Cash and Other Assets (3.11)%		(545)
Net Assets 100.00%		$17,500

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$16,894	(3)	$—	$—	$16,894
Rights	3		—	—	3
Repurchase Agreement	—		1,148	—	1,148
Total	$16,897		$1,148	$—	$18,045

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of June 30, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. As of December 31, 2012, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(h)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. For the period ended June 30, 2013, $6,241,669 was transferred from Level 2 to Level 1.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $17,292,543)	$18,045,016
Foreign cash, at value (cost $14,514)	14,475
Receivables:
Capital shares sold	60,424
Investment securities sold	54,781
Dividends	26,545
From advisor (See Note 3)	15,913
Total assets	18,217,154
LIABILITIES:
Payables:
Investment securities purchased	643,835
Management fee	10,456
Fund administration	558
Directors’ fees	219
Accrued expenses	61,787
Total liabilities	716,855
NET ASSETS	$17,500,299
COMPOSITION OF NET ASSETS:
Paid-in capital	$16,634,294
Undistributed net investment income	187,410
Accumulated net realized loss on investments (net of foreign capital gains tax) and foreign currency related transactions	(74,161)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	752,756
Net Assets	$17,500,299
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	1,098,303
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.93

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends (net of foreign withholding taxes of $28,037)	$257,804
Interest	37
Total investment income	257,841
Expenses:
Management fee	50,839
Custody	38,662
Shareholder servicing	25,166
Professional	21,572
Reports to shareholders	6,948
Fund administration	2,711
Directors’ fees	157
Other	5,458
Gross expenses	151,513
Expense reductions (See Note 8)	(8)
Management fee waived and expenses reimbursed (See Note 3)	(92,532)
Net expenses	58,973
Net investment income	198,868
Net realized and unrealized gain (loss):
Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions	235,652
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(117,767)
Net realized and unrealized gain	117,885
Net Increase in Net Assets Resulting From Operations	$316,753

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$198,868	$125,164
Net realized gain (loss) on investments (net of foreign capital gains tax) and foreign currency related transactions	235,652	(192,680)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(117,767)	1,046,087
Net increase in net assets resulting from operations	316,753	978,571
Distributions to shareholders from:
Net investment income	—	(134,052)
Capital share transactions (See Note 12):
Proceeds from sales of shares	7,289,143	6,049,470
Reinvestment of distributions	—	134,052
Cost of shares reacquired	(50,323)	(459,265)
Net increase in net assets resulting from capital share transactions	7,238,820	5,724,257
Net increase in net assets	7,555,573	6,568,776
NET ASSETS:
Beginning of period	$9,944,726	$3,375,950
End of period	$17,500,299	$9,944,726
Undistributed (distributions in excess of) net investment income	$187,410	$(11,458)

See Notes to Financial Statements.	11

Financial Highlights

	Six Months Ended				4/16/2010(a)
	6/30/2013		Year Ended 12/31		to
	(unaudited)		2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$15.31		$13.48	$15.72	$15.00
Investment operations:
Net investment income(b)					.01
Net realized and unrealized loss					(.37)
Total from investment operations					(.36)
Net asset value on, SEC Effective Date, 5/1/2010					$14.64
Investment operations:
Net investment income(b)	.23		.29	.24	.10
Net realized and unrealized gain (loss)	.39		1.75	(2.36)	1.04
Total from investment operations	.62		2.04	(2.12)	1.14
Distributions to shareholders from:
Net investment income	—		(.21)	(.12)	(.06)
Net asset value, end of period	$15.93		$15.31	$13.48	$15.72
Total Return(c)					5.20	%(d)(e)
Total Return(c)	4.05	%(d)	15.13%	(13.47)%	7.79	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.87%	.87%	.87	%(g)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.87%	.87%	.87	%(g)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.10	%(d)	3.81%	10.75%	63.34	%(g)
Net investment income	1.45	%(d)	2.03%	1.65%	1.02	%(g)

Supplemental Data:
Net assets, end of period (000)	$17,500		$9,945	$3,376	$585
Portfolio turnover rate	37.29	%(d)	78.47%	61.91%	50.25%

(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/2010 through 12/31/2010.
(f)	Total return for the period 5/1/2010 through 12/31/2010.
(g)	Annualized.

12	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers International Core Equity Portfolio (the “Fund”).

The Fund’s investment objective is to seek long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

13

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal period ended December 31, 2010 through the fiscal years ended December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

14

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

15

Notes to Financial Statements (unaudited)(continued)

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .87%. This agreement may be terminated only by the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $23,275 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$—	$134,052
Total distributions paid	$—	$134,052

As of December 31, 2012, the capital loss carryforwards, along with the related expiration dates, were as follows:

2018	Indefinite	Total
$814	$ 204,711	$ 205,525

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-

16

Notes to Financial Statements (unaudited)(continued)

enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$17,363,164
Gross unrealized gain	1,196,725
Gross unrealized loss	(514,873)
Net unrealized security gain	$681,852

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$11,942,800	$4,892,560

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011–11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011–11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013–01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013–01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$ 1,147,886	$ —	$ 1,147,886
Total	$ 1,147,886	$ —	$ 1,147,886

17

Notes to Financial Statements (unaudited)(continued)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$ 1,147,886	$ (1,147,886)	$ —	$ —
Total	$ 1,147,886	$ (1,147,886)	$ —	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

18

Notes to Financial Statements (unaudited)(concluded)

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.

The Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	452,037	420,989
Reinvestment of distributions	—	8,727
Shares reacquired	(3,213)	(30,655)
Increase (decrease)	448,824	399,061

19

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

20

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	International Core Equity Portfolio	SFICE-PORT-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—International

Opportunities Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

9	Statement of Assets and Liabilities

10	Statement of Operations

11	Statement of Changes in Net Assets

12	Financial Highlights

13	Notes to Financial Statements

20	Supplemental Information to Shareholders

Lord Abbett Series Fund — International Opportunities
Portfolio Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class VC
Actual	$1,000.00	$1,094.30	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	22.01%
Consumer Staples	9.63%
Energy	6.21%
Financials	15.31%
Health Care	6.39%
Industrials	17.81%
Information Technology	9.63%
Materials	5.55%
Telecommunication Services	0.67%
Utilities	3.07%
Repurchase Agreement	3.72%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 96.68%

COMMON STOCKS 96.31%

Australia 0.89%

Multi-Utilities
DUET Group	243,212	$447

Belgium 0.70%

Electric: Utilities
Elia System Operator SA	8,440	353

Canada 3.73%

Metals & Mining 0.73%
HudBay Minerals, Inc.	55,402	367

Oil, Gas & Consumable Fuels 0.79%
Lightstream Resources Ltd.	25,200	188
TORC Oil & Gas Ltd.*	152,567	209
		397

Paper & Forest Products 2.21%
International Forest Products Ltd. Class A*	47,414	461
West Fraser Timber Co., Ltd.	8,497	642
		1,103
Total Canada		1,867

Finland 1.38%

Leisure Equipment & Products
Amer Sports OYJ A Shares	37,381	689

France 2.78%

Auto Components 1.30%
Plastic Omnium SA	11,995	651

Electronic Equipment, Instruments & Components 1.48%
Ingenico	11,149	743
Total France		1,394

Investments	Shares	U.S. $ Fair Value (000)
Germany 5.78%

Chemicals 1.33%
Symrise GmbH & Co. AG	16,471	$667

Life Sciences Tools & Services 1.96%
Gerresheimer AG	11,030	639
Morphosys AG*	6,062	341
		980

Machinery 1.52%
Deutz AG*	39,307	238
NORMA Group AG	14,446	523
		761

Real Estate Management & Development 0.97%
Patrizia Immobilien AG*	48,327	486
Total Germany		2,894

Hong Kong 6.35%

Auto Components 0.96%
Minth Group Ltd.	310,000	482

Communications Equipment 1.65%
VTech Holdings Ltd.	54,200	828

Energy Equipment & Services 1.06%
Hilong Holding Ltd.	899,000	529

Hotels, Restaurants & Leisure 0.50%
REXLot Holdings Ltd.	3,825,000	251

Household Durables 1.52%
Techtronic Industries Co.	317,500	760

Machinery 0.40%
Sinotruk Hong Kong Ltd.	411,000	201

Multi-Line Retail 0.26%
Maoye International Holdings Ltd.	834,000	129
Total Hong Kong		3,180

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Hungary 1.26%

Pharmaceuticals
EGIS Pharmaceuticals plc	6,551	$633

India 0.48%

Consumer Finance
SKS Microfinance Ltd.*	136,538	242

Indonesia 1.37%

Commercial Banks 0.70%
Bank Tabungan Negara Persero Tbk PT	3,048,000	353

Consumer Finance 0.67%
PT Clipan Finance Indonesia Tbk	8,129,400	336
Total Indonesia		689

Ireland 1.71%

Beverages 0.47%
C&C Group plc	43,773	237

Health Care Providers & Services 1.24%
United Drug plc	131,609	621
Total Ireland		858

Italy 3.33%

Internet & Catalog Retail 1.38%
Yoox SpA*	32,202	692

Textiles, Apparel & Luxury Goods 1.95%
Brunello Cucinelli SpA	20,342	503
Safilo Group SpA*	24,640	472
		975
Total Italy		1,667

Japan 22.73%

Auto Components 1.34%
Keihin Corp.	44,100	673

Investments	Shares	U.S. $ Fair Value (000)
Building Products 1.05%
Aica Kogyo Co., Ltd.	26,300	$528

Construction & Engineering 0.68%
SHO-BOND Holdings Co., Ltd.	8,600	339

Diversified Consumer Services 1.16%
Benesse Holdings, Inc.	16,100	580

Food & Staples Retailing 1.30%
Sundrug Co., Ltd.	15,400	654

Food Products 1.00%
Toyo Suisan Kaisha Ltd.	15,000	499

Health Care Equipment & Supplies 1.44%
Hogy Medical Co., Ltd.	12,600	720

Hotels, Restaurants & Leisure 1.11%
St. Marc Holdings Co., Ltd.	12,300	555

Household Durables 0.85%
Arnest One Corp.	11,300	222
Hajime Construction Co., Ltd.	3,700	206
		428

Information Technology Services 1.08%
Obic Co., Ltd.	2,070	542

Machinery 3.53%
Nabtesco Corp.	23,500	489
NSK Ltd.	69,000	660
THK Co., Ltd.	29,500	620
		1,769

Personal Products 2.18%
Aderans Co., Ltd.	42,818	595
Kobayashi Pharmaceutical Co., Ltd.	9,400	495
		1,090

Real Estate Investment Trusts 1.39%
Kenedix Realty Investment Corp.	175	697

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Real Estate Management & Development 1.47%
Iida Home Max	11,600	$197
Takara Leben Co., Ltd.	140,400	539
		736

Specialty Retail 2.47%
K’s Holdings Corp.	18,700	594
United Arrows Ltd.	15,400	643
		1,237

Wireless Telecommunication Services 0.68%
Okinawa Cellular Telephone Co.	15,200	339
Total Japan		11,386

Mexico 1.01%

Real Estate Investment Trusts
Macquarie Mexico Real Estate Management SA de CV*	235,200	506

Netherlands 2.97%

Construction & Engineering 0.95%
Arcadis NV	17,787	478

Machinery 1.06%
Aalberts Industries NV	23,693	529

Professional Services 0.96%
Brunel International NV	11,468	483
Total Netherlands		1,490

New Zealand 1.03%

Airlines
Air New Zealand Ltd.	447,272	515

Norway 3.19%

Biotechnology 0.52%
Algeta ASA*	6,891	262

Investments	Shares	U.S. $ Fair Value (000)
Energy Equipment & Services 1.91%
Dolphin Group AS*	582,003	$575
Electromagnetic GeoServices ASA*	225,151	380
		955

Oil, Gas & Consumable Fuels 0.76%
DNO International ASA*	208,517	381
Total Norway		1,598

Philippines 1.88%

Commercial Banks 0.98%
Rizal Commercial Banking Corp.	369,700	492

Real Estate Management & Development 0.90%
Filinvest Land, Inc.	11,407,000	449
Total Philippines		941

Portugal 0.26%

Commercial Banks
Banco Espirito Santo SA*	165,758	133

Spain 3.90%

Food Products 2.84%
Ebro Foods SA	31,999	658
Viscofan SA	15,232	763
		1,421

Media 1.06%
Mediaset Espana Comunicacion SA*	61,226	533
Total Spain		1,954

Sweden 5.07%

Commercial Services & Supplies 3.18%
Intrum Justitia AB	35,323	724
Loomis AB	45,289	870
		1,594

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Sweden (continued)

Food & Staples Retailing 1.06%
Axfood AB	12,704	$531

Personal Products 0.83%
Oriflame Cosmetics SA	13,035	413
Total Sweden		2,538

Switzerland 2.20%

Capital Markets 1.01% EFG International AG*	41,427	504

Household Durables 1.19%
Forbo Holding AG
Registered Shares*	937	598
Total Switzerland		1,102

Taiwan 0.69%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	54,900	344

United Kingdom 21.62%

Capital Markets 3.30%
3i Group plc	100,770	517
Ashmore Group PLC	91,383	478
Jupiter Fund Management plc	149,424	658
		1,653

Chemicals 1.31%
Essentra plc	61,558	657

Commercial Banks 0.74%
Bank of Georgia Holdings plc	14,572	370

Communications Equipment 0.96%
Spirent Communications plc	224,272	480

Investments	Shares	U.S. $ Fair Value (000)
Electronic Equipment, Instruments & Components 1.58%
Diploma plc	46,681	$398
Electrocomponents plc	106,182	393
		791

Household Durables 1.62%
Berkeley Group Holdings plc	25,020	811

Independent Power Producers & Energy Traders 1.11%
APR Energy plc	36,413	557

Information Technology Services 0.51%
Innovation Group plc*	603,172	257

Insurance 1.49%
Catlin Group Ltd.	98,456	747

Internet & Catalog Retail 0.96%
N Brown Group plc	71,483	481

Internet Software & Services 0.47%
Blinkx plc*	142,749	237

Oil, Gas & Consumable Fuels 1.72%
Afren plc*	136,271	268
Genel Energy plc*	42,488	593
		861
Professional Services 1.06%
Michael Page International plc	94,390	533

Software 1.24%
Playtech plc	67,767	620

Specialty Retail 1.09%
Howden Joinery Group plc	141,861	547

Trading Companies & Distributors 2.46%
Ashtead Group plc	96,471	947
Speedy Hire plc	312,237	283
		1,230
Total United Kingdom		10,832

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Investments	Shares	U.S. $ Fair Value (000)
Total Common Stocks (cost $43,756,556)		$48,252

PREFERRED STOCK 0.37%

Brazil

Gas Utilities
Companhia de Gas de Sao Paulo (cost $204,054)	8,500	185
Total Preferred Stocks (cost $204,054)		185
Total Long-Term Investments (cost $43,960,610)		48,437

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.74%

REPURCHASE AGREEMENT

Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $1,855,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $1,912,670; proceeds: $1,873,359 (cost $1,873,357)	$1,873	$1,873
Total Investments in Securities 100.42% (cost $45,833,967)		50,310
Liabilities in Excess of Foreign Cash and Other Assets (0.42)%		(212)
Net Assets 100.00%		$50,098

ADR	American Depositary Receipt.
*	Non-income producing security.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)		Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$48,252	(3)	$—	$—	$48,252
Preferred Stocks	185		—	—	185
Repurchase Agreement	—		1,873	—	1,873
Total	$48,437		$1,873	$—	$50,310

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	As of June 30, 2013, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded which resulted in Level 1 inputs for all foreign securities. As of December 31, 2012, the Fund utilized adjusted valuations for the majority of foreign securities (as described in Note 2(h)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. For the period ended June 30, 2013, $28,849,732 was transferred from Level 2 to Level 1.

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:

Investments in securities, at fair value (cost $45,833,967)	$50,310,379
Foreign cash, at value (cost $215,057)	215,624
Receivables:
Investment securities sold	136,474
Interest and dividends	118,077
Capital shares sold	30,056
From advisor (See Note 3)	7,487
Prepaid expenses	5
Total assets	50,818,102
LIABILITIES:

Payables:
Investment securities purchased	558,449
Capital shares reacquired	33,234
Management fee	31,372
Directors’ fees	4,532
Fund administration	1,673
Accrued expenses and other liabilities	90,781
Total liabilities	720,041
NET ASSETS	$50,098,061
COMPOSITION OF NET ASSETS:

Paid-in capital	$42,282,465
Undistributed net investment income	212,038
Accumulated net realized gain on investments and foreign currency related transactions	3,129,143
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,474,415
Net Assets	$50,098,061
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,397,737
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.28

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends (net of foreign withholding taxes of $63,627)	$703,125
Total investment income	703,125
Expenses:
Management fee	193,253
Shareholder servicing	81,662
Custody	35,688
Professional	25,464
Fund administration	10,307
Reports to shareholders	9,249
Directors’ fees	711
Other	1,476
Gross expenses	357,810
Expense reductions (See Note 8)	(29)
Management fee waived (See Note 3)	(48,576)
Net expenses	309,205
Net investment income	393,920
Net realized and unrealized gain:
Net realized gain on investments and foreign currency related transactions	3,511,812
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	729,828
Net realized and unrealized gain	4,241,640
Net Increase in Net Assets Resulting From Operations	$4,635,560

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2012
Operations:
Net investment income	$393,920	$686,824
Net realized gain on investments and foreign currency related transactions	3,511,812	1,369,253
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	729,828	6,701,217
Net increase in net assets resulting from operations	4,635,560	8,757,294
Distributions to shareholders from:
Net investment income	—	(946,925)
Net realized gain	—	(794,986)
Total distributions to shareholders	—	(1,741,911)
Capital share transactions (See Note 12):
Proceeds from sales of shares	6,120,507	7,299,524
Reinvestment of distributions	—	1,741,911
Cost of shares reacquired	(9,788,956)	(9,842,915)
Net decrease in net assets resulting from capital share transactions	(3,668,449)	(801,480)
Net increase in net assets	967,111	6,213,903
NET ASSETS:
Beginning of period	$49,130,950	$42,917,047
End of period	$50,098,061	$49,130,950
Undistributed (distributions in excess of) net investment income	$212,038	$(181,882)

See Notes to Financial Statements.	11

Financial Highlights

	Six Months Ended 6/30/ 2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.48		$7.30	$8.76	$7.28	$4.99	$10.83
Investment operations:
Net investment income(a)	.07		.12	.09	.07	.06	.10
Net realized and unrealized gain (loss)	.73		1.37	(1.47)	1.47	2.33	(5.69)
Total from investment operations	.80		1.49	(1.38)	1.54	2.39	(5.59)
Distributions to shareholders from:
Net investment income	—		(.17)	(.08)	(.06)	(.10)	(.05)
Net realized gain	—		(.14)	—	—	—	(.20)
Total distributions	—		(.31)	(.08)	(.06)	(.10)	(.25)
Net asset value, end of period	$9.28		$8.48	$7.30	$8.76	$7.28	$4.99
Total Return(b)	9.43	%(c)	20.38%	(15.72)%	21.22%	47.87%	(51.53)%
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.15%	1.06%
Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.15%	1.06%
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.42%	1.51%	1.41%	1.58%	1.53%
Net investment income	.76	%(c)	1.44%	1.03%	.88%	1.04%	1.31%

Supplemental Data:
Net assets, end of period (000)	$50,098		$49,131	$42,917	$52,631	$44,010	$21,594
Portfolio turnover rate	50.94	%(c)	100.44%	99.73%	86.71%	104.65%	123.71%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

12	See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .56% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $72,148 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$—	$897,714
Net long-term capital gains	—	844,197
Total distributions paid	$—	$1,741,911

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$46,353,342
Gross unrealized gain	5,928,313
Gross unrealized loss	(1,971,276)
Net unrealized security gain	$3,957,037

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$25,526,718	$29,370,697

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$1,873,357	$—	$1,873,357
Total	$1,873,357	$—	$1,873,357

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$1,873,357	$(1,873,357)	$—	$—
Total	$1,873,357	$(1,873,357)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

Notes to Financial Statements (unaudited)(continued)

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013, the Fund and the participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign

Notes to Financial Statements (unaudited)(concluded)

securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund’s performance.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	659,744	913,772
Reinvestment of distributions	—	204,942
Shares reacquired	(1,053,053)	(1,203,276)
Decrease	(393,309)	(84,562)

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	International Opportunities Portfolio	SFIO-PORT-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Mid Cap Stock Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

19	Supplemental Information to Shareholders

Lord Abbett Series Fund — Mid Cap Stock Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report of Lord Abbett Series Fund — Mid Cap Stock Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/13 -
	1/1/13	6/30/13	6/30/13
Class VC
Actual	$1,000.00	$1,142.90	$6.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.11	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	8.83%
Consumer Staples	3.57%
Energy	7.69%
Financials	31.21%
Health Care	11.52%
Industrials	12.81%
Information Technology	10.80%
Materials	6.65%
Utilities	6.28%
Repurchase Agreement	0.64%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.52%

Aerospace & Defense 0.91%
Esterline Technologies Corp.*	52,912	$3,825

Automobiles 0.53%
Harley-Davidson, Inc.	40,700	2,231

Beverages 0.56%
Beam, Inc.	37,100	2,341

Capital Markets 4.43%
Affiliated Managers Group, Inc.*	23,900	3,918
Ares Capital Corp.	262,400	4,513
Lazard Ltd. Class A	53,400	1,717
Raymond James Financial, Inc.	121,800	5,235
TD Ameritrade Holding Corp.	129,000	3,134
Total		18,517

Chemicals 3.10%
Ashland, Inc.	39,800	3,323
Axiall Corp.	71,800	3,057
CF Industries Holdings, Inc.	9,800	1,681
Chemtura Corp.*	145,000	2,943
International Flavors & Fragrances, Inc.	26,300	1,977
Total		12,981

Commercial Banks 9.14%
CIT Group, Inc.*	156,300	7,288
City National Corp.	49,000	3,105
Comerica, Inc.	140,600	5,600
Fifth Third Bancorp	280,000	5,054
M&T Bank Corp.	41,500	4,638
Signature Bank*	23,800	1,976
SunTrust Banks, Inc.	231,400	7,306
Zions Bancorporation	114,100	3,295
Total		38,262

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 0.61%
Tyco International Ltd. (Switzerland)(a)	77,000	$2,537

Computers & Peripherals 1.70%
NCR Corp.*	145,000	4,783
NetApp, Inc.*	61,400	2,320
Total		7,103

Construction & Engineering 2.32%
Jacobs Engineering Group, Inc.*	92,800	5,116
URS Corp.	97,200	4,590
Total		9,706

Containers & Packaging 0.87%
Rock-Tenn Co. Class A	36,626	3,658

Electric: Utilities 3.11%
Edison International	31,800	1,532
ITC Holdings Corp.	24,600	2,246
NV Energy, Inc.	170,000	3,988
PPL Corp.	174,000	5,265
Total		13,031

Electrical Equipment 1.06%
Eaton Corp. plc (Ireland)(a)	67,700	4,455

Electronic Equipment, Instruments & Components 3.39%
Anixter International, Inc.*	74,200	5,625
Arrow Electronics, Inc.*	101,400	4,041
TE Connectivity Ltd. (Switzerland)(a)	99,300	4,522
Total		14,188

Energy Equipment & Services 3.77%
Atwood Oceanics, Inc.*	54,600	2,842
Cameron International Corp.*	34,000	2,079
Nabors Industries Ltd.	137,800	2,110
Rowan Cos., plc Class A*	82,700	2,818

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)
Superior Energy Services, Inc.*	102,400	$2,656
Tidewater, Inc.	57,400	3,270
Total		15,775

Food Products 2.36%
Bunge Ltd.	76,300	5,400
Kellogg Co.	35,500	2,280
Pinnacle Foods, Inc.	91,400	2,207
Total		9,887

Health Care Equipment & Supplies 0.64%
Hologic, Inc.*	139,000	2,683

Health Care Providers & Services 6.38%
CIGNA Corp.	104,100	7,546
Community Health Systems, Inc.	103,700	4,862
DaVita HealthCare Partners, Inc.*	18,000	2,174
Humana, Inc.	51,300	4,329
Laboratory Corp. of America Holdings*	46,600	4,665
Universal Health Services, Inc. Class B	46,900	3,140
Total		26,716

Hotels, Restaurants & Leisure 1.07%
Hyatt Hotels Corp. Class A*	56,000	2,260
Orient-Express Hotels Ltd. Class A*	181,800	2,211
Total		4,471

Household Durables 1.02%
Tupperware Brands Corp.	55,000	4,273

Information Technology Services 1.56%
Fidelity National Information Services, Inc.	152,600	6,537

Investments	Shares	Fair Value (000)
Insurance 9.75%
ACE Ltd. (Switzerland)(a)	49,300	$4,411
Allstate Corp. (The)	88,800	4,273
Brown & Brown, Inc.	78,900	2,544
Everest Re Group Ltd.	37,200	4,771
Hartford Financial Services Group, Inc.	286,600	8,862
Lincoln National Corp.	159,400	5,813
Marsh & McLennan Cos., Inc.	88,500	3,533
XL Group plc (Ireland)(a)	217,500	6,595
Total		40,802

Life Sciences Tools & Services 1.47%
Life Technologies Corp.*	20,200	1,495
PerkinElmer, Inc.	143,000	4,648
Total		6,143

Machinery 4.11%
Dover Corp.	65,000	5,048
IDEX Corp.	72,200	3,885
Kennametal, Inc.	23,500	913
Oshkosh Corp.*	82,000	3,114
Pentair Ltd. Registered Shares (Switzerland)(a)	73,400	4,234
Total		17,194

Media 1.60%
Interpublic Group of Cos., Inc. (The)	459,000	6,678

Metals & Mining 1.99%
Allegheny Technologies, Inc.	136,400	3,589
Reliance Steel & Aluminum Co.	72,000	4,720
Total		8,309

Multi-Line Retail 1.53%
Macy’s, Inc.	133,600	6,413

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value (000)
Multi-Utilities 3.18%
CMS Energy Corp.	177,900	$4,834
PG&E Corp.	47,300	2,163
Sempra Energy	43,200	3,532
Wisconsin Energy Corp.	67,600	2,771
Total		13,300

Oil, Gas & Consumable Fuels 3.93%
Denbury Resources, Inc.*	141,000	2,442
Noble Energy, Inc.	70,600	4,239
QEP Resources, Inc.	97,800	2,717
Range Resources Corp.	34,100	2,636
Southwestern Energy Co.*	58,000	2,119
Tesoro Corp.	43,800	2,292
Total		16,445

Paper & Forest Products 0.70%
International Paper Co.	65,900	2,920

Personal Products 0.66%
Avon Products, Inc.	130,400	2,742

Pharmaceuticals 3.04%
Actavis, Inc.*	50,800	6,412
Mylan, Inc.*	203,300	6,308
Total		12,720

Real Estate Investment Trusts 5.75%
BioMed Realty Trust, Inc.	178,700	3,615
Brandywine Realty Trust	177,900	2,405
Camden Property Trust	28,400	1,964
DDR Corp.	163,000	2,714
Liberty Property Trust	92,300	3,411
Macerich Co. (The)	35,600	2,171
Ventas, Inc.	42,900	2,980
Vornado Realty Trust	37,600	3,115
Weyerhaeuser Co.	58,700	1,672
Total		24,047

Investments	Shares	Fair Value (000)
Real Estate Management & Development 2.20%
Jones Lang LaSalle, Inc.	74,800	$6,817
Realogy Holdings Corp.*	49,500	2,378
Total		9,195

Road & Rail 2.25%
Hertz Global Holdings, Inc.*	191,500	4,749
Ryder System, Inc.	76,700	4,663
Total		9,412

Semiconductors & Semiconductor Equipment 3.10%
Analog Devices, Inc.	101,600	4,578
NVIDIA Corp.	255,000	3,578
NXP Semiconductors NV (Netherlands)*(a)	81,000	2,509
Xilinx, Inc.	57,800	2,290
Total		12,955

Software 1.07%
Adobe Systems, Inc.*	50,600	2,305
Symantec Corp.	96,600	2,171
Total		4,476

Specialty Retail 3.09%
Abercrombie & Fitch Co. Class A	97,500	4,412
Chico’s FAS, Inc.	65,100	1,110
CST Brands, Inc.*	77,498	2,388
Pier 1 Imports, Inc.	130,000	3,054
Tiffany & Co.	27,100	1,974
Total		12,938

Trading Companies & Distributors 1.57%
HD Supply Holdings, Inc.*	100,900	1,896
WESCO International, Inc.*	68,500	4,655
Total		6,551
Total Common Stocks (cost $340,969,786)		416,417

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.64%

Repurchase Agreement
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $2,665,000 of U.S. Treasury Note at 1.50% due 6/30/2016; value: $2,747,852; proceeds: $2,691,765 (cost $2,691,762)	$2,692	$2,692
Total Investments in Securities 100.16% (cost $343,661,548)		419,109
Liabilities in Excess of Other Assets (0.16)%		(665)
Net Assets 100.00%		$418,444

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$416,417	$—	$—	$416,417
Repurchase Agreement	—	2,692	—	2,692
Total	$416,417	$2,692	$—	$419,109

(1)	Refer to note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $343,661,548)	$419,108,513
Receivables:
Investment securities sold	4,187,821
Dividends	537,152
Capital shares sold	132,965
Prepaid expenses	364
Total assets	423,966,815
LIABILITIES:
Payables:
Investment securities purchased	4,239,703
Capital shares reacquired	382,265
Management fee	259,891
Directors’ fees	95,123
Fund administration	13,861
Accrued expenses	531,919
Total liabilities	5,522,762
NET ASSETS	$418,444,053
COMPOSITION OF NET ASSETS:
Paid-in capital	$464,858,794
Undistributed net investment income	785,557
Accumulated net realized loss on investments	(122,647,263)
Net unrealized appreciation on investments	75,446,965
Net Assets	$418,444,053
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	20,286,990
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$20.63

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends (net of foreign withholding taxes of $363)	$3,243,817
Interest	262
Total investment income	3,244,079
Expenses:
Management fee	1,572,987
Shareholder servicing	676,243
Fund administration	83,893
Professional	26,935
Reports to shareholders	23,636
Custody	11,625
Directors’ fees	5,784
Other	4,863
Gross expenses	2,405,966
Expense reductions (See Note 8)	(235)
Net expenses	2,405,731
Net investment income	838,348
Net realized and unrealized gain:
Net realized gain on investments	33,499,913
Net change in unrealized appreciation/depreciation on investments	21,465,491
Net realized and unrealized gain	54,965,404
Net Increase in Net Assets Resulting From Operations	$55,803,752

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2012
Operations:
Net investment income	$838,348	$2,706,415
Net realized gain on investments	33,499,913	42,802,976
Net change in unrealized appreciation/depreciation on investments	21,465,491	10,416,692
Net increase in net assets resulting from operations	55,803,752	55,926,083
Distributions to shareholders from:
Net investment income	—	(2,614,786)
Capital share transactions (See Note 12):
Proceeds from sales of shares	13,797,934	17,338,329
Reinvestment of distributions	—	2,614,786
Cost of shares reacquired	(50,356,393)	(88,069,865)
Net decrease in net assets resulting from capital share transactions	(36,558,459)	(68,116,750)
Net increase (decrease) in net assets	19,245,293	(14,805,453)
NET ASSETS:
Beginning of period	$399,198,760	$414,004,213
End of period	$418,444,053	$399,198,760
Undistributed (distributions in excess of) net investment income	$785,557	$(52,791)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2013		Year Ended 12/31
	(unaudited)		2012	2011	2010	2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$18.05		$15.86	$16.56	$13.26	$10.51		$18.90
Investment operations:
Net investment income(a)	.04		.11	.03	.05	.05		.19
Net realized and unrealized gain (loss)	2.54		2.20	(.69)	3.31	2.76		(7.68)
Total from investment operations	2.58		2.31	(.66)	3.36	2.81		(7.49)
Distributions to shareholders from:
Net investment income	—		(.12)	(.04)	(.06)	(.06)		(.21)
Net realized gain	—		—	—	—	—		(.69)
Total distributions	—		(.12)	(.04)	(.06)	(.06)		(.90)
Net asset value, end of period	$20.63		$18.05	$15.86	$16.56	$13.26		$10.51
Total Return(b)	14.29	%(c)	14.55%	(4.01)%	25.43%	26.62%		(39.36)%
Ratios to Average Net Assets:
Expenses, including expense reductions	.57	%(c)	1.16%	1.17%	1.21%	1.22%		1.15%
Expenses, excluding expense reductions	.57	%(c)	1.16%	1.17%	1.21%	1.22%		1.15%
Net investment income	.20	%(c)	.66%	.20%	.38%	.48%		1.21%

Supplemental Data:
Net assets, end of period (000)	$418,444		$399,199	$414,004	$498,818	$470,627		$537,364
Portfolio turnover rate	34.81	%(c)	65.70%	41.69%	68.22%	112.51	%(d)	30.43%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Includes portfolio securities delivered as a result of redemption in-kind transactions.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Mid Cap Stock Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2009 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of

13

Notes to Financial Statements (unaudited)(continued)

unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2013, the effective management fee was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’

14

Notes to Financial Statements (unaudited)(continued)

accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $650,168 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$—	$2,614,786
Total distributions paid	$—	$2,614,786

As of December 31, 2012, the Fund had a capital loss carryforward of $154,924,423 set to expire in 2017.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$344,662,418
Gross unrealized gain	78,567,235
Gross unrealized loss	(4,121,140)
Net unrealized security gain	$74,446,095

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

15

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$144,498,707	$174,344,357

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,691,762	$—	$2,691,762
Total	$2,691,762	$—	$2,691,762

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$2,691,762	$(2,691,762)	$—	$—
Total	$2,691,762	$(2,691,762)	$—	$—

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in

16

Notes to Financial Statements (unaudited)(continued)

the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

On April 2, 2012, the Fund and certain other funds managed by Lord Abbett (the “participating funds”) entered into an unsecured revolving credit facility (“Facility”) with State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Board considers annual renewal of the Facility under terms that depend on market conditions at the time of the renewal. The amounts available under the Facility are (i) the lesser of either $250,000,000 or 33.33% of total assets per participating fund and (ii) $350,000,000 in the aggregate for all participating funds. The annual fee to maintain the Facility is .09% of the amount available under the Facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Fund’s Statement of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

Effective April 1, 2013, the Fund and the participating funds entered into a short term extension of the Facility through June 30, 2013. Effective July 1, 2013 the Fund and participating funds renewed the Facility through June 30, 2014 under the same terms as described above.

During the six months ended June 30, 2013, a participating fund utilized the Facility and fully repaid its borrowings on June 13, 2013. As of June 30, 2013, there were no loans outstanding pursuant to this Facility.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

17

Notes to Financial Statements (unaudited)(concluded)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	691,476	1,017,059
Reinvestment of distributions	—	143,197
Shares reacquired	(2,525,555)	(5,139,458)
Decrease	(1,834,079)	(3,979,202)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

19

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Mid Cap Stock Portfolio	LASFMCV-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Total Return Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

24	Statement of Assets and Liabilities

25	Statement of Operations

26	Statement of Changes in Net Assets

27	Financial Highlights

28	Notes to Financial Statements

36	Supplemental Information to Shareholders

Lord Abbett Series Fund — Total Return Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Total Return Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	Period†
			1/1/13 -
	1/1/13	6/30/13	6/30/13
Class VC
Actual	$1,000.00	$ 977.90	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.64	$3.21

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Auto	0.56%
Basic Industry	1.23%
Consumer Cyclical	2.68%
Consumer Discretionary	0.77%
Consumer Services	1.27%
Consumer Staples	1.81%
Energy	3.72%
Financial Services	18.64%
Foreign Government	0.35%
Government	45.89%
Health Care	1.02%
Integrated Oils	1.39%
Materials & Processing	3.84%
Municipal	1.47%
Producer Durables	0.73%
Technology	1.37%
Telecommunications	0.24%
Transportation	0.56%
Utilities	2.07%
Repurchase Agreement	10.39%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.36%

Asset-Backed Securities 9.27%

Automobiles 4.70%
Ally Auto Receivables Trust 2010-4 A3	0.91%	11/17/2014	$6	$5,578
Ally Auto Receivables Trust 2011-1 A3	1.38%	1/15/2015	124	124,119
Ally Auto Receivables Trust 2012-1 A2	0.71%	9/15/2014	7	7,198
Ally Auto Receivables Trust 2012-1 A3	0.93%	2/16/2016	125	125,322
Ally Auto Receivables Trust 2012-2 A2	0.56%	10/15/2014	99	99,362
Ally Auto Receivables Trust 2012-2 A3	0.74%	4/15/2016	204	204,217
Ally Auto Receivables Trust 2013-SN1 A2	0.52%	5/20/2015	135	135,003
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	8	7,824
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	197	196,991
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%	10/8/2015	166	165,937
AmeriCredit Automobile Receivables Trust 2012-2 A2	0.76%	10/8/2015	75	74,547
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	116	116,257
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	228	227,927
AmeriCredit Automobile Receivables Trust 2013-1 A2	0.49%	6/8/2016	135	134,898
AmeriCredit Automobile Receivables Trust 2013-3 A2	0.68%	10/11/2016	110	109,914
Bank of America Auto Trust 2012-1 A2	0.59%	11/17/2014	44	44,159
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	95	94,853
CarMax Auto Owner Trust 2010-2 A3	1.41%	2/16/2015	36	36,340
CarMax Auto Owner Trust 2011-1 A3	1.29%	9/15/2015	73	73,477
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	6	5,703
CarMax Auto Owner Trust 2011-3 A3	1.07%	6/15/2016	205	205,763
CarMax Auto Owner Trust 2012-1 A2	0.59%	3/16/2015	70	70,463
CarMax Auto Owner Trust 2012-2 A2	0.64%	5/15/2015	90	90,309
CarMax Auto Owner Trust 2012-3 A2	0.43%	9/15/2015	227	227,257
Ford Credit Auto Lease Trust 2012-A A2	0.63%	4/15/2014	149	148,663
Ford Credit Auto Lease Trust 2012-A A3	0.85%	1/15/2015	100	100,080
Huntington Auto Trust 2012-2 A2	0.38%	9/15/2015	262	261,614
Hyundai Auto Lease Securitization Trust 2012-A A2†	0.68%	1/15/2015	55	55,347

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Hyundai Auto Receivables Trust 2010-B A3	0.97%		4/15/2015	$76	$76,243
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	5	4,849
Nissan Auto Lease Trust 2011-B A3	0.92%		2/16/2015	185	185,569
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%		10/15/2014	9	8,869
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%		3/16/2015	18	17,662
Santander Drive Auto Receivables Trust 2012-1 A2	1.25%		4/15/2015	140	140,281
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	114	113,669
Santander Drive Auto Receivables Trust 2012-3 A2	0.83%		4/15/2015	169	169,143
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	137	137,348
Santander Drive Auto Receivables Trust 2012-AA A2†	0.55%		2/16/2016	270	269,657
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%		9/15/2016	170	169,835
World Omni Automobile Lease Securitization Trust 2011-A A3	1.49%		10/15/2014	47	47,089
Total					4,489,336

Credit Cards 2.12%
Bank of America Credit Card Trust 2007-A6	0.253%	#	9/15/2016	85	84,851
Bank One Issuance Trust 2003-A8	0.443%	#	5/16/2016	100	99,989
Capital One Multi-Asset Execution Trust 2006-A12 A	0.253%	#	7/15/2016	150	149,943
Chase Issuance Trust 2011-A3	0.313%	#	12/15/2015	450	449,766
Chase Issuance Trust 2012-A1	0.293%	#	5/16/2016	425	424,513
Discover Card Execution Note Trust 2011-A1	0.543%	#	8/15/2016	200	200,209
Discover Card Master Trust I 2006-2 A3	0.273%	#	1/19/2016	150	149,992
Discover Card Master Trust I 2007-2 A	0.273%	#	9/15/2016	90	89,928
GE Capital Credit Card Master Note Trust 2011-1 A	0.743%	#	1/15/2017	225	225,396
GE Capital Credit Card Master Note Trust 2011-3 A	0.423%	#	9/15/2016	100	100,000
World Financial Network Credit Card Master Trust 2009-D A	4.66%		5/15/2017	45	45,089
Total					2,019,676

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity 0.62%
Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.353%	#	5/25/2036	$43	$38,357
Home Equity Asset Trust 2006-6 2A2	0.303%	#	11/25/2036	104	103,504
Home Equity Asset Trust 2006-7 2A2	0.303%	#	1/25/2037	174	169,134
Home Equity Asset Trust 2006-8 2A2	0.303%	#	3/25/2037	75	73,563
New Century Home Equity Loan Trust 2005-A A6	4.884%	#	8/25/2035	197	194,447
Option One Mortgage Loan Trust 2005-1 A4	0.593%	#	2/25/2035	16	15,855
Total					594,860

Other 1.83%
Carrington Mortgage Loan Trust 2005-NC3 A1D	0.523%	#	6/25/2035	5	4,634
First Franklin Mortgage Loan Trust 2006-FF17 A4	0.293%	#	12/25/2036	124	122,055
HLSS Servicer Advance Receivables Backed Notes 2012-T2 A2†	1.99%		10/15/2045	100	100,157
HLSS Servicer Advance Receivables Backed Notes 2013-T1 A2†	1.495%		1/16/2046	100	98,788
HLSS Servicer Advance Receivables Backed Notes 2013-T1 B2†	1.744%		1/16/2046	150	148,549
HLSS Servicer Advance Receivables Backed Notes 2013-T1 C1†	1.644%		1/15/2044	100	99,899
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%		5/16/2044	100	99,779
HLSS Servicer Advance Receivables Backed Notes 2013-T2 D2†	2.388%		5/16/2044	100	99,984
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%		5/15/2046	100	98,966
Morgan Stanley ABS Capital I 2006-HE1 A3	0.373%	#	1/25/2036	10	9,820
Nationstar Mortgage Advance Receivable Trust 2013-T1A A1†	1.08%		6/20/2044	100	99,893
Nationstar Mortgage Advance Receivable Trust 2013-T1A B1†	1.379%		6/20/2044	100	99,893
Nationstar Mortgage Advance Receivable Trust 2013-T1A D1†	2.239%		6/20/2044	100	99,893
Nationstar Mortgage Advance Receivable Trust 2013-T3A A3†	2.438%		6/20/2048	100	99,139
Saxon Asset Securities Trust 2006-3 A2	0.303%	#	10/25/2046	4	4,283
SLM Student Loan Trust 2006-2 A5	0.386%	#	7/25/2025	200	195,742
SLM Student Loan Trust 2010-A 2A†	3.443%	#	5/16/2044	78	80,391

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SLM Student Loan Trust 2011-1 A1	0.713%	#	3/25/2026	$73	$72,891
Structured Asset Securities Corp. 2006-GEL3 A2†	0.423%	#	7/25/2036	15	14,900
Structured Asset Securities Corp. 2007-BC2 A3	0.323%	#	3/25/2037	100	95,892
Total					1,745,548
Total Asset-Backed Securities (cost $8,858,650)					8,849,420

Corporate Bonds 37.93%

Aerospace/Defense 0.01%
Embraer SA (Brazil)(a)	5.15%		6/15/2022	10	10,050

Apparel 0.48%
J. Crew Group, Inc.	8.125%		3/1/2019	142	149,810
PVH Corp.	7.75%		11/15/2023	266	306,939
Total					456,749

Auto Parts: Original Equipment 0.26%
BorgWarner, Inc.	8.00%		10/1/2019	174	219,822
International Automotive Components Group SA (Luxembourg)†(a)	9.125%		6/1/2018	30	30,150
Total					249,972

Auto: Replacement Parts 0.02%
LKQ Corp.†	4.75%		5/15/2023	20	19,150

Auto: Trucks & Parts 0.09%
Commercial Vehicle Group, Inc.	7.875%		4/15/2019	86	86,538

Automotive 0.31%
Ford Motor Co.	6.375%		2/1/2029	40	42,591
Ford Motor Co.	6.625%		10/1/2028	9	9,857
Ford Motor Co.	7.45%		7/16/2031	202	242,847
Total					295,295

Banks: Diversified 2.72%
Bank of America Corp.	5.375%		6/15/2014	125	129,702
Bank of America Corp.	5.625%		7/1/2020	70	77,180
Bank of America Corp.	5.875%		1/5/2021	170	191,627
Bank of America Corp.	7.625%		6/1/2019	275	330,892
Citigroup, Inc.	8.50%		5/22/2019	176	222,031
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%		10/14/2015	280	287,504
Goldman Sachs Group, Inc. (The)	5.25%		7/27/2021	72	77,160

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Goldman Sachs Group, Inc. (The)	5.95%	1/15/2027	$175	$180,364
JPMorgan Chase & Co.	4.35%	8/15/2021	170	177,399
JPMorgan Chase & Co.	4.50%	1/24/2022	30	31,469
Lloyds TSB Bank plc (United Kingdom)†(a)	6.50%	9/14/2020	102	108,901
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	100	105,972
Morgan Stanley	4.10%	5/22/2023	150	138,863
Morgan Stanley	5.50%	7/28/2021	64	68,453
Morgan Stanley	7.30%	5/13/2019	150	174,454
Regions Financial Corp.	7.75%	11/10/2014	8	8,647
Royal Bank of Canada (Canada)(a)	1.20%	9/19/2017	290	283,230
Total				2,593,848

Banks: Money Center 0.69%
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	200	195,500
Huntington Bancshares, Inc.	7.00%	12/15/2020	110	131,443
SVB Financial Group	5.375%	9/15/2020	161	176,745
Zions Bancorporation	4.50%	6/13/2023	118	116,386
Zions Bancorporation	4.50%	3/27/2017	40	42,338
Total				662,412

Beverages 0.96%
Anheuser-Busch InBev Worldwide, Inc.	8.20%	1/15/2039	139	204,552
Central American Bottling Corp.†	6.75%	2/9/2022	6	6,330
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	60	58,350
Cott Beverages, Inc.	8.375%	11/15/2017	75	79,406
Fomento Economico Mexicano SAB de CV (Mexico)(a)	2.875%	5/10/2023	150	136,563
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	262,653
Pernod Ricard SA (France)†(a)	5.75%	4/7/2021	150	166,899
Total				914,753

Biotechnology Research & Production 0.68%
Amgen, Inc.	6.40%	2/1/2039	253	292,422
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	224	235,528
Life Technologies Corp.	6.00%	3/1/2020	105	118,454
Total				646,404

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers 0.46%
Jefferies Group, Inc.	6.875%	4/15/2021	$50	$55,240
Raymond James Financial, Inc.	8.60%	8/15/2019	310	385,957
Total				441,197

Building Materials 0.95%
Building Materials Corp. of America†	7.00%	2/15/2020	22	23,540
Owens Corning, Inc.	9.00%	6/15/2019	295	362,614
Voto-Votorantim Ltd. (Brazil)†(a)	6.75%	4/5/2021	200	214,000
Votorantim Cimentos SA (Brazil)†(a)	7.25%	4/5/2041	200	195,000
Votorantim Overseas IV (Brazil)†(a)	7.75%	6/24/2020	100	112,250
Total				907,404

Business Services 0.48%
Expedia, Inc.	5.95%	8/15/2020	51	54,203
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	46	47,897
Iron Mountain, Inc.	8.00%	6/15/2020	55	57,486
Iron Mountain, Inc.	8.375%	8/15/2021	180	192,375
Verisk Analytics, Inc.	4.125%	9/12/2022	85	84,621
Verisk Analytics, Inc.	4.875%	1/15/2019	13	13,948
Verisk Analytics, Inc.	5.80%	5/1/2021	3	3,317
Total				453,847

Cable Services 0.35%
Time Warner Cable, Inc.	6.55%	5/1/2037	125	125,556
Time Warner Cable, Inc.	7.30%	7/1/2038	194	211,471
Total				337,027

Chemicals 1.56%
Airgas, Inc.	7.125%	10/1/2018	175	183,549
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	230	291,792
Braskem America Finance Co.†	7.125%	7/22/2041	200	190,250
CF Industries, Inc.	7.125%	5/1/2020	225	269,556
Methanex Corp. (Canada)(a)	5.25%	3/1/2022	225	236,268
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	157	168,872
NewMarket Corp.	4.10%	12/15/2022	135	131,047
Yara International ASA (Norway)†(a)	5.25%	12/15/2014	15	15,800
Total				1,487,134

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications Technology 0.09%
Juniper Networks, Inc.	4.60%	3/15/2021	$83	$85,308

Computer Hardware 0.32%
Hewlett-Packard Co.	6.125%	3/1/2014	300	310,208

Computer Software 0.50%
Autodesk, Inc.	3.60%	12/15/2022	150	143,453
Netflix, Inc.†	5.375%	2/1/2021	95	95,000
SunGard Data Systems, Inc.	7.375%	11/15/2018	225	238,500
Total				476,953

ConsumerProducts 0.24%
Tupperware Brands Corp.	4.75%	6/1/2021	225	228,566

Containers 0.53%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	175	166,250
Rock-Tenn Co.	4.90%	3/1/2022	327	337,622
Total				503,872

Copper 0.05%
Southern Copper Corp.	5.25%	11/8/2042	63	52,011

Data Product, Equipment & Communications 0.28%
Fidelity National Information Services, Inc.	5.00%	3/15/2022	200	201,500
Total System Services, Inc.	3.75%	6/1/2023	75	69,779
Total				271,279

Diversified 0.04%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.375%	10/1/2017	35	35,875

Electric: Power 1.80%
Black Hills Corp.	9.00%	5/15/2014	153	162,879
CEZ AS (Czech Republic)†(a)	4.25%	4/3/2022	100	99,730
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	56	65,272
Elwood Energy LLC	8.159%	7/5/2026	87	91,558
Entergy Corp.	5.125%	9/15/2020	492	516,773
Indiantown Cogeneration LP	9.77%	12/15/2020	71	76,957
National Fuel Gas Co.	8.75%	5/1/2019	125	157,155
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	15	16,059
Oncor Electric Delivery Co. LLC	7.50%	9/1/2038	28	38,046

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	$325	$356,978
Red Oak Power LLC	8.54%	11/30/2019	111	117,005
Texas-New Mexico Power Co.†	9.50%	4/1/2019	12	15,984
Total				1,714,396

Electrical: Household 0.07%
Energizer Holdings, Inc.	4.70%	5/19/2021	66	67,113

Electronics 0.30%
Jabil Circuit, Inc.	5.625%	12/15/2020	74	76,960
PerkinElmer, Inc.	5.00%	11/15/2021	200	208,487
Total				285,447

Electronics: Semi-Conductors/Components 0.17%
KLA-Tencor Corp.	6.90%	5/1/2018	140	163,146

Energy Equipment & Services 0.80%
Cameron International Corp.	7.00%	7/15/2038	67	81,177
Energy Transfer Partners LP	6.125%	2/15/2017	58	65,359
Energy Transfer Partners LP	6.625%	10/15/2036	30	32,443
Energy Transfer Partners LP	7.50%	7/1/2038	80	93,788
Energy Transfer Partners LP	9.00%	4/15/2019	160	203,795
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	270	289,779
Total				766,341

Engineering & Contracting Services 0.15%
Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	3	2,497
URS Corp.†	5.50%	4/1/2022	135	139,544
Total				142,041

Entertainment 0.42%
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	374	398,778

Fertilizers 0.11%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	90	108,971

Financial Services 1.97%
Associates Corp. of North America	6.95%	11/1/2018	114	135,164
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	125	120,980
General Electric Capital Corp.	6.75%	3/15/2032	85	102,206
General Electric Capital Corp.	6.875%	1/10/2039	446	551,479
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	409	486,288

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Marsh & McLennan Cos., Inc.	9.25%		4/15/2019	$50	$65,488
Merrill Lynch & Co., Inc.	5.70%		5/2/2017	25	26,947
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%		6/15/2019	37	40,145
Scottrade Financial Services, Inc.†	6.125%		7/11/2021	155	151,849
Western Union Co. (The)	2.875%		12/10/2017	197	197,711
Total					1,878,257

Financial: Miscellaneous 0.86%
Compagnie de Financement Foncier SA (France)†(a)	1.026%	#	4/17/2014	100	100,381
NASDAQ OMX Group, Inc. (The)	5.25%		1/16/2018	76	81,673
NASDAQ OMX Group, Inc. (The)	5.55%		1/15/2020	245	260,940
SLM Corp.	8.45%		6/15/2018	337	375,755
Total					818,749

Food 0.90%
Alicorp SAA (Peru)†(a)	3.875%		3/20/2023	150	139,125
Cencosud SA (Chile)†(a)	4.875%		1/20/2023	200	197,058
Cosan Luxembourg SA (Luxembourg)†(a)	5.00%		3/14/2023	200	190,500
Flowers Foods, Inc.	4.375%		4/1/2022	65	63,709
Minerva Luxembourg SA (Luxembourg)†(a)	7.75%		1/31/2023	220	219,450
Mondelez International, Inc.	6.50%		11/1/2031	45	52,429
Total					862,271

Gaming 0.03%
CCM Merger, Inc.†	9.125%		5/1/2019	25	26,250

Health Care Products 0.24%
Hanger, Inc.	7.125%		11/15/2018	100	107,500
Mallinckrodt International Finance SA†	4.75%		4/15/2023	128	122,168
Total					229,668

Health Care Services 0.21%
Centene Corp.	5.75%		6/1/2017	29	30,523
Dignity Health	4.50%		11/1/2042	50	44,063
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%		2/1/2018	114	121,410
Total					195,996

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.12%
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	$111	$114,330

Industrial Products 0.33%
KOC Holding AS (Turkey)†(a)	3.50%	4/24/2020	200	175,000
Mueller Water Products, Inc.	7.375%	6/1/2017	132	135,960
Total				310,960

Insurance 0.48%
CNO Financial Group, Inc.†	6.375%	10/1/2020	159	169,732
Fidelity National Financial, Inc.	6.60%	5/15/2017	75	83,200
Markel Corp.	7.125%	9/30/2019	142	168,720
Willis North America, Inc.	7.00%	9/29/2019	32	36,800
Total				458,452

Investment Management Companies 0.43%
Lazard Group LLC	6.85%	6/15/2017	180	201,513
Lazard Group LLC	7.125%	5/15/2015	146	158,606
Oaktree Capital Management LP†	6.75%	12/2/2019	40	46,690
Total				406,809

Leasing 0.09%
Penske Truck Leasing Co. LP/PTL Finance Corp.†	4.25%	1/17/2023	85	84,189

Leisure 0.60%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	192	227,566
Easton-Bell Sports, Inc.	9.75%	12/1/2016	176	188,762
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	35	34,475
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	109	118,810
Total				569,613

Lodging 0.42%
Host Hotels & Resorts LP	5.25%	3/15/2022	165	171,228
Hyatt Hotels Corp.†	6.875%	8/15/2019	130	152,455
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	75	72,937
Total				396,620

Machinery: Agricultural 0.32%
Lorillard Tobacco Co.	8.125%	6/23/2019	150	184,031
Lorillard Tobacco Co.	8.125%	5/1/2040	105	124,966
Total				308,997

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty 0.03%
Cummins, Inc.	7.125%	3/1/2028	$25	$30,787

Machinery: Oil Well Equipment & Services 0.11%
National Oilwell Varco, Inc.	6.125%	8/15/2015	42	42,051
Pride International, Inc.	8.50%	6/15/2019	50	63,669
Total				105,720

Manufacturing 0.21%
Hillenbrand, Inc.	5.50%	7/15/2020	125	132,438
J.B. Poindexter & Co., Inc.†	9.00%	4/1/2022	64	67,520
Total				199,958

Materials & Commodities 0.15%
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	138	147,315

Media 1.22%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	5.00%	3/1/2021	114	120,273
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	300	304,500
Interpublic Group of Cos., Inc. (The)	4.00%	3/15/2022	150	144,085
News America, Inc.	6.20%	12/15/2034	100	109,656
News America, Inc.	6.90%	8/15/2039	155	182,894
Time Warner, Inc.	7.625%	4/15/2031	204	257,836
Videotron Ltee (Canada)(a)	9.125%	4/15/2018	47	49,409
Total				1,168,653

Metal Fabricating 0.10%
Severstal Columbus LLC	10.25%	2/15/2018	90	93,713

Metals & Minerals: Miscellaneous 0.91%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2019	275	347,351
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	113	93,725
Barrick Gold Corp. (Canada)†(a)	4.10%	5/1/2023	153	128,073
Compass Minerals International, Inc.	8.00%	6/1/2019	45	48,150
KGHM International Ltd. (Canada)†(a)	7.75%	6/15/2019	35	35,700
Newcrest Finance Pty Ltd. (Australia)†(a)	4.45%	11/15/2021	64	57,532
Volcan Cia Minera SAA (Peru)†(a)	5.375%	2/2/2022	160	158,000
Total				868,531

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.08%
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	$2	$2,182
Spectra Energy Capital LLC	5.50%	3/1/2014	4	4,117
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	52	69,814
Total				76,113

Oil 1.99%
Antero Resources Finance Corp.	7.25%	8/1/2019	37	38,758
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	75	76,875
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	210	253,760
Chaparral Energy, Inc.	7.625%	11/15/2022	50	51,250
Concho Resources, Inc.	5.50%	4/1/2023	60	59,400
Continental Resources, Inc.†	4.50%	4/15/2023	50	48,688
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	175	181,125
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	106	115,540
McMoRan Exploration Co.	11.875%	11/15/2014	35	36,404
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	125	121,875
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	36	35,865
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	250	326,199
SEACOR Holdings, Inc.	7.375%	10/1/2019	95	100,354
SM Energy Co.	6.50%	1/1/2023	85	89,675
Valero Energy Corp.	10.50%	3/15/2039	51	76,730
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	225	287,329
Total				1,899,827

Oil: Crude Producers 1.57%
Enbridge Energy Partners LP	9.875%	3/1/2019	175	228,807
Enogex LLC†	6.875%	7/15/2014	13	13,549
Enterprise Products Operating LLC	7.55%	4/15/2038	248	316,633
Kerr-McGee Corp.	7.125%	10/15/2027	55	61,531
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	54	56,965
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	252	264,163
Pacific Rubiales Energy Corp. (Canada)†(a)	5.125%	3/28/2023	250	237,500
Plains Exploration & Production Co.	6.125%	6/15/2019	110	116,760
Regency Energy Partners LP/Regency Energy Finance Corp.†	4.50%	11/1/2023	25	22,687
Regency Energy Partners LP/Regency Energy Finance Corp.	6.875%	12/1/2018	25	26,437

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Ruby Pipeline LLC†	6.00%	4/1/2022	$146	$156,164
Southeast Supply Header LLC†	4.85%	8/15/2014	2	2,066
Total				1,503,262

Oil: Integrated Domestic 0.26%
Kinder Morgan Energy Partners LP	6.95%	1/15/2038	30	35,582
Rowan Cos., Inc.	7.875%	8/1/2019	177	213,063
Total				248,645

Oil: Integrated International 1.44%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	500	477,234
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	2	2,039
Petrohawk Energy Corp.	7.25%	8/15/2018	250	273,375
Petrohawk Energy Corp.	7.875%	6/1/2015	2	2,044
Petrohawk Energy Corp.	10.50%	8/1/2014	95	100,083
Transocean, Inc.	2.50%	10/15/2017	90	89,031
Transocean, Inc.	6.375%	12/15/2021	80	90,066
Weatherford International Ltd.	4.50%	4/15/2022	11	10,895
Weatherford International Ltd.	9.625%	3/1/2019	75	94,924
Weatherford International Ltd.	9.875%	3/1/2039	175	239,010
Total				1,378,701

Paper & Forest Products 0.87%
Clearwater Paper Corp.	7.125%	11/1/2018	105	112,875
Georgia-Pacific LLC	8.875%	5/15/2031	352	492,976
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	35	36,531
Plum Creek Timberlands LP	4.70%	3/15/2021	171	177,212
West Fraser Timber Co. Ltd. (Canada)†(a)	5.20%	10/15/2014	10	10,525
Total				830,119

Plastics 0.14%
Plastipak Holdings, Inc.†	10.625%	8/15/2019	123	135,915

Real Estate Investment Trusts 1.10%
American Tower Corp.	5.05%	9/1/2020	115	121,034
Corrections Corp. of America†	4.125%	4/1/2020	24	23,520
DDR Corp.	5.50%	5/1/2015	25	26,764
EPR Properties	5.25%	7/15/2023	150	145,962
EPR Properties	7.75%	7/15/2020	197	224,672
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	250	280,263

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP	6.625%	6/1/2020	$130	$147,873
Weyerhaeuser Co.	7.375%	10/1/2019	65	76,862
Total				1,046,950

Retail 1.19%
CDR DB Sub, Inc.†	7.75%	10/15/2020	121	121,908
Dollar General Corp.	3.25%	4/15/2023	85	77,781
Family Dollar Stores, Inc.	5.00%	2/1/2021	225	231,519
QVC, Inc.†	7.375%	10/15/2020	647	706,147
Total				1,137,355

Retail: Specialty 0.22%
Rite Aid Corp.	9.50%	6/15/2017	199	206,771

Savings & Loan 0.33%
First Niagara Financial Group, Inc.	7.25%	12/15/2021	277	319,038

Security Services 0.33%
ADT Corp. (The)	4.125%	6/15/2023	339	319,948

Steel 0.69%
Allegheny Ludlum Corp.	6.95%	12/15/2025	75	81,161
Allegheny Technologies, Inc.	9.375%	6/1/2019	105	129,719
Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	4.45%	3/19/2018	200	190,000
Valmont Industries, Inc.	6.625%	4/20/2020	224	255,767
Total				656,647

Telecommunications 0.30%
Consolidated Communications Finance Co.	10.875%	6/1/2020	36	40,860
DigitalGlobe, Inc.†	5.25%	2/1/2021	55	53,075
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	200	190,552
Total				284,487

Tobacco 0.36%
Altria Group, Inc.	9.95%	11/10/2038	231	342,883

Transportation: Miscellaneous 0.60%
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	22	25,025
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	1/15/2017	150	161,250

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	$1	$882
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	361	382,247
Total				569,404

Utilities 0.43%
Public Service Co. of New Mexico	7.95%	5/15/2018	179	215,347
Williams Cos., Inc. (The)	8.75%	3/15/2032	152	193,302
Total				408,649

Utilities: Electrical 0.31%
Calpine Corp.†	7.875%	1/15/2023	119	128,520
Otter Tail Corp.	9.00%	12/15/2016	15	17,422
Tennessee Valley Authority	3.50%	12/15/2042	180	151,769
Total				297,711

Wholesale 0.10%
Glencore Funding LLC†	2.50%	1/15/2019	103	93,303
Total Corporate Bonds (cost $37,278,011)				36,203,651

FOREIGN GOVERNMENT OBLIGATIONS 0.98%

Bermuda 0.32%
Bermuda Government†	4.138%	1/3/2023	200	198,000
Bermuda Government†	5.603%	7/20/2020	100	109,000
Total				307,000

Brazil 0.06%
Federal Republic of Brazil(a)	8.25%	1/20/2034	40	53,200

Indonesia 0.20%
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	200	194,500

Panama 0.08%
Republic of Panama(a)	6.70%	1/26/2036	64	74,720

Philippines 0.07%
Republic of Philippines(a)	7.50%	9/25/2024	50	64,375

Turkey 0.22%
Republic of Turkey(a)	5.625%	3/30/2021	200	214,500

Venezuela 0.03%
Republic of Venezuela(a)	9.375%	1/13/2034	31	25,497
Total Foreign Government Obligations (cost $1,011,771)				933,792

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES BONDS 1.10%
Federal Home Loan Mortgage Corp.	0.875%	3/7/2018	$115	$111,410
Federal Home Loan Mortgage Corp.	2.375%	1/13/2022	964	938,587
Total Government Sponsored Enterprises Bonds (cost $1,049,739)				1,049,997

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.35%
Federal Home Loan Mortgage Corp.(b)	3.00%	TBA	2,780	2,850,043
Federal Home Loan Mortgage Corp.(b)	3.50%	TBA	1,695	1,717,247
Federal Home Loan Mortgage Corp.	5.00%	9/1/2020 - 6/1/2026	232	248,210
Federal National Mortgage Assoc.(b)	3.00%	TBA	1,160	1,133,719
Federal National Mortgage Assoc.(b)	3.50%	TBA	1,900	1,929,391
Federal National Mortgage Assoc.	4.50%	11/1/2018	397	422,540
Federal National Mortgage Assoc.(b)	5.50%	TBA	8,490	9,216,959
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 2/1/2038	970	1,062,655
Federal National Mortgage Assoc.	6.00%	11/1/2036	28	30,311
Government National Mortgage Assoc.(b)	3.50%	TBA	930	954,267
Government National Mortgage Assoc.(b)	4.00%	TBA	770	806,455
Total Government Sponsored Enterprises Pass-Throughs (cost $20,361,746)				20,371,797

MUNICIPAL BONDS 1.80%

Education 0.12%
University of California Brd	6.27%	5/15/2031	100	109,408

Other Revenue 1.11%
Chicago, IL	6.845%	1/1/2038	185	202,444
Dallas Convention Center Hotel	7.088%	1/1/2042	40	47,197
Miami Dade Cnty, FL	6.91%	7/1/2039	65	71,716
Nashville & Davidson Cnty, TN	6.731%	7/1/2043	40	46,499
New York City	6.646%	12/1/2031	50	57,238
San Diego Cnty Regl Arpt Auth	6.628%	7/1/2040	260	288,119
Southern California Metro Wtr	6.538%	7/1/2039	110	123,134
Southern California Metro Wtr	6.947%	7/1/2040	50	58,580
Univ of Massachusetts Bldg Auth	6.573%	5/1/2039	145	164,536
Total				1,059,463

Transportation 0.22%
Clark Cnty Arpt Dept of Avia	6.881%	7/1/2042	115	128,351
Metropolitan Washington Arpt	7.462%	10/1/2046	70	81,207
Total				209,558

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.35%
Los Angeles Dept Wtr & Pwr, CA	7.003%		7/1/2041	$30	$33,548
Municipal Elec Auth of Georgia	7.055%		4/1/2057	27	26,614
New York City Wtr & Swr Sys	5.79%		6/15/2041	45	49,672
New York City Wtr & Swr Sys	6.282%		6/15/2042	25	28,540
New York City Wtr & Swr Sys	6.491%		6/15/2042	80	91,672
San Francisco Pub Util Comm, CA	6.00%		11/1/2040	45	51,070
San Francisco Pub Util Comm, CA	6.00%		11/1/2040	50	56,907
Total					338,023
Total Municipal Bonds (cost $1,768,928)					1,716,452

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.03%
Banc of America Funding Corp. 2007-6 A1	0.483%	#	7/25/2037	17	13,787
Bear Stearns ALT-A Trust 2004-8 1A	0.893%	#	9/25/2034	175	166,755
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.877%	#	9/11/2038	13	12,781
Commercial Mortgage Pass-Through Certificates 2013-LC6 AM	3.282%		1/10/2046	270	254,349
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%		3/10/2031	355	320,869
Credit Suisse Mortgage Capital Certificates 2013-TH1 A1†	2.13%		2/25/2043	96	90,388
Federal Home Loan Mortgage Corp. 2012-K20 C†	4.004%	#	5/25/2045	280	229,332
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.483%	#	5/25/2045	200	188,818
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	3	3,443
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	3	2,895
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	170	179,682
GS Mortgage Securities Corp. II 2012-GCJ9 B†	3.747%		11/10/2045	115	107,370
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	5	5,258
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.081%	#	6/15/2038	240	262,191
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	40	43,031
LB-UBS Commercial Mortgage Trust 2007-C2 G†	5.879%		2/15/2040	500	40,687
MASTR Asset Securitization Trust 2006-3 1A3	6.00%		10/25/2036	25	23,623
MASTR Asset Securitization Trust 2006-3 1A8	6.00%		10/25/2036	21	20,312
Merrill Lynch Mortgage Investors, Inc. 2006-AF2 AF1	6.25%		10/25/2036	50	45,914
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 C	4.328%	#	2/15/2046	45	42,189

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust 2012-5 A	2.50%		11/25/2042	$89	$85,796
Sequoia Mortgage Trust 2012-6 A2	1.808%		12/25/2042	91	85,035
Sequoia Mortgage Trust 2013-1 2A1	1.855%		2/25/2043	85	77,502
Sequoia Mortgage Trust 2013-2 A1	1.874%		2/25/2043	119	107,273
Springleaf Mortgage Loan Trust 2012-3A A†	1.57%		12/25/2059	169	169,693
Springleaf Mortgage Loan Trust 2013-1A A†	1.27%		6/25/2058	163	163,583
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	21	21,495
UBS-BAMLL Trust 2012-WRM E†	4.379%	#	6/10/2030	100	84,475
UBS-Barclays Commercial Mortgage Trust 2012-C2 D†	5.05%	#	5/10/2063	55	51,774
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%		8/10/2049	200	196,520
UBS-Citigroup Commercial Mortgage Trust 2011-C1 C†	6.071%	#	1/10/2045	100	108,793
UBS-Citigroup Commercial Mortgage Trust 2011-C1 D†	6.071%	#	1/10/2045	100	102,613
VNO Mortgage Trust 2012-6AVE E†	3.448%	#	11/15/2030	100	87,135
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	6	5,919
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.80%	#	3/18/2028	370	332,363
WF-RBS Commercial Mortgage Trust 2012-C6 AS	3.835%		4/15/2045	85	84,694
WF-RBS Commercial Mortgage Trust 2012-C7 D†	5.005%	#	6/15/2045	30	28,136
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,099,249)					3,846,473

U.S. TREASURY OBLIGATIONS 22.90%
U.S. Treasury Bond	3.125%		2/15/2043	2,834	2,646,026
U.S. Treasury Note	0.25%		4/15/2016	2,521	2,497,071
U.S. Treasury Note	0.375%		3/15/2015	7,514	7,523,393
U.S. Treasury Note	1.00%		5/31/2018	7,799	7,665,567
U.S. Treasury Note	1.375%		6/30/2018	1,354	1,352,104
U.S. Treasury Note	1.75%		5/15/2023	187	175,152
Total U.S. Treasury Obligations (cost $22,070,933)					21,859,313
Total Long-Term Investments (cost $96,499,027)					94,830,895

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 23.23%

Corporate Bond 0.13%

Health Care Products
HCA, Inc. (cost $125,200)	6.75%	7/15/2013	$125	$125,125

U.S. Treasury Obligations 10.36%
U.S. Treasury Note	0.125%	12/31/2013	3,889	3,889,229
U.S. Treasury Note	0.375%	7/31/2013	6,000	6,001,638
Total U.S. Treasury Obligations (cost $9,890,606)				9,890,867

Repurchase Agreement 12.74%
Repurchase Agreement dated 6/28/2013, 0.01% due 7/1/2013 with Fixed Income Clearing Corp. collateralized by $10,945,000 of U.S. Treasury Note at 5.125% due 5/15/2016; value: $12,408,894; proceeds: $12,161,403 (cost $12,161,393)	0.01%	7/1/2013	12,161	12,161,393
Total Short-Term Investments (cost $22,177,199)				22,177,385
Total Investments in Securities 122.59% (cost $118,676,226)				117,008,280
Liabilities in Excess of Other Assets (22.59%)				(21,563,702)
Net Assets 100.00%				$95,444,578

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2013.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$8,849,420	$—	$8,849,420
Corporate Bonds	—	36,328,776	—	36,328,776
Foreign Government Obligations	—	933,792	—	933,792
Government Sponsored Enterprises Bonds	—	1,049,997	—	1,049,997
Government Sponsored Enterprises
Pass-Throughs	—	20,371,797	—	20,371,797
Municipal Bonds	—	1,716,452	—	1,716,452
Non-Agency Commercial
Mortgage-Backed Securities	—	3,846,473	—	3,846,473
U.S. Treasury Obligations	—	31,750,180	—	31,750,180
Repurchase Agreement	—	12,161,393	—	12,161,393
Total	$—	$117,008,280	$—	$117,008,280

(1)	Refer to Note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	23

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $106,514,833)	$104,846,887
Repurchase agreement, at fair value (cost $12,161,393)	12,161,393
Receivables:
Investment securities sold	17,803,614
Interest	682,862
Capital shares sold	507,646
From advisor (See Note 3)	22,870
Total assets	136,025,272
LIABILITIES:
Payables:
Investment securities purchased	40,449,609
Management fee	34,060
Fund administration	3,028
Directors’ fees	1,006
Capital shares reacquired	35
Accrued expenses	92,956
Total liabilities	40,580,694
NET ASSETS	$95,444,578
COMPOSITION OF NET ASSETS:
Paid-in capital	$97,057,106
Undistributed net investment income	599,319
Accumulated net realized loss on investments	(543,901)
Net unrealized depreciation on investments	(1,667,946)
Net Assets	$95,444,578
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,833,107
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.36

24	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Interest and other	$827,784
Total investment income	827,784
Expenses:
Management fee	162,450
Shareholder servicing	129,041
Professional	22,540
Fund administration	14,440
Reports to shareholders	10,743
Custody	6,936
Directors’ fees	820
Other	1,286
Gross expenses	348,256
Expense reductions (See Note 8)	(43)
Management fee waived (See Note 3)	(117,173)
Net expenses	231,040
Net investment income	596,744
Net realized and unrealized loss:
Net realized loss on investments	(408,537)
Net change in unrealized appreciation/depreciation on investments	(2,390,786)
Net realized and unrealized loss	(2,799,323)
Net Decrease in Net Assets Resulting From Operations	$(2,202,579)

See Notes to Financial Statements.	25

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2013 (unaudited)	For the Year Ended December 31, 2012
Operations:
Net investment income	$596,744	$498,700
Net realized gain (loss) on investments	(408,537)	524,737
Net change in unrealized appreciation/depreciation on investments	(2,390,786)	586,310
Net increase (decrease) in net assets resulting from operations	(2,202,579)	1,609,747
Distributions to shareholders from:
Net investment income	—	(854,408)
Net realized gain	—	(311,155)
Total distributions to shareholders	—	(1,165,563)
Capital share transactions (See Note 11):
Proceeds from sales of shares	47,494,287	36,234,291
Reinvestment of distributions	—	1,165,563
Cost of shares reacquired	(86,488)	(482,853)
Net increase in net assets resulting from capital share transactions	47,407,799	36,917,001
Net increase in net assets	45,205,220	37,361,185
NET ASSETS:
Beginning of period	$50,239,358	$12,878,173
End of period	$95,444,578	$50,239,358
Undistributed net investment income	$599,319	$2,575

26	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended				4/16/2010(a)
	6/30/2013		Year Ended 12/31		to
	(unaudited)		2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$16.73		$16.06	$15.28	$15.00
Investment operations:
Net investment income(b)					.01
Net realized and unrealized gain					.06
Total from investment operations					.07
Net asset value on SEC Effective Date, 5/1/2010					$15.07
Investment operations:
Net investment income(b)	.14		.31	.40	.29
Net realized and unrealized gain (loss)	(.51)		.78	.95	.44
Total from investment operations	(.37)		1.09	1.35	.73
Distributions to shareholders from:
Net investment income	—		(.30)	(.34)	(.26)
Net realized gain	—		(.12)	(.23)	(.26)
Total distributions	—		(.42)	(.57)	(.52)
Net asset value, end of period	$16.36		$16.73	$16.06	$15.28
Total Return(c)					5.39	%(d)(e)
Total Return(c)	(2.21	)%(d)	6.82%	8.77%	4.90	%(d)(f)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.64%	.64%	.64	%(g)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.64%	.64%	.64	%(g)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.48	%(d)	1.16%	1.95%	6.98	%(g)
Net investment income	.82	%(d)	1.85%	2.48%	2.71	%(g)

Supplemental Data:
Net assets, end of period (000)	$95,445		$50,239	$12,878	$2,257
Portfolio turnover rate	353.28	%(d)	588.93%	645.34%	440.61%
(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/2010 through 12/31/2010.
(f)	Total return for the period 5/1/2010 through 12/31/2010.
(g)	Annualized.

See Notes to Financial Statements.	27

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“the Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Financial Statements (unaudited)(continued)

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal period ended December 31, 2010 through December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized loss on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Financial Statements (unaudited)(continued)

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(j)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

	•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

	•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2013, the effective management fee, net of waivers, was at an annualized rate of .12% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .64%. This agreement may be terminated only by the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to ..25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund incurred expenses of $126,350 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with

Notes to Financial Statements (unaudited)(continued)

federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$ —	$1,161,465
Net long-term capital gains	—	4,098
Total distributions paid	$ —	$1,165,563

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$118,851,513
Gross unrealized gain	222,038
Gross unrealized loss	(2,065,271)
Net unrealized security loss	$(1,843,233)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$266,470,673	$47,486,859	$243,858,315	$20,858,751

*	Includes U.S. Government sponsored enterprises securities.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. In addition, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”), specifying which transactions are subject to disclosures about offsetting.

Notes to Financial Statements (unaudited)(continued)

The following tables illustrate gross and net information about recognized assets eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as cash collateral, through a single payment in the event of default on or termination of any one contract:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$12,161,393	$ —	$12,161,393
Total	$12,161,393	$ —	$12,161,393

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instrument Collateral(a)	Cash Collateral Received(a)	Net Amount(b)
State Street Bank & Trust	$12,161,393	$(12,161,393)	$ —	$ —
Total	$12,161,393	$(12,161,393)	$ —	$ —

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net Amount represents the amount that is subject to loss in the event of a counterparty failure as of June 30, 2013.

7.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

10.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high-yield bonds (also known as “junk” bonds) in which the Fund may invest are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of the Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing. The Fund’s exposure to inflation-linked investments, such as Treasury Inflation Protected Securities, may be vulnerable to changes in expectations of inflation or interest rates.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Notes to Financial Statements (unaudited)(concluded)

These factors can affect the Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	2,834,734	2,160,924
Reinvestment of distributions	—	69,848
Shares reacquired	(5,192)	(29,087)
Increase	2,829,542	2,201,685

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Total Return Portfolio	SFTR-PORT-3-0613 (08/13)

2 0 1 3

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Series Fund—Value Opportunities

Portfolio

For the six-month period ended June 30, 2013

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

4	Schedule of Investments

8	Statement of Assets and Liabilities

9	Statement of Operations

10	Statement of Changes in Net Assets

11	Financial Highlights

12	Notes to Financial Statements

17	Supplemental Information to Shareholders

Lord Abbett Series Fund — Value Opportunities Portfolio
Semiannual Report

For the six-month period ended June 30, 2013

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Series Fund — Value Opportunities Portfolio for the six-month period ended June 30, 2013. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster
Director, President and Chief Executive Officer

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 through June 30, 2013).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/13 – 6/30/13” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/13	6/30/13	1/1/13 - 6/30/13
Class VC
Actual	$1,000.00	$1,176.90	$5.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.35	$5.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2013

Sector*	%**
Consumer Discretionary	12.20%
Consumer Staples	4.44%
Energy	6.22%
Financials	27.31%
Health Care	8.81%
Industrials	11.46%
Information Technology	14.62%
Materials	9.10%
Utilities	5.84%
Total	100.00%

*	A sector may comprise several industries.
**	Represent percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2013

Investments	Shares	Fair Value
COMMON STOCKS 104.57%

Aerospace & Defense 0.86%
Hexcel Corp.*	68	$2,315

Airlines 0.68%
Spirit Airlines, Inc.*	58	1,843

Auto Components 0.57%
Tenneco, Inc.*	34	1,540

Beverages 0.96%
Beam, Inc.	41	2,588

Biotechnology 0.52%
Quintiles Transnational Holdings, Inc.*	33	1,404

Building Products 1.36%
Fortune Brands Home & Security, Inc.	59	2,286
Masco Corp.	70	1,364
Total		3,650

Capital Markets 3.74%
Ares Capital Corp.	176	3,027
Raymond James Financial, Inc.	95	4,083
Waddell & Reed Financial, Inc. Class A	68	2,958
Total		10,068

Chemicals 2.02%
Axiall Corp.	47	2,001
Chemtura Corp.*	170	3,451
Total		5,452

Commercial Banks 12.00%
BOK Financial Corp.	31	1,985
CapitalSource, Inc.	365	3,424
CIT Group, Inc.*	34	1,585
City National Corp.	37	2,345
Comerica, Inc.	132	5,258
East West Bancorp, Inc.	146	4,015
FirstMerit Corp.	188	3,766

Investments	Shares	Fair Value
Signature Bank*	55	$4,566
Western Alliance Bancorp*	151	2,390
Zions Bancorporation	103	2,975
Total		32,309

Commercial Services & Supplies 0.47%
Waste Connections, Inc.	31	1,275

Computers & Peripherals 1.58%
NCR Corp.*	74	2,441
Synaptics, Inc.*	47	1,813
Total		4,254

Construction & Engineering 1.47%
Jacobs Engineering Group, Inc.*	72	3,969

Construction Materials 0.99%
Vulcan Materials Co.	55	2,663

Containers & Packaging 3.28%
Berry Plastics Group, Inc.*	123	2,715
Rock-Tenn Co. Class A	47	4,694
Sealed Air Corp.	60	1,437
Total		8,846

Electric: Utilities 2.97%
Cleco Corp.	29	1,347
ITC Holdings Corp.	34	3,104
NV Energy, Inc.	151	3,542
Total		7,993

Electronic Equipment, Instruments & Components 3.14%
Amphenol Corp. Class A	30	2,338
FLIR Systems, Inc.	50	1,348
Jabil Circuit, Inc.	136	2,772
Trimble Navigation Ltd.*	77	2,003
Total		8,461

4	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value
Energy Equipment & Services 4.25%
GulfMark Offshore, Inc. Class A	55	$2,480
Helix Energy Solutions Group, Inc.*	133	3,064
Helmerich & Payne, Inc.	49	3,060
Superior Energy Services, Inc.*	109	2,828
Total		11,432

Food Products 2.71%
Bunge Ltd.	39	2,760
Ingredion, Inc.	38	2,493
Pinnacle Foods, Inc.	85	2,053
Total		7,306

Health Care Providers & Services 5.29%
Community Health Systems, Inc.	59	2,766
DaVita HealthCare Partners, Inc.*	8	966
Hanger, Inc.*	39	1,234
Laboratory Corp. of America Holdings*	22	2,202
MEDNAX, Inc.*	45	4,121
Team Health Holdings, Inc.*	72	2,957
Total		14,246

Hotels, Restaurants & Leisure 1.83%
Red Robin Gourmet Burgers, Inc.*	59	3,256
Royal Caribbean Cruises Ltd.	50	1,667
Total		4,923

Household Durables 2.45%
Jarden Corp.*	66	2,888
Mohawk Industries, Inc.*	33	3,712
Total		6,600

Household Products 0.97%
Spectrum Brands Holdings, Inc.	46	2,616

Investments	Shares	Fair Value
Information Technology Services 6.54%
Acxiom Corp.*	74	$1,678
Alliance Data Systems Corp.*	18	3,259
Amdocs Ltd.	115	4,265
Fidelity National Information Services, Inc.	85	3,642
Lender Processing Services, Inc.	45	1,456
Sapient Corp.*	254	3,317
Total		17,617

Insurance 6.54%
Arch Capital Group Ltd.*	78	4,010
Brown & Brown, Inc.	81	2,611
Hartford Financial Services Group, Inc.	156	4,823
HCC Insurance Holdings, Inc.	70	3,018
Markel Corp.*	6	3,162
Total		17,624

Internet Software & Services 1.19%
Akamai Technologies, Inc.*	75	3,191

Leisure Equipment & Products 0.97%
Brunswick Corp.	82	2,620

Life Sciences Tools & Services 1.67%
PerkinElmer, Inc.	138	4,485

Media 1.53%
Interpublic Group of Cos., Inc. (The)	221	3,215
New York Times Co. (The)*	81	896
Total		4,111

Metals & Mining 3.21%
Allegheny Technologies, Inc.	104	2,736
Carpenter Technology Corp.	31	1,397
Reliance Steel & Aluminum Co.	69	4,524
Total		8,657

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2013

Investments	Shares	Fair Value
Multi-Utilities 2.02%
CMS Energy Corp.	98	$2,663
Wisconsin Energy Corp.	68	2,787
Total		5,450

Oil, Gas & Consumable Fuels 2.26%
Cimarex Energy Co.	26	1,690
EQT Corp.	30	2,381
Range Resources Corp.	26	2,010
Total		6,081

Pharmaceuticals 1.73%
Actavis, Inc.*	37	4,670

Professional Services 0.94%
Robert Half International, Inc.	76	2,525

Real Estate Investment Trusts 5.44%
BioMed Realty Trust, Inc.	171	3,459
Brandywine Realty Trust	144	1,947
DDR Corp.	115	1,915
Digital Realty Trust, Inc.	39	2,379
Equity Lifestyle Properties, Inc.	30	2,358
Liberty Property Trust	70	2,587
Total		14,645

Real Estate Management & Development 0.84%
Realogy Holdings Corp.*	47	2,258

Road & Rail 2.81%
Genesee & Wyoming, Inc. Class A*	28	2,376
Hertz Global Holdings, Inc.*	150	3,720
Kansas City Southern	14	1,483
Total		7,579

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 0.99%
Lam Research Corp.*	60	$2,660

Software 1.86%
Rovi Corp.*	219	5,002

Specialty Retail 4.85%
Abercrombie & Fitch Co. Class A	71	3,213
Chico’s FAS, Inc.	129	2,201
Dick’s Sporting Goods, Inc.	56	2,803
GameStop Corp. Class A	39	1,639
Penske Automotive Group, Inc.	55	1,680
Tiffany & Co.	21	1,529
Total		13,065

Textiles, Apparel & Luxury Goods 0.56%
PVH Corp.	12	1,501

Trading Companies & Distributors 3.39%
HD Supply Holdings, Inc.*	122	2,292
TAL International Group, Inc.*	78	3,399
United Rentals, Inc.*	69	3,444
Total		9,135

Water Utilities 1.12%
American Water Works Co., Inc.	73	3,010
Total Investments in Common Stocks 104.57% (cost $231,869)		281,639
Liabilities in Excess of Cash and Other Assets (4.57)%		(12,316)
Net Assets 100%		$269,323

*	Non-income producing security.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2013

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$281,639	$—	$—	$281,639
Total	$281,639	$—	$—	$281,639

(1)	Refer to note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended June 30, 2013.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2013

ASSETS:
Investments in securities, at fair value (cost $231,869)	$281,639
Cash	17,788
Receivables:
From advisor (See Note 3)	5,216
Investment securities sold	1,257
Dividends	235
Total assets	306,135
LIABILITIES:
Payables:
Investment securities purchased	4,110
Management fee	167
Directors’ fees	12
Fund administration	9
Accrued expenses and other liabilities	32,514
Total liabilities	36,812
NET ASSETS	$269,323
COMPOSITION OF NET ASSETS:
Paid-in capital	$201,049
Undistributed net investment income	232
Accumulated net realized gain on investments	18,272
Net unrealized appreciation on investments	49,770
Net Assets	$269,323
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	13,443
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$20.03

8	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2013

Investment income:
Dividends	$1,651
Total investment income	1,651
Expenses:
Management fee	960
Professional	18,695
Reports to shareholders	5,573
Custody	4,952
Fund administration	51
Shareholder servicing	13
Directors’ fees	3
Other	1,119
Gross expenses	31,366
Management fee waived and expenses reimbursed (See Note 3)	(29,958)
Net expenses	1,408
Net investment income	243
Net realized and unrealized gain:
Net realized gain on investments	19,176
Net change in unrealized appreciation/depreciation on investments	21,114
Net realized and unrealized gain	40,290
Net Increase in Net Assets Resulting From Operations	$40,533

See Notes to Financial Statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2013	For the Year Ended
INCREASE IN NET ASSETS	(unaudited)	December 31, 2012
Operations:
Net investment income	$243	$601
Net realized gain on investments	19,176	5,788
Net change in unrealized appreciation/depreciation on investments	21,114	16,174
Net increase in net assets resulting from operations	40,533	22,563
Distributions to shareholders from:
Net investment income	—	(540)
Capital share transactions (See Note 10):
Reinvestment of distributions	—	540
Net increase in net assets resulting from capital share transactions	—	540
Net increase in net assets	40,533	22,563
NET ASSETS:
Beginning of period	$228,790	$206,227
End of period	$269,323	$228,790
Undistributed (distributions in excess of) net investment income	$232	$(11)

10	See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2013		Year Ended 12/31		4/23/2010(a) to
	(unaudited)		2012	2011	12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$17.02		$15.38	$16.11	$15.00
Investment operations:
Net investment income(b)					—	(c)
Net realized and unrealized loss					(.37)
Total from investment operations					(.37)
Net asset value on SEC Effective Date, 5/1/2010					$14.63
Investment operations:
Net investment income(b)	.02		.04	— (c)	.09
Net realized and unrealized gain (loss)	2.99		1.64	(.73)	1.48
Total from investment operations	3.01		1.68	(.73)	1.57
Distributions to shareholders from:
Net investment income	—		(.04)	—	(.09)
Net asset value, end of period	$20.03		$17.02	$15.38	$16.11
Total Return(d)					7.94	%(e)(f)
Total Return(d)	17.69	%(e)	10.92%	(4.47)%	10.67	%(e)(g)
Ratios to Average Net Assets:
Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(e)	1.10%	1.10%	1.10	%(h)
Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(e)	1.10%	1.10%	1.10	%(h)
Expenses, excluding expense reductions, management fee waived and expenses reimbursed	12.13	%(e)	28.69%	30.03%	44.39	%(h)
Net investment income	.09	%(e)	.28%	.03%	.94	%(h)

Supplemental Data:
Net assets, end of period (000)	$269		$229	$206	$216
Portfolio turnover rate	33.36	%(e)	62.36%	66.18%	49.29%

(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/2010 through 12/31/2010.
(g)	Total return for the period 5/1/2010 through 12/31/2010.
(h)	Annualized.

See Notes to Financial Statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Value Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

12

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal period ended December 31, 2010 through the fiscal year ended December 31, 2012. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

13

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2013, and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	0.75%
Next $1 billion	0.70%
Over $2 billion	0.65%

For the six months ended June 30, 2013, the effective management fee, net of waivers, paid to Lord Abbett was at an annualized rate of .00% of the Fund’s average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period ended June 30, 2013 and continuing through April 30, 2014, Lord Abbett has contractually agreed to waive all or a portion of its management fee and administrative fee, and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Board.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2013, the Fund did not incur expenses for such services arrangements.

A Director and certain of the Company’s officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2013 and the fiscal year ended December 31, 2012 was as follows:

	Six Months Ended 6/30/2013 (unaudited)	Year Ended 12/31/2012
Distributions paid from:
Ordinary income	$—	$540
Total distributions paid	$—	$540

As of December 31, 2012, the Fund had a capital loss carryforward of $357 set to expire in 2018.

In accordance with the Regulated Investment Company Modernization Act of 2010, the Fund will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will also retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$232,406
Gross unrealized gain	53,740
Gross unrealized loss	(4,507)
Net unrealized security gain	$49,233

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2013 were as follows:

Purchases	Sales
$89,597	$89,672

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2013.

15

Notes to Financial Statements (unaudited)(concluded)

6.	DIRECTORS’ REMUNERATION

The Company’s officers and a Director, who are associated with Lord Abbett, do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small and mid-sized company stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

10.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2013 (unaudited)	Year Ended December 31, 2012
Shares sold	—	—
Reinvestment of distributions	—	32
Increase	—	32

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.
Lord Abbett Series Fund, Inc.
Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Value Opportunities Portfolio	SFVALOPP-PORT-3-0613 (08/13)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 13, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 13, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 13, 2013

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 13, 2013